                                          1933 Act File No. 33-26516
                                          1940 Act File No. 811-5752

                          SECURITIES AND EXCHANGE COMMISSION
                                 Washington, DC 20549

                                       Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              X
                                                                  ------

    Pre-Effective Amendment No.         ....................
                                --------                          ------

    Post-Effective Amendment No.  33  ......................         X
                                 -----                            ------

                                        and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      X
                                                                  ------

    Amendment No.   32 .....................................         X
                  -----                                           ------

                             INDEPENDENCE ONE MUTUAL FUNDS

                  (Exact Name of Registrant as Specified in Charter)

                                 5800 Corporate Drive
                          Pittsburgh, Pennsylvania 15237-7010
                       (Address of Principal Executive Offices)

                                    (412) 288-1900
                            (Registrant's Telephone Number)

                              John W. McGonigle, Esquire,
                               Federated Investors Tower
                                  1000 Liberty Avenue
                          Pittsburgh, Pennsylvania 15222-3779
                        (Name and Address of Agent for Service)
                   (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

___   immediately upon filing pursuant to paragraph (b)
_X    on _June 28, 2001______ pursuant to paragraph (b)
___   60 days after filing pursuant to paragraph (a)(i)
___   on                   __ pursuant to paragraph (a)(i)
___   75 days after filing pursuant to paragraph (a)(ii)
___   on               pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

__X___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Copies To:

Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky LLP
2101 L Street, NW
Washington, DC  20037-1526

Prospectus

Independence One®

Mutual Funds

Independence One® Mutual Funds offers eight portfolios, including three equity funds, two bond funds and three money market funds.

Independence One
Equity Plus Fund
Class A Shares
Class B Shares

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Independence One
Small Cap Fund
Class A Shares

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Independence One
International Equity Fund
Class A Shares

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Independence One
U.S. Government Securities Fund
Class A Shares
Class B Shares

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Independence One Fixed Income Fund
Class A Shares
Class B Shares

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June 30, 2001

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[Graphic Representation Omitted - See Appendix]

[Logo of Independence One]

NOT FDIC INSURED*MAY LOSE VALUE*NO BANK GUARANTEE

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense. For more information about any of the Independence One® Mutual Funds, please call 800-334-2292 for a prospectus, which should be read carefully before investing.

Independence One® Mutual Funds

[Graphic Representation Omitted - See Appendix]

Contents

Fund Goals, Strategies, Performance and Risk	1
Principal Risks of the Funds	4
What are the Funds’ Fees and Expenses?	10
Principal Securities in Which the Funds Invest	13
Specific Risks of Investing in the Funds	19
What do Shares Cost?	22
How are the Funds Sold?	25
How to Purchase Shares	25
How to Redeem and Exchange Shares	27
Account and Share Information	30
Who Manages the Funds?	31
Financial Information	33

Fund Goals, Strategies, Performance and Risk

[Graphic Representation Omitted - See Appendix]

The following describes the investment goals, strategies, and principal risks of the Independence One Equity Plus Fund, Independence One Small Cap Fund and Independence One International Equity Fund (combined the “Equity Funds”) and Independence One U.S. Government Securities Fund and Independence One Fixed Income Fund (combined the “Bond Funds”). There can be no assurance that a Fund will achieve its goal.

Independence One Equity Plus Fund

Goal: Seeks to provide total return.

The Fund’s total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities. The Fund expects that capital appreciation will comprise the largest component of its total return.

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Strategy: The Fund pursues its investment objective by investing in the common stocks that comprise the Standard & Poor’s Composite Stock Price Index (“S&P 100”), in an effort to provide investment results that correspond to or exceed the aggregate price and dividend performance of the S&P 100.

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The S&P 100 is a market capitalization-weighted index of 100 common stocks from a broad range of industries. The S&P 100 provides a measure of overall large company performance because the stocks selected for inclusion tend to be the leading companies in leading industries in the U.S. economy. Selection criteria include total market value of an issuer’s outstanding shares (market capitalization), trading activity and liquidity of the issuer’s shares, and the issuer’s financial and operating soundness.

Normally at least 80% of the Fund’s assets will be invested to correspond as closely as possible to the relative weighting of the S&P 100 in order to attempt to achieve a high degree of correlation between the performance of the Fund’s portfolio and that of the S&P 100. The remaining 20% of the Fund’s assets will normally also be invested in stocks that are included in the S&P 100, but the Fund’s position in such stocks may be greater (overweighted) compared to such stocks’ weightings in the S&P 100. These weightings will be determined by the Fund’s Adviser and Sub-Adviser in an effort to exceed the total return performance of the S&P 100.

Independence One Small Cap Fund

Goal: Seeks to provide total return.

The Fund’s total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities. The Fund expects that capital appreciation will comprise the largest component of its total return.

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Strategy: The Fund pursues its investment objective by investing at least 80% of its assets in a representative sample of common stocks comprising the S&P SmallCap 600 Index (“S&P SmallCap 600”), in an effort to provide investment results that correspond to or exceed the aggregate price and dividend performance of the S&P SmallCap 600.

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The S&P SmallCap 600 is a market capitalization-weighted index of 600 common stocks from a variety of economic sectors and industrial groups. Selection criteria include total market capitalization of an issuer’s outstanding shares (market capitalization), market size, trading activity and liquidity of the issuer’s shares, the issuer’s financial and operating soundness, industry representation and public ownership.

The Fund’s Adviser and Sub-Adviser invest the Fund’s holdings in approximately 200 of the stocks that comprise the S&P SmallCap 600. The stocks selected may generally meet one or more of the following criteria: (i) a history of beta (price volatility) similar to the average beta of all stocks in the index; (ii) a price that is equal to or greater than that of the average index stock’s price; and (iii) a total capitalization equal to or greater than the average index stock’s capitalization. The Adviser believes that the stock selection process will help focus the Fund’s holding in stocks that are relatively more liquid and that can be bought and sold with relatively lower transaction costs.

Independence One International Equity Fund

Goal: Seeks to provide total return.

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Strategy: The Fund invests at least 80% of its assets in common stocks and other equity securities of foreign companies. The Fund seeks to approximate or exceed the performance of the Morgan Stanley Capital International Europe, Australia and Far East Accumulation Index (the “MSCI-EAFE Index”) (net) in U.S. dollars over a rolling three-year period. The Fund focuses on developed countries in Europe, Australia and the Far East. The Fund’s Sub-Adviser diversifies the Fund’s investments across a number of foreign countries and seeks securities of companies with above average growth potential and/or consistent earnings. In selecting these companies, the Adviser performs a fundamental analysis of the issuer, focusing on the issuer’s historical and projected future growth of revenue and earnings. The Sub-Adviser adjusts the Fund’s portfolio in response to changing growth scenarios for various industry sectors and regions. The Sub-Adviser intends to diversify the Fund’s investments among various foreign countries (in any case, not less than three) in an effort to reduce risks.

The Fund has an investment goal of total return. Total return is a combination of income, from dividends or interest, and capital appreciation, which results from an increase in the value of a security (called unrealized appreciation) or from selling a security for more than its cost (called realized appreciation). It is expected that capital appreciation will comprise the largest component of total return. As a result, in market conditions that favor funds that focus on income, the Fund may not be able to achieve the same level of total return as other mutual funds. For the Fund, income is typically incidental.

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Independence One U.S. Government Securities Fund

Goal: Seeks to provide high current income.

Strategy: The Fund pursues its investment objective by investing only in U.S. Treasury and government agency securities. U.S. government securities are subject to varying levels of backing as to payment of principal and interest by the United States. In addition to seeking high current income relative to fixed income funds with shorter average durations than that of the Fund, the Fund’s portfolio will be managed in an effort to seek total return which includes both changes in the principal value of the Fund’s portfolio and interest income earned. Accordingly, the Fund’s Adviser does not select securities purely to maximize the current yield of the Fund.

In an effort to manage the Fund’s current income and total performance, the Adviser attempts to anticipate the opportunities and risks of changes in market interest rates. When the Adviser expects that market interest rates may decline, it may extend the average duration of the Fund’s portfolio, and when, in the Adviser’s judgment, market interest rates may rise, it may shorten the average duration of the Fund. Duration measures the price sensitivity of a fixed income security to changes in interest rates. Generally, the Adviser will limit the Fund’s duration to fall within a four to seven year range.

The Adviser may also attempt to improve the Fund’s total return by weighing the relative value of different types of U.S. government securities having similar maturities in selecting portfolio securities.

Independence One Fixed Income Fund

Goal: Seeks to provide total return.

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Strategy: The Fund pursues its investment objective by investing at least 80% of its assets in a diversified portfolio of fixed income securities consisting primarily of corporate obligations rated A or higher by a nationally recognized statistical rating organization (“NRSRO”); U.S. government securities; and mortgage backed and asset backed securities.

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The Fund will attempt to deliver share price and/or income performance in excess of the bond market in general as measured by such broad indices as the Merrill Lynch 1-10 Years U.S. Corporate/Government Bond Index. The Fund currently expects to maintain an average dollar-weighted maturity of between three and eight years, although securities of longer or shorter maturities may be purchased.

In an effort to manage the Fund’s total return, the Adviser attempts to anticipate the opportunities and risks of changes in market interest rates. When the Adviser expects that market interest rates may decline, it may extend the average maturity of the Fund’s portfolio, and when, in the Adviser’s judgment, market interest rates may rise, it may shorten the average maturity of the Fund. The Adviser may also attempt to improve the Fund’s total return by weighing the relative value of the various types of fixed income securities having similar maturities in selecting portfolio securities.

Principal Risks of the Funds

[Graphic Representation Omitted - See Appendix]

In addition to the risks set forth below that are specific to an investment in a particular Fund, there are risks common to all mutual funds.

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For example, a Fund’s share price may decline and an investor could lose money. Also, there is no assurance that a Fund will achieve its investment objective. The Shares offered by this prospectus are not deposits or obligations of any bank and are not endorsed or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risks	Equity Plus Fund	Small Cap Fund	International Equity Fund	U.S. Government Securities Fund	Fixed Income Fund
Stock Market Risks [1]	•	•	•
Currency Risks [2]			•
Risks Related to Investing for Value [3]			•
Risks Related to Investing for Growth [4]			•
Risks Related to Company Size [5]		•
Risks of Foreign Investing [6]			•
Credit Risks [7]					•
Interest Rate Risks [8]				•	•
Call Risks [9]					•
Prepayment Risks [10]				•	•

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1	The value of equity securities rise and fall.
2	Exchange rates for currencies fluctuate daily.
3	Value stocks depend less on price changes for returns and may lag behind growth stocks in an up market.
4	Growth stocks depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks.
5	The smaller the capitalization of a company, the less liquid its stock and the more volatile its price.
6	Foreign economic, political or regulatory conditions may be less favorable than those of the United States.
7	The possibility that an issuer will default on a security by failing to pay interest or principal when due.
8	Prices of fixed income securities rise and fall in response to interest rate changes. Interest rate changes have a greater effect on the price of fixed income securities with longer durations.
9	An issuer may redeem a fixed income security before maturity at a price below its current market price.
10	The relative volatility of mortgage backed securities is due to the likelihood of prepayments which increase in a declining interest rate environment and decrease in a rising interest rate environment.

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Independence One Equity Plus Fund Risk/Return Bar Chart and Table

[Graphic Representation Omitted - See Appendix]

The bar chart shows the variability of the Fund’s Class B Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund’s Class B Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund’s Class B Shares total return for the three-month period from January 1, 2001 to March 31, 2001 was (14.59)%.

Within the period shown in the Chart, the Fund’s Class B Shares highest quarterly return was 2.50% (quarter ended March 31, 2000). Its lowest quarterly return was (10.06)% (quarter ended December 31, 2000).

Average Annual Total Return Table

The following table represents the Fund’s Class B Shares Average Annual Total Return, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2000. The table shows the Fund’s total returns averaged over a period of years relative to the Standard & Poor’s 100 Composite Stock Price Index (S&P 100), a broad-based market index. Please see the Fund’s Strategies for a definition of the S&P 100. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

Calendar Period	Class B Shares	S&P 100
1 Year	(17.89)%	(12.61)%
Start of Performance[1]	(0.67)%	1.67%

1 The Fund’s Class B Shares start of performance date was October 20, 1999.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

Independence One Small Cap Fund Risk/Return Bar Chart and Table

[Graphic Representation Omitted - See Appendix]

The bar chart shows the variability of the Fund’s total returns on a calendar year-end basis. The total returns displayed for the Fund do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund’s total return for the three-month period from January 1, 2001 to March 31, 2001 was (8.69)%.

Within the period shown in the Chart, the Fund’s highest quarterly return was 13.19% (quarter ended December 31, 1999). Its lowest quarterly return was (7.60)% (quarter ended March 31, 1999).

Average Annual Total Return Table

The following table represents the Fund’s Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2000. The table shows the Fund’s total returns averaged over a period of years relative to the Standard & Poor’s Small Cap 600 Composite Stock Price Index (S&P 600), a broad-based market index. Please see the Fund’s Strategies for a definition of the S&P 600. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

Calendar Period	Fund	S&P 600
1 Year	6.62%	11.81%
Start of Performance[1]	5.43%	8.04%

1 The Fund’s start of performance date was June 22, 1998.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

Independence One International Equity Fund Risk/Return Bar Chart and Table

[Graphic Representation Omitted - See Appendix]

The bar chart shows the variability of the Fund’s total returns on a calendar year-end basis. The total returns displayed for the Fund do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund’s total return for the three-month period from January 1, 2001 to March 31, 2001 was (13.93)%.

Within the period shown in the Chart, the Fund’s highest quarterly return was 12.35% (quarter ended December 31, 1999). Its lowest quarterly return was (8.53)% (quarter ended September 30, 2000).

Average Annual Total Return Table

The following table represents the Fund’s Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2000. The table shows the Fund’s total returns averaged over a period of years relative to the Morgan Stanley Capital International EAFE Index (MSCI-EAFE), a broad-based market index. The MSCI-EAFE is a market capitalization weighted foreign securities index, which is widely used to measure performance of European, Australian, New Zealand and Far Eastern stock markets. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

Calendar Period	Fund	MSCI-EAFE
1 Year	(17.36)%	(14.17)%
Start of Performance[1]	9.78%	11.31%

1 The Fund’s start of performance date was September 25, 1998.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

Independence One U.S. Government Securities Fund Risk/Return Bar Chart and Table

[Graphic Representation Omitted - See Appendix]

The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund’s total return for the three-month period from January 1, 2001 to March 31, 2001 was 1.93%.

Within the period shown in the Chart, the Fund’s Class A Shares highest quarterly return was 6.17% (quarter ended June 30, 1995). Its lowest quarterly return was (2.38)% (quarter ended March 31, 1996).

Average Annual Total Return Table

The following table represents the Fund’s Class A Shares Average Annual Total Returns for the calendar periods ended December 31, 2000. The table shows the Fund’s total returns averaged over a period of years relative to the Merrill Lynch U.S. Treasury/Agency Master Index (MLUSTA), a broad based market index. The MLUSTA is an unmanaged index tracking U.S. government securities. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

Calendar Period	Class A Shares	MLUSTA
1 Year	8.37%	13.11%
5 Years	5.04%	6.50%
Start of Performance [1]	5.98%	7.13%

1 The Fund’s Class A Shares start of performance date was January 11, 1993.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

Independence One Fixed Income Fund Risk/Return Bar Chart and Table

[Graphic Representation Omitted - See Appendix]

The total returns shown here are for Trust Shares which is another class of shares offered by the Fund. Trust Shares are not offered in this prospectus for the Fund’s Class A Shares and Class B Shares. The total returns for Trust Shares are disclosed because Class A Shares and Class B Shares have only been offered since May 1, 2001. These total returns would be substantially similar to the annual returns for Class A Shares and Class B Shares over the same period and would differ only to the extent that the classes do not have the same expenses. It is anticipated that expenses for Class A Shares and Class B Shares will exceed those of the Trust Shares.

The bar chart shows the variability of the Fund’s Trust Shares total returns on a calendar year-end basis.

The Fund’s Trust Shares are not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value.

The Fund’s total return for the three-month period from January 1, 2001 to March 31, 2001 was 2.98%.

Within the period shown in the Chart, the Fund’s Trust Shares highest quarterly return was 4.27% (quarter ended September 30, 1998). Its lowest quarterly return was (0.97)% (quarter ended March 31, 1996).

Average Annual Total Return Table

The following table represents the Fund’s Trust Shares Average Annual Total Returns for the calendar periods ended December 31, 2000. The table shows the Fund’s total returns averaged over a period of years relative to the Merrill Lynch 1-10 Year U.S. Corporate/Government Bond Index (ML1-10USCG), a broad based market index. The ML1-10USCG tracks U.S. government securities between 1 and 9.99 years. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

Calendar Period	Trust Shares	ML1-10USCG
1 Year	8.42%	10.12%
5 Years	5.31%	6.14%
Start of Performance[1]	5.63%	6.48%

1 The Fund’s Trust Shares start of performance date was October 23, 1995.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

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What are the Funds’ Fees and Expenses?

[Graphic Representation Omitted - See Appendix]

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Independence One Funds Class A and Class B Shares Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Class A and B Shares of the Independence One Mutual Funds.

					U.S.	U.S.	Fixed	Fixed
Shareholder Fees	Equity Plus	Equity Plus	Small Cap	International	Government	Government	Income	Income
Fees Paid Directly	Fund	Fund	Fund	Equity Fund	Securities	Securities	Fund	Fund
From Your Investment	Class A	Class B	Class A	Class A	Fund Class A	Fund Class B	Class A	Class B
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.00%	None	4.00%*	4.00%*	4.00%*	None	4.00%	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	5.00%	None	None	None	5.00%	None	5.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None	None	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None	None	None	None	None
Exchange Fee	None	None	None	None	None	None	None	None
Annual Fund Operating Expenses (Before waivers)1 (expenses deducted and expressed as a percentage of the Fund’s net assets)
Management Fee [2]	0.40%	0.40%	0.50%	1.00%	0.70%	0.70%	0.75%	0.75%
Distribution (12b-1) Fee	0.25%	0.75%	None	None	None	0.75%	0.25%	0.75%
Shareholder Servicing Fee	None	0.25%	None	None	None	0.25%	None	0.25%
Other Expenses	0.21%	0.21%	0.51%	0.93%	0.52%	0.52%	0.35%	0.35%
Total Annual Fund Operating Expenses	0.86%	1.61%	1.01%	1.93%	1.22%	2.22%	1.35%	2.10%
*See "Sales Charge When You Purchase".
[1] Although not contractually obligated to do so, the Adviser waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended April 30, 2001.
Total Waiver of Fund Expenses	0.10%	0.10%	0.03%	0.41%	0.51%	0.51%	0.45%	0.45%
Total Annual Fund Operating Expenses (after waivers)	0.76%	1.51%	0.98%	1.52%	0.71%	1.71%	0.90%	1.65%
[2]  The Adviser voluntarily waived a portion of the management fee. The Adviser may terminate this voluntary waiver at any time. The management fee the Equity Plus
Fund, the International Equity Fund, the U.S. Government Securities Fund, and the Fixed
Income Fund actually paid (after the voluntary waiver) was 0.30%, 0.70%, 0.20%, and
0.30%, respectively, for the fiscal year ended April 30, 2001.
[3]  The administrator for the Small Cap Fund, the International Equity Fund and the U.S. Government
Securities Fund voluntarily reduced certain operating expenses of the Fund. These voluntary reductions can be terminated at any time. Total other expenses actually paid by the funds were
0.48%, 0.82%, and 0.51%, respectively, for the fiscal year ended April 30, 2001.

Example

This example is intended to help you compare the cost of investing in the Equity Plus Fund, Class A and Class B Shares, Small Cap Fund, Class A Shares, International Equity Fund, Class A Shares, U.S. Government Fund, Class A and Class B Shares, and the Fixed Income Fund, Class A and Class B Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in each of the Funds for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each of the Funds’ operating expenses are before waivers as shown in the table and remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses assuming redemption

	Equity Plus Fund Class A Shares	Equity Plus Fund Class B Shares	Small Cap Fund Class A Shares	International Equity Fund Class A Shares
1 Year	$ 484	$ 664	$ 499	$ 588
3 Years	$ 663	$ 808	$ 709	$ 982
5 Years	$ 858	$1,076	$ 936	$1,400
10 Years	$1,418	$1,526	$1,587	$2,564

	U.S. Government Securities Fund Class A Shares	U.S. Government Securities Fund Class B Shares	Fixed Income Fund Class A Shares	Fixed Income Fund Class B Shares
1 Year	$ 519	$ 725	$ 532	$ 713
3 Years	$ 772	$ 994	$ 811	$ 958
5 Years	$1,044	$1,390	$1,110	$1,329
10 Years	$1,818	$2,068	$1,959	$2,064

Expenses assuming no redemption
	Equity Plus Fund Class A Shares	Equity Plus Fund Class B Shares	Small Cap Fund Class A Shares	International Equity Fund Class A Shares
1 Year	$ 484	$ 164	$ 499	$ 588
3 Years	$ 663	$ 508	$ 709	$ 982
5 Years	$ 858	$ 876	$ 936	$1,400
10 Years	$1,418	$1,526	$1,587	$2,564

	U.S. Government Securities Fund Class A Shares	U.S. Government Securities Fund Class B Shares	Fixed Income Fund Class A Shares	Fixed Income Fund Class B Shares
1 Year	$ 519	$ 225	$ 532	$ 213
3 Years	$ 772	$ 694	$ 811	$ 658
5 Years	$1,044	$1,190	$1,110	$1,129
10 Years	$1,818	$2,068	$1,959	$2,064

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Principal Securities in Which the Funds Invest

[Graphic Representation Omitted - See Appendix]

Equity Securities

The Equity Funds invest in equity securities. Equity securities represent a share of an issuer’s earnings and assets, after the issuer pays its liabilities. The Funds cannot predict the income they will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer’s business.

The following describes the principal types of equity securities in which the Equity Funds may invest.

Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer’s earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer’s earnings may influence the value of its common stock.

Foreign Securities

The foreign securities held by the International Equity Fund are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

  it is organized under the laws of, or has a principal office located in, another country;
  the principal trading market for its securities is in another country; or
  it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

Depositary Receipts

Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts held by the International Equity Fund are not traded in the same market as the underlying security. The foreign securities underlying American Depositary Receipts (ADRs) are not traded in the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary Receipts (IDRs), are traded globally or outside the United States. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.

Foreign Exchange Contracts

In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the International Equity Fund may enter into spot currency trades. In a spot trade, a Fund agrees to exchange one currency for another at the current exchange rate. A Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease a Fund’s exposure to currency risks.

Derivative Contracts

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, a Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

A Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counter-party. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how a Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund’s exposure to market and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

International Equity Fund may principally trade in the following types of derivative contracts:

Futures Contracts

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset.

International Equity Fund may principally buy/sell the following types of futures contracts: stock index futures and foreign currency forward contracts.

Hedging

Small Cap Fund and International Equity Fund may use hedging as a principal strategy. Hedging transactions are intended to reduce specific risks. For example, to protect a Fund against circumstances that would normally cause a Fund’s portfolio securities to decline in value, a Fund may buy or sell a derivative contract that would normally increase in value under the same circumstances. A Fund may also attempt to hedge by using combinations of different derivatives contracts, or derivatives contracts and securities. A Fund’s ability to hedge may be limited by the costs of the derivatives contracts. A Fund may attempt to lower the cost of hedging by entering into transactions that provide only limited protection, including transactions that (1) hedge only a portion of its portfolio, (2) use derivatives contracts that cover a narrow range of circumstances or (3) involve the sale of derivatives contracts with different terms. Consequently, hedging transactions will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses and losses to a Fund.

Fixed Income Securities

The Bond Funds invest in fixed income securities. Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer’s earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security’s yield measures the annual income earned on a security as a percentage of its price. A security’s yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the principal types of fixed income securities in which the Bond Funds may invest.

Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

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Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (a GSE) acting under federal authority. The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

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The Funds treat mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the market and prepayment risks of these mortgage backed securities.

Corporate Debt Securities

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. A Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Commercial Paper

The Fixed Income Fund may invest in commercial paper. Commercial paper is an issuer’s obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.

Demand Instruments

Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Funds treat demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

Mortgage Backed Securities

The mortgage backed securities which may be held by the Fixed Income Fund represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

Collateralized Mortgage Obligations (CMOs)

CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. The Fixed Income Fund will only invest in CMOs which, at the time of purchase, are rated AAA by an NRSRO or are of comparable quality as determined by the Adviser, and which may be: (a) collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government; (b) collateralized by pools of mortgages in which payment of principal and interest is guaranteed by the issuer and such guarantee is collateralized by U.S. government securities; or (c) collateralized by pools of mortgages without a government guarantee as to payment of principal and interest, but which have some form of credit enhancement. This creates different prepayment and interest rate risks for each CMO class.

Sequential CMOs

In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes. The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which is difficult to predict and will vary among pools.

Asset Backed Securities

The Fixed Income Fund may invest in asset backed securities. Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of notes or pass through certificates. Asset backed securities have prepayment risks.

Credit Enhancement

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based in part upon its credit enhancement.

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Certain of the Fixed Income Fund’s investments may be credit enhanced. Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to the security’s holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

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Special Transactions

Repurchase Agreements

Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting a Fund’s return on the transaction. This return is unrelated to the interest rate on the underlying security. A Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund’s custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

Temporary Defensive Investments

A Fund may temporarily depart from its principal investment strategies by investing its assets in cash, cash items, and shorter-term, higher-quality debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause a Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

Portfolio Turnover

The Funds may actively trade their portfolio securities in an attempt to achieve their investment objective. Active trading will cause a Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases a Fund’s trading costs and may have an adverse impact on a Fund’s performance.

Specific Risks of Investing in the Funds

[Graphic Representation Omitted - See Appendix]

Stock Market Risks

  The value of equity securities in the Equity Funds’ portfolios will rise and fall. These fluctuations could be a sustained trend or a drastic movement. Each Fund’s portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, a Fund’s share price may decline.
  The Adviser attempts to manage market risk by limiting the amount a Fund may invest in each company’s equity securities. However, diversification will not protect a Fund against widespread or prolonged declines in the stock market.

Currency Risks

  Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.

Risks Related to Investing for Value

  Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development.

Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

Risks Related to Investing for Growth

  Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

Risks Related to Company Size

  Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.
  Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Risks of Foreign Investing

  Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.
  Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent a Fund and its Adviser/Sub-Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.
  Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of a Fund’s investments.

Credit Risks

  Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.
  Many fixed income securities receive credit ratings from services such as Standard & Poor’s and Moody’s Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Adviser’s credit assessment.
  Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.
  Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent a Fund from selling or buying other securities to implement its investment strategy.

Interest Rate Risks

  Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.
  Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Call Risks

  Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.
  If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Prepayment Risks

  Unlike traditional fixed income securities, which may pay a fixed rate of interest until maturity, when the entire principal amount is due, payments on mortgage backed securities include both interest and a partial payment of principal. This partial payment of principal may be comprised of a scheduled principal payment as well as an unscheduled payment from the voluntary repayment, refinancing, or foreclosure of the underlying loans. These unscheduled payments of principal can adversely affect the price and yield of mortgage backed securities held by a Fund. For example, during periods of declining interest rates, prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds at the lower interest rates then available. In addition, like other interest-bearing securities, the values of mortgage backed securities generally fall when interest rates rise.
  Since rising interest rates generally result in decreased prepayments of mortgage backed securities, this could cause mortgage securities to have greater average lives than expected and their value may decline more than other fixed income securities. Conversely, when interest rates fall, their potential for capital appreciation is limited due to the existence of the prepayment feature.
  Generally, mortgage backed securities compensate for greater prepayment risk by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the security to decline. Spreads generally increase in response to adverse economic or market conditions.

What Do Shares Cost?

[Graphic Representation Omitted - See Appendix]

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You can purchase, redeem, or exchange Shares any day the New York Stock Exchange (NYSE) is open. Shares of the Fund are sold at net asset value (NAV). When the Fund receives your transaction request in proper form (as described in this Prospectus), it is processed at the next calculated NAV plus any applicable front-end sales charge (public offering price).

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If the International Equity Fund purchases foreign securities that trade in foreign markets on days the NYSE is closed, the value of the Fund’s assets may change on days you cannot purchase or redeem Shares.

Investors who purchase, redeem or exchange through a financial intermediary may be charged a service fee by that financial intermediary. Financial intermediaries are authorized to accept purchase and redemption orders from their customers on behalf of the Funds. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Funds generally value equity securities according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. The Funds value fixed income securities at the last sale price on a national securities exchange, if available, and otherwise, as determined by an independent pricing service. Short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Board of Trustees (“Board”).

Futures contracts, options futures contracts and options are valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value.

Class A Shares are sold at NAV plus a front-end sales charge as follows:

Sales Charge When You Purchase

	Sales Charge	Sales Charge
Class A Shares	as a Percentage of	as a Percentage of
Purchase Amount	Public Offering Price	NAV
Less than $100,000	4.00%	4.17%
$100,000 but less than $250,000	3.25%	3.36%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $750,000	1.75%	1.78%
$750,000 but less than $1 million	1.00%	1.01%
$1 million or greater	0.00%	0.00%

The minimum initial investment for Fund Shares is $1,000. Subsequent investments must be in the amounts of at least $100.

The sales charge at purchase may be reduced or eliminated by:

  purchasing Shares in greater quantities to reduce the applicable sales charge;
  combining concurrent purchases of Shares:

- by you, your spouse, and your children under age 21; or

- of the same share class of two or more Independence One Funds (other than money market funds);

  accumulating purchases (in calculating the sales charge on an additional purchase, include the current value of previous Share purchases still invested in the Fund); or
  signing a letter of intent to purchase a specific dollar amount of Shares within 13 months (call your investment professional or the Fund for more information)

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The sales charge will be eliminated when you purchase Shares:

  within 120 days of redeeming Shares of an equal or lesser amount;
  by exchanging shares from the same share class of another Independence One Fund (other than a money market fund);
  through entities having no transaction fee agreements with Independence One Capital Management Corporation;
  through the Trust Department of Michigan National Bank;
  as a shareholder of Class A Shares of Small Cap Fund, International Equity Fund or U.S. Government Securities Fund who acquired Shares prior to July 1, 2000;
  through investment professionals that receive no portion of the sales charge; or
  as a Trustee or employee of the Fund, the Adviser, the Distributor and their affiliates, and the immediate family members of these individuals.

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If your investment qualifies for a reduction or elimination of the sales charge as described above, you or your investment professional should notify the Fund’s Distributor at the time of purchase. If the Distributor is not notified, you will receive the reduced sales charge only on additional purchases, and not retroactively on previous purchases.

Sales Charge When You Redeem

Your redemption proceeds may be reduced by a sales charge on Class B Shares, commonly referred to as a contingent deferred sales charge (CDSC).

Class B Shares
Shares Held Up to:	CDSC
1 year	5.0%
2 years	4.0%
3 years	3.0%
4 years	3.0%
5 years	2.0%
6 years	1.0%
7 years or more	0.0%

Class B Shares will automatically convert into Class A Shares after six full years from the purchase date. This conversion is a non-taxable event.

You will not be charged a CDSC when redeeming Shares:

  purchased with reinvested dividends or capital gains;
  that you exchanged into the same share class of another Independence One Fund as long as the Shares were held for the applicable CDSC holding period;
  purchased through investment professionals who did not receive advanced sales payments;
  if, after you purchase Shares, you become disabled as defined by the IRS;
  if the Fund redeems your Shares and closes your account for not meeting the minimum balance requirement;
  if your redemption is a required retirement plan distribution; or
  upon the death of the last surviving shareholder of the account.

If your redemption qualifies, you or your investment professional should notify the Distributor at the time of redemption to eliminate the CDSC. If the Distributor is not notified, the CDSC will apply.

To keep the sales charge as low as possible, the Fund redeems your Shares in this order:

  Shares that are not subject to a CDSC; and
  Shares held the longest, other than a money market fund, (to determine the number of years your Shares have been held, include the time you held shares of other Independence One Funds that have been exchanged for Shares of your Fund).

The CDSC is then calculated using the share price at the time of purchase or redemption, whichever is lower.

How are the Funds Sold?

The following classes are offered by the Funds. Independence One Equity Plus Fund (Class A Shares, Class B Shares and Trust Shares); Independence One Small Cap Fund (Class A Shares); Independence One International Equity Fund (Class A Shares); Independence One U.S. Government Securities Fund (Class A Shares and Class B Shares), and Independence One Fixed Income Fund (Class A Shares, Class B Shares and Trust Shares). This prospectus relates only to the Funds’ Class A and B Shares. Each Share class has different sales charges and other expenses, which affect its performance. Contact your investment professional or call 1-800-334-2292 for more information concerning the other classes.

The Funds’ Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions, corporations, fiduciaries and individuals.

When the Distributor receives marketing fees and sales charges, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc.

Rule 12b-1 Plan

Equity Plus Fund (Class A and B Shares), U.S. Government Securities Fund (Class B Shares) and Fixed Income Fund (Class A and B Shares) have adopted a Rule 12b-1 Plan, which allows them to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Funds’ Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

How to Purchase Shares

[Graphic Representation Omitted - See Appendix]

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You may purchase Shares through an investment professional, Independence One Brokerage Services, Inc. (“Independence One”), or through brokers or dealers which have a sales agreement with the Distributor. The Funds reserve the right to reject any request to purchase or exchange Shares.

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[Graphic Representation Omitted - See Appendix]

Through an Investment Professional

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the public offering price if the investment professional forwards the order to the Fund before 5:00 p.m. on the same day and the Fund receives payment within three business days.

[Graphic Representation Omitted - See Appendix]

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Through Independence One

  Establish your account with a Fund by calling toll free 1-800-334-2292; and
  Send your payment to the Fund by Federal Reserve wire or check.

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Orders must be received by 4:00 (Eastern time) in order for Shares to be purchased at that day’s price. For Shares purchased directly from the Distributor, payment by wire or check must be received within three business days.

[Graphic Representation Omitted - See Appendix]

By Wire

Place your order with an investment professional or call 1-800-334-2292 and send your wire to:

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Federated Shareholder Services Company
c/o Michigan National Bank
Farmington Hills, Michigan
Dollar Amount of Wire
For Credit to: Independence One (include name of the Fund, and if applicable, Share Class)
Account Number: 6856238933
ABA Number: 072000805
Wire Order Number, Dealer Number, or Group Number
Nominee/Institution Name

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You cannot purchase Shares by wire on holidays when wire transfers are restricted.

[Graphic Representation Omitted - See Appendix]

By Check

Make your check payable to “Independence One (include name of the Fund),” note your account number on the check, and mail it to:

Independence One Mutual Funds
27777 Inkster Road
Mail Code 10-52
Farmington Hills, Michigan 48333-9065

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Funds will not accept third-party checks (checks originally payable to someone other than you or the Fund).

Through an Exchange

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You may purchase Shares through an exchange from the same Share class of another Independence One Fund. In addition, you may exchange Class B Shares of the Funds into the Independence One U.S. Treasury Money Market Fund and exchange Class A Shares into Shares of Federated Michigan Intermediate Municipal Trust and Shares of any of the Independence One Money Market funds. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

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[Graphic Representation Omitted - See Appendix]

By Systematic Investment Program

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Once you have opened an account, you may automatically purchase additional Shares on a regular basis in a minimum amount of $100. A shareholder may apply for participation in this program through Independence One Capital Management Corporation by calling 1-800-334-2292.

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By Automated Clearing House (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

Retirement Investments

You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

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  through an investment professional if you purchased Shares through an investment professional; or
  through Independence One.

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[Graphic Representation Omitted - See Appendix]

Through an Investment Professional

Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

[Graphic Representation Omitted - See Appendix]

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Through Independence One

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By Telephone

You may redeem or exchange Shares by calling 1-800-334-2292 once you have completed the appropriate authorization form for telephone transactions. If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day’s NAV.

[Graphic Representation Omitted - See Appendix]

By Mail

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You may redeem or exchange Shares by mailing a written request to the Fund through Independence One or an authorized broker. Shareholders redeeming or exchanging through an authorized broker should mail requests directly to the broker. You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Redemption or exchange requests through Independence One should be sent to:

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Independence One® Mutual Funds
27777 Inkster Road
Mail Code 10-52
Farmington Hills, Michigan 48333-9065

All requests must include:

  Fund Name, account number and account registration;
  amount to be redeemed or exchanged;
  signatures of all shareholders exactly as registered; and
  if exchanging, the Fund Name and Share class, account number and account registration into which you are exchanging.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days;
  a redemption is payable to someone other than the shareholder(s) of record; or
  if exchanging (transferring) into another fund with a different shareholder registration.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

Payment Methods for Redemptions

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Funds intend to pay Share redemptions in cash, they reserve the right to pay the redemption price in whole or in part by a distribution of a Fund’s portfolio securities.

Limitations on Redemption Proceeds

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder’s trade activity or amount adversely impacts a Fund’s ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from a Fund if those checks are undeliverable and returned to the Fund.

Redemptions from Retirement Accounts

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in a Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

Exchange Privileges

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You may exchange Shares of the Fund into the same class of another Independence One Fund. In addition, you may exchange Class B Shares of the funds into the Independence One U.S. Treasury Money Market Fund and Class A Shares into Shares of Federated Michigan Intermediate Municipal Trust, and Shares of any of the Independence One Money Market funds. Shareholders of the funds have access to these funds (“participating funds”) through an exchange program.

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To execute an order to exchange, you must:

  ensure that the account registrations are identical;
  meet any minimum initial investment requirements; and
  receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

The Funds may modify or terminate the exchange privilege at any time. The Funds’ management or investment adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to a Fund and other shareholders. If this occurs, a Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other participating funds.

[Graphic Representation Omitted - See Appendix]

Systematic Withdrawal Program

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Shareholders may automatically redeem Shares in an amount directed by the shareholder on a regular basis. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000, other than retirement accounts subject to required minimum distributions. To apply for participation in this program, contact Independence One Capital Management Corporation at 1-800-334-2292. This program may reduce, and eventually deplete, your account.

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Payments should not be considered yield or income.

[Graphic Representation Omitted - See Appendix]

Additional Conditions

Telephone Transactions

The Funds will record your telephone instructions. If a Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

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Account and Share Information

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Share Certificates

The Funds do not issue share certificates.

Confirmations and Account Statements

You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

Dividends and Capital Gains

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Equity Plus Fund declares and pays dividends quarterly, Small Cap Fund declares and pays dividends semi-annually and International Equity Fund declares and pays dividends annually. U.S. Government Securities Fund and Fixed Income Fund declare and pay dividends monthly.

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Dividends are paid to all shareholders invested in a Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.

In addition, the Funds pay any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

Accounts with Low Balances

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

Tax Information

The Funds send an annual statement of your account activity to assist you in completing your federal, state and local tax returns.

Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in a Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time a Fund holds its assets.

Equity Plus Fund, Small Cap Fund and International Equity Fund distributions are expected to be both dividends and capital gains.

U.S. Government Securities Fund distributions are expected to be primarily dividends. Fixed Income Fund distributions are expected to be both dividends and capital gains. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

Who Manages the Funds?

[Graphic Representation Omitted - See Appendix]

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The Board of Trustees governs the Funds. The Board selects and oversees the Adviser, Independence One Capital Management (“IOCM”). The Adviser manages the Funds’ assets, including buying and selling portfolio securities. The Adviser’s address is 27777 Inkster Road, Mail-Code 10-52, Farmington Hills, Michigan, 48333-9065.

The Adviser has delegated daily management of some of the Equity Plus Fund and Small Cap Fund’s assets to a Sub-Adviser, Sosnoff Sheridan Weiser Corporation (doing business as Sosnoff Sheridan Group), which is paid by the Adviser and not by the Funds. Sosnoff Sheridan Weiser Corporation is controlled by Tom Sosnoff, its Director and President, and Scott Sheridan, its Director, Executive Vice-President and Secretary. The Corporation’s address is 440 South LaSalle Street, Suite 2301, Chicago, Illinois 60605. Sosnoff Sheridan Weiser Corporation has managed mutual funds since 1995.

The Adviser has delegated daily management of some of the International Equity Fund’s assets to a Sub-Adviser, ABN AMRO Asset Management (USA), LLC (“AAAM”), which is paid by the Adviser and not by the Fund. AAAM’s address is 3304 North Lincoln, Chicago, Illinois, 60657. The International Equity Team, associated with AAAM, is responsible for the day-to-day portfolio management of the International Equity Fund. AAAM has managed mutual funds since 1993.

IOCM is an investment advisory subsidiary of Michigan National Corporation (“MNC”). IOCM provides investment advisory services for trust and other managed assets of Independence One Capital Management Corporation, a national banking association and wholly owned subsidiary of MNC. MNC is a wholly owned subsidiary of ABN AMRO Holding N.V., a publicly listed company headquartered in the Netherlands (the “Parent”), through other wholly-owned intermediate holding companies owned by the Parent. Through its subsidiaries and affiliates, MNC offers a full range of financial services to the public, including commercial lending, depository services, cash management, brokerage services, retail banking, mortgage banking, investment advisory services and trust services. IOCM and the Trust Division of Independence One Capital Management Corporation (the “Trust Division”), through common personnel, manage custodial assets totaling $10.5 billion. Of this amount, IOCM and the Trust Division have investment discretion over $2.5 billion. IOCM, or its predecessor, Independence One Capital Management Corporation, have managed mutual funds since May 1989. The Trust Division has managed pools of commingled funds since 1964.

An Investment Committee, associated with the Funds’ Adviser, is responsible for portfolio management of the Equity Plus Fund, Small Cap Fund and International Equity Fund. The Investment Committee has been managing the International Equity Fund since September 1999 and the Equity Plus Fund and Small Cap Fund since June 2000.

The portfolio manager for U.S. Government Securities and Fixed Income Fund is Bruce Beaumont. Mr. Beaumont has been Vice President and Portfolio Manager for Independence One Capital Management Corporation and IOCM in Farmington Hills since 1994. Mr. Beaumont has been responsible for management of Fixed Income Fund’s portfolio since February 1998. Mr. Beaumont has been primarily responsible for management of U.S. Government Securities Fund’s portfolio since January 1995, previously having assisted with those duties. He joined Independence One Capital Management Corporation in 1987 and served as Vice President--Head Government Bond Trader until 1994. He earned his BA from Alma College and a MBA from Northwestern University. Mr. Beaumont is a Chartered Financial Analyst and a Certified Public Accountant.

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Advisory Fees

The Adviser receives an annual investment advisory fee at annual rates equal to percentages of the relevant Fund’s average net assets as follows: Equity Plus Fund – 0.40%, Small Cap Fund – 0.50%, International Equity Fund – 1.00%, U.S. Government Securities Fund – 0.70%, and Fixed Income Fund – 0.75%. The Adviser may voluntarily waive a portion of its fee or reimburse a Fund for certain operating expenses.

Standard & Poor’s

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“Standard & Poor’s®,” “S&P®” and “S&P 100®,” are trademarks of the McGraw-Hill Companies, Inc. and have been licensed for use by Independence One Capital Management Corporation. Independence One Equity Plus Fund and Independence One Small Cap Fund are not sponsored, endorsed, sold or promoted by, or affiliated with, Standard & Poor’s (“S&P”).

S&P makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Standard & Poor’s 100 Index (“S&P 100 Index”) to track general stock market performance. S&P’s only relationship to Independence One Capital Management Corporation (the “Licensee”) is the licensing of certain trademarks and trade names of S&P, and S&P 100 Index which are determined, composed and calculated by S&P without regard to the Licensee or the Funds. S&P has no obligation to take the needs of the Licensee or the owners of the Funds into consideration in the determination of the timing of, prices at, or quantities of the Funds to be issued or in the determination or calculation of the equation by which the Funds are to be converted into cash. S&P has no obligation or liability in connection with the administrat ion, marketing or trading of the Funds.

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S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 100 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE LICENSEE, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 100 INDEX OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED HEREUNDER OR FOR ANY OTHER USE. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OR MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 100 INDEX OR ANY DATA INCLUDED THEREIN.

WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Financial Information

[Graphic Representation Omitted - See Appendix]

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Financial Highlights

The Financial Highlights will help you understand the Funds’ financial performance for their past five fiscal years, or since inception, if the life of a Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of any dividends and capital gains.

This information has been derived from the Funds’ financial statements which have been audited by KPMG LLP, whose report, along with the Funds’ audited financial statements, is included in the Annual Report.

INDEPENDENCE ONE EQUITY PLUS FUND
Financial Highlights--Class A Shares

(For a share outstanding throughout each period)

Period Ended April 30, 2001[1]
Net asset value, beginning of period	$23.85
Income from investment operations
Net investment income	0.10
Net realized and unrealized gain (loss) on investments	(3.43)

Total from investment operations	(3.33)

Less distributions
Distributions from net investment income	(0.11)
Distributions from net realized gain on investments	(1.11)

Total distributions	(1.22)

Net asset value, end of period	$19.30

Total return[2]	(14.35)%
Ratios to average net assets
Expenses	0.76%[4]
Net investment income	0.37%[4]
Expense waiver/reimbursement[3]	0.10%[4]
Supplemental data
Net assets, end of period (000 omitted)	$1,267
Portfolio turnover	27%

1	Reflects operations for the period from May 23, 2000 (date of initial public investment) to April 30, 2001.
2	Based on net asset value.
3	This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.
4	Computed on an annualized basis.

INDEPENDENCE ONE EQUITY PLUS FUND
Financial Highlights--Class B Shares

(For a share outstanding throughout each period)

	Year Ended April 30, 2001	Period Ended April 30, 2000[1]
Net asset value, beginning of period	$24.80	$21.54
Income from investment operations
Net investment income	(0.05)	(0.06	)2
Net realized and unrealized gain (loss) on investments	(4.46)	3.83

Total from investment operations	(4.51)	3.77

Less distributions
Distributions from net investment income	--	(0.02)
Distributions from net realized gain on investments	(1.11)	(0.49)

Total distributions	(1.11)	(0.51)

Net asset value, end of period	$19.18	$24.80

Total return[3]	(18.50)%	17.54%
Ratios to average net assets
Expenses	1.51%	1.52%[5]
Net operating loss	(0.38)%	(0.44	)%5
Expense waiver/reimbursement[4]	0.10%	0.10%[5]
Supplemental data
Net assets, end of period (000 omitted)	$6,466	$2,718
Portfolio turnover	27%	10%

1	Reflects operations for the period from October 20, 1999 (date of initial public investment) to April 30, 2000.
2	Per share amount based on average shares outstanding.
3	Based on net asset value.
4	This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.
5	Computed on an annualized basis.

INDEPENDENCE ONE SMALL CAP FUND
Financial Highlights

(For a share outstanding throughout each period)

	Year Ended April 30,		Period Ended April 30,
	2001	2000	1999[1]
Net asset value, beginning of period	$10.47	$9.40	$10.00
Income from investment operations
Net operating loss	(0.02)	(0.03)	(0.01)
Net realized and unrealized gain (loss) on investments	0.47	1.65	(0.59	)2

Total from investment operations	0.45	1.62	(0.60)

Less distributions
Distributions from net investment income	--	--	0.00	[3]
Distributions from net realized gain on investments	(1.27)	(0.55)	0.00	[3]

Total distributions	(1.27)	(0.55)	0.00	[3]

Net asset value, end of period	$9.65	$10.47	$9.40

Total return[4]	4.72%	17.86%	(5.94)%
Ratios to average net assets
Expenses	0.98%	1.07%	1.27%[6]
Net operating loss	(0.21)%	(0.28)%	(0.09	)%6
Expense waiver/reimbursement[5]	0.03%	0.05%	0.42%[6]
Supplemental data
Net assets, end of period (000 omitted)	$40,634	$39,332	$29,587
Portfolio turnover	65%	38%	36%

1	Reflects operations for the period from June 22, 1998 (date of initial public investment) to April 30, 1999.
2	The amount shown may not accord with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of Fund shares.
3	Amount represents less than $0.005 per share.
4	Based on net asset value.
5	This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.
6	Computed on an annualized basis.

INDEPENDENCE ONE INTERNATIONAL EQUITY FUND
Financial Highlights

(For a share outstanding throughout each period)

	Year Ended April 30,		Period Ended April 30,
	2001	2000	1999[1]
Net asset value, beginning of period	$12.77	$12.75	$10.00
Income from investment operations
Net investment income	0.11	0.10 [2]	0.01
Net realized and unrealized gain (loss) on investments, foreign currency transactions, futures contracts, and options	(1.99)	1.06	2.92

Total from investment operations	(1.88)	1.16	2.93

Less distributions
Distributions from net investment income	--	(0.01)	(0.02)
Distributions from net realized gain on investments, foreign currency transactions and futures contracts	(0.20)	(1.13)	(0.16)

Total distributions	(0.20)	(1.14)	(0.18)

Net asset value, end of period	$10.69	$12.77	$12.75

Total return[3]	(14.80)%	8.63%	29.42%
Ratios to average net assets
Expenses	1.52%	1.54%	1.55%[5]
Net investment income	0.91%	0.75%	0.07%[5]
Expense waiver/reimbursement[4]	0.41%	0.61%	1.54%[5]
Supplemental data
Net assets, end of period (000 omitted)	$21,730	$24,544	$15,646
Portfolio turnover	81%	34%	1%

1	Reflects operations for the period from September 25, 1998 (date of initial public investment) to April 30, 1999.
2	Based on average shares outstanding during the year.
3	Based on net asset value.
4	This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.
5	Computed on an annualized basis.

INDEPENDENCE ONE U.S. GOVERNMENT SECURITIES FUND
Financial Highlights--Class A Shares

(For a share outstanding throughout each period)

	Year Ended April 30,
	2001	2000	1999	1998	1997
Net asset value, beginning of period	$10.03	$10.41	$10.41	$9.98	$9.98
Income from investment operations
Net investment income	0.57	0.55	0.56	0.58	0.59
Net realized and unrealized gain (loss) on investments	0.41	(0.35)	0.00 [1]	0.43	0.01

Total from investment operations	0.98	0.20	0.56	1.01	0.60

Less distributions
Distributions from net investment income	(0.57)	(0.55)	(0.56)	(0.58)	(0.59)
Distributions from net realized gain on investments	(0.11)	(0.03)	--	--	(0.01)

Total distributions	(0.68)	(0.58)	(0.56)	(0.58)	(0.60)

Net asset value, end of period	$10.33	$10.03	$10.41	$10.41	$9.98

Total return[2]	10.04%	2.08%	5.41%	10.37%	6.15%
Ratios to average net assets
Expenses	0.71%	0.69%	0.60%	0.61%	0.57%
Net investment income	5.58%	5.44%	5.28%	5.67%	5.82%
Expense waiver/reimbursement[3]	0.51%	0.40%	0.41%	0.45%	0.45%
Supplemental data
Net assets, end of period (000 omitted)	$42,782	$45,255	$59,459	$70,867	$71,883
Portfolio turnover	27%	28%	31%	28%	73%

1	Amount represents less than $0.005 per share.
2	Based on net asset value.
3	This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

INDEPENDENCE ONE U.S. GOVERNMENT SECURITIES FUND
Financial Highlights--Class B Shares

(For a share outstanding throughout each period)

	Year	Period
	Ended	Ended
	April 30,	April 30,
	2001	2000[1]
Net asset value, beginning of period	$10.03	$10.00

Income from investment operations
Net investment income	0.47	0.07
Net realized and unrealized gain on investments	0.41	0.03

Total from investment operations	0.88	0.10

Less distributions
Distributions from net investment income	(0.47)	(0.07)
Distributions from net realized gain on investments	(0.11)	--

Total distributions	(0.58)	(0.07)

Net asset value, end of period	$10.33	$10.03

Total return[2]	8.95%	0.97%
Ratios to average net assets
Expenses	1.71%	1.75%[4]
Net investment income	4.52%	4.53%[4]
Expense waiver/reimbursement[3]	0.51%	0.40%[4]
Supplemental data
Net assets, end of period (000 omitted)	$274	$13
Portfolio turnover	27%	28%

1	Reflects operations for the period from March 8, 2000 (date of initial public investment) to April 30, 2000.
2	Based on net asset value.
3	This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.
4	Computed on an annualized basis.

A Statement of Additional Information (SAI) dated June 30, 2001, is incorporated by reference into this prospectus. Additional information about the Funds and their investments is contained in the Funds’ SAI and Annual and Semi-Annual Reports to shareholders as soon as they become available. The Annual Report’s Management Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Funds’ performance during its last fiscal year. To obtain the SAI, the Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-334-2292.

You can obtain information about the Funds (including the SAI) by writing to or visiting the SEC’s Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room’s operations and copying fees.

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Independence One®

Mutual Funds

Independence One Equity Plus Fund
Class A Shares
Class B Shares

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Independence One Small Cap Fund
Class A Shares

Independence One International Equity Fund
Class A Shares

Independence One U.S. Government Securities Fund
Class A Shares
Class B Shares

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Independence One Fixed Income Fund
Class A Shares
Class B Shares

800-334-2292
www.MichiganNational.com

Investment Company Act File No: 811-5752
Cusip 453777799
Cusip 453777823
Cusip 453777831
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Cusip 453777849
Cusip 453777807

Cusip 453777815
Cusip 453777781
Cusip 453777773

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G01200-12 (6/01)

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Federated Securities Corp., Distributor

[Logo of Independence One]

[Logo of Michigan National]

Investment Adviser

                             INDEPENDENCE ONE MUTUAL FUNDS
                           Independence One Equity Plus Fund
                                    Class A Shares
                                    Class B Shares
                            Independence One Small Cap Fund
                                    Class A Shares
                      Independence One International Equity Fund
                                    Class A Shares
                   Independence One U.S. Government Securities Fund
                                    Class A Shares
                                    Class B Shares
                          Independence One Fixed Income Fund
                                    Class A Shares
                                    Class B Shares
                          Statement of Additional Information
                                     June 30, 2001

This Statement of Additional  Information  (SAI) is not a prospectus.  Read this SAI in conjunction  with the  prospectuses of the Independence One Mutual Funds dated June 30,
2001.

This SAI  incorporates by reference the Funds' Annual Reports.  Obtain the prospectuses or the Annual Report without charge by calling 1-800-334-2292.

    CONTENTS
=======================================================================================

    Addresses....................................................Back Cover
    Federated Securities Corp., Distributor,
    subsidiary of Federated Investors, Inc.

    G00979-10 (6/01)

HOW ARE THE FUNDS ORGANIZED?
=======================================================================================

Independence  One Mutual  Funds (the  "Trust") is an  open-end,  management  investment company that was established  under the laws of the  Commonwealth of  Massachusetts  on
January 9, 1989. The Trust may offer separate series of shares  representing  interests in separate  portfolios of  securities.  The Trust  currently  offers eight  portfolios
(individually   referred  to  as  the  "Fund,"  or   collectively   as  the   "Funds"):
Independence One Prime Money Market Fund,  Independence One U.S.  Treasury Money Market
Fund and  Independence  One Michigan  Municipal  Cash Fund  (combined the "Money Market
Funds");  Independence  One  Equity  Plus  Fund,  Independence  One  Small Cap Fund and
Independence  One   International   Equity  Fund  (combined  the  "Equity  Funds")  and
Independence  One U.S.  Government  Securities Fund and  Independence  One Fixed Income
Fund  (combined  the  "Bond  Funds").      The  investment  adviser  of  the  Trust  is
Independence One Capital Management Corporation (the "Adviser").

SECURITIES IN WHICH THE FUNDS INVEST

In pursuing their investment strategy, the Funds may invest in the following securities for any purpose that is consistent with their investment objective.
Following tables indicate which types of securities are a:
o     P = Principal investment of a Fund;
o     A = Acceptable (but not principal) investment of a Fund; or
o     N = Not an acceptable investment of a Fund.

--------------------------------------------------------------------------------
Securities                Equity     Small    International U.S.     Fixed
                          Plus Fund  Cap Fund Equity     Government  Income
                                                 Fund    Securities     Fund
                                                            Fund
--------------------------------------------------------------------------------
Common Stocks                 P         P         P           N          N
--------------------------------------------------------------------------------
Preferred Stocks              N         N         A           N          N
--------------------------------------------------------------------------------
Warrants                      N         N         A           N          A
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
World Equity Benchmark        N         N         A           N          N
Shares
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Optimised Portfolios as       N         N         A           N          N
Listed Securities
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Treasury Securities           A         A         A           P          P
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Agency Securities             A         A         A           P          P
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Corporate Debt                A         A         A           N          P
Securities(1)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Commercial Paper (2)          A         A         A           N          P
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Demand Instruments            A         A         A           A          P
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Municipal Securities          N         N         N           N          N
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mortgage Backed               N         N         N           N          P
Securities
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Collateralized Mortgage       N         N         N           N          P
Obligations
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Asset Backed Securities       N         N         N           N          P
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Zero Coupon Securities        N         N         N           A          A
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Bank Instruments              A         A         A           N          A
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Credit Enhancement            N         N         N           N          P
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Convertible Securities        N         N         A           N          A
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Foreign Securities            N         N         P           N          N
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Foreign Exchange              N         N         P           N          N
Contracts (3)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Foreign Government            N         N         A           N          N
Securities
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Depositary Receipts           N         N         P           N          N
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Derivatives                   A         N         P           N          A
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Futures Contracts (4)         A         A         P           N          A
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Options  (5)                  A         A         A           N          A
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Repurchase Agreements         A         A         A           A          A
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Reverse Repurchase            A         A         A           N          A
Agreements
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Delayed Delivery              N         N         A           A          A
Transactions (6)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Securities Lending            A         A         A           N          A
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Investing in Securities       A         A         A           A          A
of Other Investment
Companies
--------------------------------------------------------------------------------

 1. The Fixed Income Fund may invest in corporate  debt  obligations  rated Aaa, Aa, or
A by  Moody's  or A by  S&P  and  Fitch,  or  if  unrated,  of  comparable  quality  as determined by the investment adviser.
---------------------------------------------------------------------------------------
2. The commercial  paper in which the  International  Equity Fund and Fixed Income Fund invest  will be  rated  A-1 by  Standard  & Poor's  (S&P),  P-1 by  Moody's  Investor's
Service, Inc. ("Moody's"), or F-1 by Fitch IBCA, Inc ("Fitch).
3. No more than 30% of the  International  Equity  Fund's  assets will be  committed to forward contracts for hedging purposes at any time.
4. The value of futures  contracts  will not  exceed  20% of the  Equity  Plus Fund and
Small Cap Fund's total assets.  The Equity Plus Fund, Small Cap Fund and  International
Equity Fund will not enter into  futures  contracts  and options on futures  contracts, for purposes  other than "bona fide hedging" as defined in  regulations  adopted by the
Commodity  Futures Trading  Commission for which aggregate  initial margin and premiums paid for  unexpired  options  exceed 5% of the fair market  value of each Fund's  total assets.
5. The  Equity  Plus Fund and Small Cap Fund will not  purchase  options  to the extent that  more  than 5% of the value of each  Fund's  total  assets  would be  invested  in premiums on open option positions.
6.  The  Funds  do  not  intend  to  engage  in   when-issued   and  delayed   delivery
transactions  to an extent  that would  cause the  segregation  of more than 20% of the value of their respective total assets.

Securities Descriptions and Techniques
Equity Securities
Equity  securities  represent a share of an  issuer's  earnings  and assets,  after the issuer  pays its  liabilities.  The Funds  cannot  predict  the income it will  receive from equity  securities  because issuers generally have discretion as to the payment of any dividends or  distributions.  However,  equity  securities offer greater  potential for  appreciation  than  many  other  types of  securities,  because  their  value  may increase with the value of the issuer's  business.  The  following  describes the types of equity securities in which the Funds invest.
   Common Stocks
   Common  stocks  are the  most  prevalent  type of  equity  security.  Common  stocks receive  the  issuer's  earnings  after  the  issuer  pays  its  creditors  and  any
   preferred   stockholders.   As  a  result,  changes  in  an  issuer's  earnings  may
   influence the value of its common stock.
   Preferred Stocks
   Preferred  stocks have the right to receive  specified  dividends  or  distributions before the issuer makes  payments on its common stock.  Some  preferred  stocks also participate in dividends and  distributions  paid on common stock.  Preferred stocks may also  permit the issuer to redeem  the stock.  A Fund may treat such  redeemable preferred stock as a fixed income security.
   Warrants
   Warrants  give a Fund  the  option  to  buy  the  issuer's  equity  securities  at a specified  price (the  exercise  price) at a specified  future date (the  expiration date).  A Fund may buy the  designated  securities  by  paying  the  exercise  price before  the  expiration  date.  Warrants  may become  worthless  if the price of the stock  does  not  rise  above  the  exercise  price  by the  expiration  date.  This increases the market risks of warrants as compared to the underlying security.
   Rights  are the  same as  warrants,  except  companies  typically  issue  rights  to existing stockholders.

   World Equity Benchmark Shares (WEBS)
   WEBS are shares of structured  index funds that trade  continuously  on the American
   Stock  Exchange  and  represent  shares  in an  open-end  investment  company.  WEBS provide a Fund with a  passive  approach  to  investing  in a broad  range of equity securities  in various  foreign  markets.  Each WEB index is  designed to follow the performance of a different  Morgan Stanley Capital  International  ("MSCI")  country index.  WEBS give a Fund the ability to remain in a local trading  environment while still obtaining exposure to foreign markets.

   Optimised Portfolios As Listed Securities (OPALS)
   OPALS are listed on the  Luxembourg  Stock  Exchange  and are  designed to provide a
   Fund with a return which tracks a specific  equity index.  With OPALS,  a Fund lends money to the issuer of the OPALS,  and, in return,  receives  an income  stream that tracks,  within agreed  limits,  the movement in a specified  equity  index-like the
   S&P 500. At the end of the loan term,  a Fund may redeem the OPALS for the  physical shares of the underlying equity index.
Fixed Income Securities
Fixed  income  securities  pay  interest,  dividends  or  distributions  at a specified rate.  The rate may be a fixed  percentage of the  principal or adjusted  periodically.
In addition,  the issuer of a fixed income security must repay the principal  amount of the security,  normally within a specified time. Fixed income  securities  provide more
regular  income  than  equity  securities.   However,   the  returns  on  fixed  income
securities  are limited and normally do not increase with the issuer's  earnings.  This limits the  potential  appreciation  of fixed income  securities  as compared to equity securities.

A security's  yield  measures the annual income earned on a security as a percentage of its price.  A  security's  yield will  increase or decrease  depending  upon whether it costs less (a discount) or more (a premium)  than the principal  amount.  If the issuer may  redeem  the  security  before  its  scheduled  maturity,  the price and yield on a discount  or  premium  security  may  change  based  upon the  probability  of an early redemption.  Securities with higher risks generally have higher yields.

The  following  describes  the  types of fixed  income  securities  in which a Fund may invest.
   Treasury Securities
   Treasury  securities are direct  obligations of the federal government of the United
   States.  Treasury  securities  are  generally  regarded as having the lowest  credit risks.
   Agency Securities
   Agency  securities are issued or guaranteed by a federal agency or other  government sponsored  entity  (a  GSE)  acting  under  federal  authority.  The  United  States supports  some GSEs with its full  faith and  credit.  Other  GSEs  receive  support through  federal  subsidies,  loans or other  benefits.  A few GSEs have no explicit financial  support,  but are regarded as having implied  support because the federal government  sponsors their activities.  Agency securities are generally  regarded as having low credit risks, but not as low as treasury securities.
The Funds treat mortgage  backed  securities  guaranteed by GSEs as agency  securities.
Although a GSE guarantee  protects  against credit risks, it does not reduce the market and prepayment risks of these mortgage backed securities.
   Corporate Debt Securities
   Corporate  debt  securities  are  fixed  income  securities  issued  by  businesses.
   Notes,  bonds,  debentures  and  commercial  paper are the most  prevalent  types of corporate  debt  securities.  A Fund may also  purchase  interests  in bank loans to companies.  The  credit  risks  of  corporate  debt  securities  vary  widely  among issuers.
   In  addition,  the credit risk of an issuer's  debt  security  may vary based on its priority for repayment.  For example,  higher ranking  (senior) debt securities have a higher  priority than lower  ranking  (subordinated)  securities.  This means that the issuer might not make payments on subordinated  securities  while  continuing to make  payments  on senior  securities.  In  addition,  in the  event of  bankruptcy, holders of senior  securities may receive amounts  otherwise  payable to the holders of subordinated securities.  Some subordinated  securities,  such as trust preferred and  capital  securities  notes,  also  permit  the issuer to defer  payments  under certain  circumstances.  For example,  insurance companies issue securities known as surplus  notes that permit the  insurance  company to defer any  payment  that would reduce its capital below regulatory requirements.
      Commercial Paper
      Commercial  paper is an  issuer's  obligation  with a maturity  of less than nine
      months.   Companies   typically  issue   commercial  paper  to  pay  for  current
      expenditures.  Most issuers  constantly  reissue their  commercial  paper and use the  proceeds  (or bank  loans) to repay  maturing  paper.  If the issuer  cannot continue to obtain liquidity in this fashion, its commercial paper may default.
      Demand Instruments
      Demand  instruments  are  corporate  debt  securities  that the issuer must repay upon demand.  Other demand  instruments  require a third party,  such as a dealer or bank,  to  repurchase  the security for its face value upon demand.  The Funds treat  demand  instruments  as  short-term  securities,  even though their stated
      maturity may extend beyond one year.

   Mortgage Backed Securities

   Mortgage  backed  securities   represent  interests  in  pools  of  mortgages.   The
   mortgages  that  comprise a pool normally have similar  interest  rates,  maturities
   and  other  terms.   Mortgages  may  have  fixed  or  adjustable   interest   rates.
   Interests in pools of adjustable rate mortgages are known as  ARMs.
   Mortgage  backed  securities  come  in a  variety  of  forms.  Many  have  extremely
   complicated   terms.   The  simplest  form  of  mortgage   backed   securities   are
   pass-through  certificates.  An issuer of pass-through  certificates gathers monthly payments from an underlying  pool of mortgages.  Then,  the issuer  deducts its fees and  expenses and passes the balance of the payments  onto the  certificate  holders once a month.  Holders  of  pass-through  certificates  receive a pro rata  share of all  payments and  pre-payments  from the  underlying  mortgages.  As a result,  the holders assume all the prepayment risks of the underlying mortgages.
      Collateralized Mortgage Obligations (CMOs)
      CMOs,  including  interests in real estate mortgage investment conduits (REMICs), allocate  payments and prepayments  from an underlying  pass-through  certificate among holders of different  classes of mortgage backed  securities.  This creates different  prepayment  and interest rate risks for each CMO class.  The degree of increased  or  decreased  prepayment  risks  depends  upon the  structure  of the
      CMOs.  However,  the  actual  returns  on any type of  mortgage  backed  security depend upon the  performance  of the underlying  pool of mortgages,  which no one can predict and will vary among pools.
         Sequential CMOs
         In a sequential  pay CMO, one class of CMOs  receives all  principal  payments and  prepayments.  The next  class of CMOs  receives  all  principal  payments after the first class is paid off.  This process  repeats for each  sequential class of CMO.  As a result,  each class of  sequential  pay CMOs  reduces  the prepayment risks of subsequent classes.
         PACs, TACs and Companion Classes
         More  sophisticated  CMOs  include  planned  amortization  classes  (PACs) and
         targeted   amortization   classes  (TACs).  PACs  and  TACs  are  issued  with
         companion  classes.  PACs and TACs receive principal  payments and prepayments at a specified  rate. The companion  classes  receive  principal  payments and prepayments  in excess of the specified  rate. In addition,  PACs will receive the companion classes' share of principal payments,  if necessary,  to cover a shortfall  in the  prepayment  rate.  This  helps  PACs  and  TACs to  control prepayment risks by increasing the risks to their companion classes.
         IOs and POs
         CMOs may allocate  interest  payments to one class  (Interest Only or IOs) and principal  payments to another  class  (Principal  Only or POs).  POs increase in value when prepayment  rates increase.  In contrast,  IOs decrease in value when  prepayments  increase,  because the underlying  mortgages  generate less interest  payments.  However,  IOs tend to  increase  in value  when  interest rates  rise (and  prepayments  decrease),  making IOs a useful  hedge  against interest rate risks.
         Floaters and Inverse Floaters
         Another  variant  allocates  interest  payments  between  two classes of CMOs.
         One class  (Floaters)  receives  a share of  interest  payments  based  upon a market index such as LIBOR.  The other class (Inverse  Floaters)  receives any remaining  interest  payments from the underlying  mortgages.  Floater classes receive more interest (and Inverse  Floater  classes  receive  correspondingly less  interest) as interest  rates rise.  This shifts  prepayment and interest rate risks from the Floater to the Inverse  Floater class,  reducing the price volatility of the Floater  class and  increasing  the price  volatility of the
         Inverse Floater class.
         Z Classes and Residual Classes
         CMOs must  allocate all payments  received  from the  underlying  mortgages to some class.  To capture  any  unallocated  payments,  CMOs  generally  have an
         accrual  (Z)  class.   Z  classes  do  not  receive  any  payments   from  the
         underlying  mortgages  until all other CMO  classes  have been paid off.  Once this  happens,  holders of Z class CMOs receive all payments and  prepayments.
         Similarly,  REMICs have residual  interests that receive any mortgage payments not allocated to another REMIC class.
   Asset Backed Securities
   Asset  backed   securities  are  payable  from  pools  of  obligations   other  than
   mortgages.  Most asset backed  securities  involve consumer or commercial debts with maturities  of less  than ten  years.  However,  almost  any  type of  fixed  income assets  (including  other fixed  income  securities)  may be used to create an asset backed  security.  Asset backed  securities  may take the form of commercial  paper, notes,  or pass  through  certificates.  Asset  backed  securities  have  prepayment risks.  Like  CMOs,  asset  backed  securities  may  be  structured  like  Floaters,
   Inverse Floaters, IOs and POs.
   Zero Coupon Securities
   Zero coupon  securities  do not pay  interest  or  principal  until  final  maturity unlike debt securities that provide  periodic  payments of interest  (referred to as a coupon  payment).  Investors  buy zero  coupon  securities  at a price  below  the amount  payable at  maturity.  The  difference  between the  purchase  price and the
   amount  paid  at  maturity   represents   interest  on  the  zero  coupon  security.
   Investors  must wait  until  maturity  to  receive  interest  and  principal,  which increases the interest rate risks and credit risks of a zero coupon security.
   There are many forms of zero coupon  securities.  Some are issued at a discount  and are  referred to as zero coupon or capital  appreciation  bonds.  Others are created from interest  bearing  bonds by  separating  the right to receive the bond's coupon payments from the right to receive the bond's  principal due at maturity,  a process known as coupon  stripping.  Treasury STRIPs,  IOs and POs are the most common forms of stripped zero coupon  securities.  In addition,  some  securities give the issuer the option to deliver  additional  securities  in place of cash  interest  payments, thereby  increasing  the  amount  payable  at  maturity.  These are  referred  to as pay-in-kind or PIK securities.
Bank Instruments
Bank   instruments  are  unsecured   interest   bearing   deposits  with  banks.   Bank
instruments  include  bank  accounts,  time  deposits,   certificates  of  deposit  and
banker's  acceptances.  Yankee  instruments are denominated in U.S.  dollars and issued by U.S.  branches of foreign  banks.  Eurodollar  instruments  are  denominated in U.S.
dollars and issued by non-U.S. branches of U.S. or foreign banks.
Credit Enhancement
Credit  enhancement  consists  of an  arrangement  in  which a  company  agrees  to pay amounts  due on a fixed  income  security  if the  issuer  defaults.  In some cases the company  providing  credit  enhancement  makes all  payments  directly to the  security holders and  receives  reimbursement  from the issuer.  Normally,  the credit  enhancer has greater  financial  resources and liquidity than the issuer.  For this reason,  the
Adviser  usually  evaluates  the credit risk of a fixed income  security  based in part upon its credit enhancement.
Common  types of  credit  enhancement  include  guarantees,  letters  of  credit,  bond insurance  and surety  bonds.  Credit  enhancement  also  includes  arrangements  where securities  or other liquid  assets  secure  payment of a fixed income  security.  If a default  occurs,  these  assets  may be  sold  and  the  proceeds  paid  to  security's holders.  Either form of credit  enhancement  reduces credit risks by providing another source of payment for a fixed income security.
Convertible Securities
Convertible  securities  are  fixed  income  securities  that a Fund has the  option to exchange for equity  securities  at a specified  conversion  price.  The option  allows the Fund to realize  additional  returns if the market  price of the equity  securities exceeds the  conversion  price.  For example,  a Fund may hold fixed income  securities that are  convertible  into  shares of common  stock at a  conversion  price of $10 per share.  If the market value of the shares of common  stock  reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities.
Convertible  securities have lower yields than comparable fixed income  securities.  In addition,  at the time a convertible  security is issued,  the conversion price exceeds the market value of the underlying  equity  securities.  Thus,  convertible  securities may provide  lower  returns  than  non-convertible  fixed income  securities  or equity securities  depending  upon changes in the price of the underlying  equity  securities.
However,  convertible  securities  permit  the Fund to  realize  some of the  potential appreciation of the underlying  equity  securities with less risk of losing its initial investment.
Foreign Securities
Foreign  securities  are  securities of issuers based  outside the United  States.  The
Fund considers an issuer to be based outside the United States if:
o     it is  organized  under  the laws  of,  or has a  principal  office  located  in, another country;
o     the principal trading market for its securities is in another country; or
o     it (or its  subsidiaries)  derived in its most  current  fiscal year at least 50%
   of its total assets,  capitalization,  gross revenue or profit from goods  produced, services performed, or sales made in another country.
The foreign  securities  in which the  International  Equity Fund invests are primarily denominated  in foreign  currencies.  Along  with the risks  normally  associated  with domestic  securities  of the same  type,  foreign  securities  are  subject to risks of foreign investing.
   Depositary Receipts
   Depositary  receipts  represent  interests  in  underlying  securities  issued  by a foreign  company.  Depositary  receipts  are not  traded  in the same  market as the
   underlying   security.   The  foreign  securities   underlying  American  Depositary
   Receipts  (ADRs) are traded  outside the United  States.  ADRs  provide a way to buy shares of  foreign-based  companies  in the United  States  rather  than in overseas markets.  ADRs are also  traded in U.S.  dollars,  eliminating  the need for foreign
   exchange  transactions.   The  foreign  securities  underlying  European  Depositary
   Receipts (EDRs),  Global Depositary  Receipts (GDRs),  and International  Depositary
   Receipts  (IDRs),  are traded  globally  or outside  the United  States.  Depositary
   receipts  involve  many  of  the  same  risks  of  investing   directly  in  foreign
   securities, including currency risks and risks of foreign investing.

Derivative Contracts
Derivative  contracts  are  financial  instruments  that  require  payments  based upon
changes  in  the  values  of  designated  (or   underlying)   securities,   currencies,
commodities,  financial  indices or other assets.  Some  derivative  contracts (such as futures,  forwards and options) require  payments  relating to a future trade involving the underlying  asset.  Other  derivative  contracts  (such as swaps) require  payments relating  to the income or returns  from the  underlying  asset.  The other  party to a derivative contract is referred to as a counterparty.
Many derivative  contracts are traded on securities or commodities  exchanges.  In this case,  the  exchange  sets  all  the  terms  of the  contract  except  for  the  price.
Investors  make  payments  due  under  their  contracts  through  the  exchange.   Most
exchanges  require  investors to maintain  margin  accounts  through  their  brokers to cover their  potential  obligations  to the exchange.  Parties to the contract make (or collect)  daily  payments to the margin  accounts  to reflect  losses (or gains) in the value of their contracts.  This protects  investors against  potential  defaults by the counterparty.  Trading  contracts  on an exchange  also allows  investors  to close out their contracts by entering into offsetting contracts.
For example,  a Fund could close out an open  contract to buy an asset at a future date by entering  into an  offsetting  contract to sell the same asset on the same date.  If the offsetting sale price is more than the original  purchase price,  the Fund realizes a gain;  if it is less,  the Fund  realizes a loss.  Exchanges  may limit the amount of open  contracts  permitted  at any one  time.  Such  limits  may  prevent  a Fund  from closing  out a  position.  If this  happens,  a Fund  will  be  required  to  keep  the contract  open (even if it is losing money on the  contract),  and to make any payments required  under  the  contract  (even  if  it  has  to  sell  portfolio  securities  at unfavorable  prices to do so).  Inability  to close out a  contract  could  also harm a
Fund by  preventing  it from  disposing  of or trading  any assets it has been using to secure its obligations under the contract.
A Fund may also  trade  derivative  contracts  over-the-counter  (OTC) in  transactions negotiated  directly  between  the  Fund and the  counterparty.  OTC  contracts  do not necessarily  have  standard  terms,  so they cannot be  directly  offset with other OTC contracts.  In  addition,  OTC  contracts  with  more  specialized  terms  may be  more difficult to price than exchange traded contracts.
Depending upon how a Fund uses derivative  contracts and the relationships  between the market value of a derivative  contract and the underlying asset,  derivative  contracts may increase or decrease a Fund's exposure to market and currency  risks,  and may also expose a Fund to liquidity  and leverage  risks.  OTC  contracts  also expose a Fund to credit risks in the event that a counterparty defaults on the contract.
A Fund may trade in the following types of derivative contracts.
   Futures Contracts
   Futures  contracts  provide for the future sale by one party and purchase by another party of a specified amount of an underlying  asset at a specified price,  date, and time.  Entering into a contract to buy an underlying  asset is commonly  referred to as buying a  contract  or holding a long  position  in the  asset.  Entering  into a contract to sell an underlying  asset is commonly  referred to as selling a contract or holding a short position in the asset.
   The Equity Funds may buy and sell stock index futures  contracts,  financial futures and futures on portfolio  securities.  The International  Equity Fund may also enter into forward  foreign  currency  exchange  contracts.  The Fixed Income Fund may buy and sell financial futures contracts.
   Options
   Options are rights to buy or sell an  underlying  asset for a  specified  price (the exercise price) during,  or at the end of, a specified  period.  A call option gives the holder  (buyer) the right to buy the underlying  asset from the seller  (writer)
   of the  option.  A put  option  gives the  holder  the right to sell the  underlying asset to the writer of the  option.  The  writer of the  option  receives a payment, or premium,  from the buyer,  which the writer keeps regardless of whether the buyer uses (or exercises) the option.
   The Fixed Income Fund may:
   Buy call  options on portfolio  securities  and on  financial  futures  contracts in anticipation of an increase in the value of the underlying asset;
   Buy put options on  portfolio  securities  and on  financial  futures  contracts  in anticipation of a decrease in the value of the underlying asset; and
   Buy or write options to close out existing options positions.

   The Equity Funds may:
   Buy call options on portfolio  securities  and on stock index and financial  futures contracts in anticipation of an increase in the value of the underlying asset;
   Buy put options on portfolio  securities  and on stock index and  financial  futures contracts in anticipation of a decrease in the value of the underlying asset; and
   Buy or write options to close out existing options positions.
   The Equity  Fund and Fixed  Income  Fund may also write  call  options on  portfolio securities to generate  income from premiums,  and in  anticipation of a decrease or only limited  increase in the value of the  underlying  asset.  If a call written by the Fund is  exercised,  the Fund  foregoes any possible  profit from an increase in the market price of the  underlying  asset over the exercise  price plus the premium received.
   When a Fund  writes  options  on  futures  contracts,  it will be  subject to margin requirements similar to those applied to futures contracts.
Special Transactions
   Repurchase Agreements
   Repurchase  agreements  are  transactions  in which a Fund  buys a  security  from a dealer or bank and agrees to sell the security  back at a mutually  agreed upon time and  price.  The  repurchase  price  exceeds  the sale  price,  reflecting  a Fund's return on the  transaction.  This return is unrelated  to the  interest  rate on the underlying  security.  The Funds  will enter into  repurchase  agreements  only with banks and other  recognized  financial  institutions,  such as  securities  dealers, deemed creditworthy by the Adviser.
   The Funds' custodian or sub-custodian will take possession of the securities subject to repurchase agreements.  The Adviser or sub-custodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.
   Repurchase agreements are subject to counterparty risks.
   Reverse Repurchase Agreements
   Reverse  repurchase  agreements  are  repurchase  agreements  in which a Fund is the seller (rather than the buyer) of the  securities,  and agrees to repurchase them at an agreed upon time and price.  A reverse  repurchase  agreement  may be viewed as a type  of  borrowing  by  a  Fund.  Reverse  repurchase  agreements  are  subject  to counterparty risks.
   Delayed Delivery Transactions
   Delayed   delivery   transactions,   including   when   issued   transactions,   are
   arrangements  in which a Fund buys  securities  for a set price,  with  payment  and delivery of the  securities  scheduled for a future time.  During the period between purchase  and  settlement,  no  payment  is made by the  Fund to the  issuer  and no interest  accrues to a Fund.  A Fund records the  transaction  when it agrees to buy the  securities  and reflects  their value in  determining  the price of its shares.
   Settlement  dates may be a month or more after entering into these  transactions  so that  the  market  values  of the  securities  bought  may vary  from  the  purchase prices.  Therefore,  delayed delivery  transactions  create market risks for a Fund.
   Delayed  delivery  transactions  also  involve  credit  risks  in  the  event  of  a counterparty default. These transactions create leverage risks.

   Securities Lending

   A  Fund  may  lend  portfolio   securities  to  borrowers  that  the  Adviser  deems
   creditworthy.  In  return,  the Fund  receives  cash or liquid  securities  from the borrower as  collateral.  The borrower  must furnish  additional  collateral  if the market value of the loaned  securities  increases.  Also,  the borrower must pay the
   Fund the equivalent of any dividends or interest received on the loaned securities.

   The Fund will reinvest cash  collateral in securities  that qualify as an acceptable investment  for the Fund.  However,  the Fund must pay  interest to the borrower for the use of cash collateral.
   Loans are  subject to  termination  at the option of the Fund or the  borrower.  The
   Fund  will not have the  right to vote on  securities  while  they are on loan,  but they will  terminate a loan in  anticipation  of any  important  vote.  The Fund may pay  administrative  and  custodial  fees in  connection  with a loan  and may pay a negotiated  portion of the interest  earned on the cash  collateral  to a securities lending agent or broker.
   Securities  lending  activities are subject to market risks and counterparty  risks.
   These transactions create leverage risks.
   Asset Coverage
   In order to secure their  obligations in connection  with  derivatives  contracts or special  transactions,  a Fund will either own the underlying assets,  enter into an offsetting  transaction  or set aside  readily  marketable  securities  with a value that equals or exceeds  the Fund's  obligations.  Unless the Fund has other  readily marketable  assets  to set  aside,  it  cannot  trade  assets  used to  secure  such obligations  without entering into an offsetting  derivative contract or terminating
   a  special  transaction.   This  may  cause  the  Fund  to  miss  favorable  trading
   opportunities or to realize losses on derivative contracts or special transactions.
Investing in Securities of Other Investment Companies
A Fund may invest its assets in securities  of other  investment  companies,  including the  securities of affiliated  money market  funds,  as an efficient  means of carrying out its investment policies and managing its  uninvested cash.

INVESTMENT RISKS

There are many factors which may affect an  investment  in the Funds.  The Funds' risks are described below.

Stock Market Risks
o     The value of equity  securities in a Fund's  portfolio will rise and fall.  These fluctuations  could be a sustained trend or a drastic  movement.  A Fund's portfolio will reflect  changes in prices of individual  portfolio  stocks or general  changes in stock valuations. Consequently, the Fund's share price may decline.
o     The  Adviser  attempts  to  manage  market  risk by  limiting  the  amount a Fund invests in each  company's  equity  securities.  However,  diversification  will not protect a Fund against widespread or prolonged declines in the stock market.
Currency Risks
o     Exchange rates for currencies fluctuate daily. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.
o     The Adviser  attempts  to manage  currency  risk by limiting  the amount the Fund
   invests   in   securities   denominated   in   a   particular   currency.   However,
   diversification  will not protect the Fund  against a general  increase in the value of the U.S. dollar relative to other currencies.
Risks Related to Investing for Value
o     Due to their relatively low valuations, value stocks are typically less volatile than growth stocks.  For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development.  Further, value stocks tend to have higher dividends than growth stocks.  This means they depend less on price changes for returns and may lag behind growth stocks in an up market.
Risks Related to Investing for Growth
o     Due to their relatively high valuations, growth stocks are typically more volatile than value stocks.  For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development.  Further, growth stocks may not pay dividends or may pay lower dividends than value stocks.  This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.
Risks Related to Company Size
o     Generally,  the smaller  the market  capitalization  of a company,  the fewer the number of shares traded  daily,  the less liquid its stock and the more volatile its price.  Market  capitalization  is  determined  by  multiplying  the  number  of its outstanding shares by the current market price per share.
o     Companies  with smaller  market  capitalization  also tend to have unproven track records,  a limited  product or service  base and limited  access to capital.  These factors  also  increase  risks and make  these  companies  more  likely to fail than companies with larger market capitalization.
Risks of Foreign Investing
o     Foreign  securities pose additional  risks because foreign  economic or political conditions  may be less  favorable  than those of the United  States.  Securities in foreign  markets may also be subject to taxation  policies  that reduce  returns for
   U.S. investors.
o     Foreign companies may not provide information  (including  financial  statements)
   as  frequently or to as great an extent as companies in the United  States.  Foreign companies  may also receive less  coverage  than U.S.  companies by market  analysts
   and  the  financial  press.  In  addition,   foreign   countries  may  lack  uniform
   accounting,  auditing and financial reporting  standards or regulatory  requirements comparable to those applicable to U.S.  companies.  These factors may prevent a Fund and its Adviser from obtaining  information  concerning foreign companies that is as frequent,  extensive and reliable as the information  available concerning companies in the United States.
o     Foreign  countries may have  restrictions  on foreign  ownership of securities or
   may  impose   exchange   controls,   capital  flow   restrictions   or  repatriation
   restrictions which could adversely affect the liquidity of a Fund's investments.
Credit Risks
o     Credit  risk is the  possibility  that an issuer  will  default on a security  by failing to pay interest or principal  when due. If an issuer  defaults,  a Fund will lose money.
o     Many fixed  income  securities  receive  credit  ratings  from  services  such as
   Standard  & Poor's  and  Moody's  Investor  Services,  Inc.  These  services  assign ratings to securities by assessing the  likelihood of issuer  default.  Lower credit ratings  correspond  to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Adviser's credit assessment.
o     Fixed income  securities  generally  compensate for greater credit risk by paying interest at a higher rate.  The  difference  between the yield of a security and the yield of a U.S. Treasury  security with a comparable  maturity (the spread) measures the additional  interest paid for risk.  Spreads may increase  generally in response to adverse economic or market  conditions.  A security's spread may also increase if the  security's  rating  is  lowered,  or the  security  is  perceived  to  have  an increased  credit  risk.  An  increase  in the  spread  will  cause the price of the security to decline.
o     Credit risk includes the  possibility  that a party to a transaction  involving a
   Fund  will  fail  to meet  its  obligations.  This  could  cause a Fund to lose  the benefit  of the  transaction  or  prevent  a  Fund  from  selling  or  buying  other securities to implement its investment strategy.
Interest Rate Risks
o     Prices of fixed  income  securities  rise and fall in  response to changes in the interest  rate paid by similar  securities.  Generally,  when  interest  rates rise, prices  of fixed  income  securities  fall.  However,  market  factors,  such as the demand  for  particular  fixed  income  securities,  may cause the price of  certain fixed  income  securities  to fall  while  the  prices of other  securities  rise or remain unchanged.
o     Interest  rate  changes  have a  greater  effect  on the  price of  fixed  income securities  with longer  duration.  Duration  measures  the price  sensitivity  of a fixed income security to changes in interest rates.
Call Risks
o     Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.
o     If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.
Prepayment Risks
o     Generally,  homeowners  have the  option to prepay  their  mortgages  at any time without penalty.  Homeowners  frequently refinance high interest rate mortgages when mortgage rates fall.  This results in the prepayment of mortgage  backed  securities with higher interest  rates.  Conversely,  prepayments due to refinancings  decrease when mortgage rates increase.  This extends the life of mortgage  backed  securities with lower  interest  rates.  Other  economic  factors can also lead to increases or decreases in  prepayments.  Increases in  prepayments of high interest rate mortgage backed  securities,  or decreases in  prepayments  of lower  interest  rate mortgage backed  securities,  may reduce their yield and price.  These factors,  particularly the  relationship  between interest rates and mortgage  prepayments  makes the price of mortgage  backed  securities  more volatile than many other types of fixed income securities with comparable credit risks.
o     Mortgage backed securities  generally  compensate for greater  prepayment risk by paying a higher  yield.  The  difference  between  the  yield of a  mortgage  backed security and the yield of a U.S. Treasury  security with a comparable  maturity (the spread)  measures  the  additional  interest  paid for risk.  Spreads  may  increase generally  in  response  to adverse  economic  or market  conditions.  A  security's spread  may  also  increase  if the  security  is  perceived  to have  an  increased prepayment  risk or perceived to have less market demand.  An increase in the spread will cause the price of the security to decline.
o     A Fund may have to reinvest the proceeds of mortgage  prepayments  in other fixed income  securities  with lower interest  rates,  higher  prepayment  risks, or other less favorable characteristics.

Leverage Risks
o     Leverage  risk is  created  when an  investment  exposes  the Funds to a level of risk that exceeds the amount  invested.  Changes in the value of such an  investment magnify the Funds' risk of loss and potential for gain.
o     Investments  can  have  these  same  results  if  their  returns  are  based on a multiple of a specified index, security, or other benchmark.

Euro Risks
o     A Fund may make  significant  investments in securities  denominated in the euro, the new single  currency  of the  European  Monetary  Union  (EMU).  Therefore,  the
   exchange rate between the euro and the U.S.  dollar will have a  significant  impact on the value of the Fund's investments.
o     With the  advent  of the  euro,  the  participating  countries  in the EMU can no longer  follow  independent  monetary  policies.  This may  limit  these  countries'
   ability to respond to economic  downturns or political  upheavals,  and consequently reduce the value of their foreign government securities.
Investment Limitations

Selling Short and Buying on Margin
The Funds will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as may be necessary for clearance of transactions.
With respect to the Fixed Income Fund and Equity Funds, the deposit or payment by a
Fund of initial or variation margin in connection with financial futures contracts or related options transactions is not considered the purchase of a security on margin.

Issuing Senior Securities and Borrowing Money
   The U.S.  Government  Securities Fund will not issue senior  securities  except that it may borrow  money in amounts up to  one-third  of the value of its total  assets, including  the  amounts  borrowed.  The Fund will not  borrow  money for  investment leverage,  but  rather  as a  temporary,  extraordinary,  or  emergency  measure  to facilitate  management  of the  portfolio  by enabling  the Fund to meet  redemption requests when the  liquidation of portfolio  securities is deemed to be inconvenient or  disadvantageous.  The Fund will not purchase any securities  while borrowings in excess of 5% of its total assets are outstanding.
   The Equity Funds and Fixed Income Fund will not issue senior securities except that they may borrow money and engage in reverse repurchase agreements in amounts up to one-third of the value of their respective total assets, including the amounts borrowed. The Funds will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the
   Funds to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Funds will not purchase any securities while borrowings in excess of 5% of their respective total assets are outstanding.

Concentration of Investments
   The Equity  Plus Fund and the Fixed  Income  Fund will not invest 25% or more of the value of their  respective  total assets in any one industry,  except that the Funds may invest 25% or more of the value of their  respective  total assets in securities issued or  guaranteed  by the U.S.  government,  its agencies or  instrumentalities, and repurchase agreements collateralized by such securities.
   The  International  Equity  Fund and Small Cap Fund will not  invest  25% or more of the value of their  respective  total  assets in any one  industry,  except that the
   Funds may invest 25% or more of the value of their  respective  total assets in U.S.
   Government Securities, and repurchase agreements collateralized by such securities.
   U.S. Government Securities Fund will not concentrate in any one industry.

Underwriting
   The Equity Funds and the U.S.  Government  Securities  Fund will not  underwrite any issue of  securities  except as each Fund may be deemed to be an  underwriter  under the Securities  Act of 1933 in connection  with the sale of securities in accordance with its investment objective, policies, and limitations.
   Fixed Income Fund will not  underwrite  any issue of securities  except as it may be deemed to be an  underwriter  under the  Securities  Act of 1933 in connection  with the sale of  restricted  securities  in accordance  with its  investment  objective, policies, and limitations.

Lending Cash or Securities
   The  Equity  Funds  and the  Fixed  Income  Fund  will not lend any of their  assets except  portfolio  securities up to one-third of the value of their respective total
   assets.   This  shall  not  prevent  the  Funds  from  purchasing  U.S.   government
   obligations,  money market instruments,  bonds, debentures,  notes,  certificates of indebtedness,  or other  debt  securities,  and with  respect to Fixed  Income  Fund purchasing  variable rate demand  notes,  entering into  repurchase  agreements,  or engaging in other transactions  where permitted by the Funds' investment  objective, policies and limitations.
   U.S.  Government  Securities  Fund will not lend any of its  assets.  This shall not
   prevent  the   purchase  or  holding  of  U.S.   Treasury   securities,   repurchase
   agreements,  or other  transactions  which are  permitted  by the Fund's  investment objective and policies.

Pledging Assets
   The Equity Funds and Fixed Income Fund will not  mortgage,  pledge,  or  hypothecate any assets except to secure permitted  borrowings.  With respect to the Equity Funds and Fixed  Income Fund,  for  purposes of this  limitation,  the  following  are not deemed  to be  pledges:  margin  deposits  for the  purchase  and  sale  of  futures contract and related  options,  and segregation or collateral  arrangements  made in connection  with  options  activities.  With  respect  to  Fixed  Income  Fund,  the purchase  of  securities  on a  when-issued  basis is not  deemed  to be a pledge of assets.

Investing in Real Estate
   The Equity Plus Fund and Fixed  Income Fund will not  purchase or sell real  estate,
   including  limited   partnership   interests,   although  they  may  invest  in  the
   securities  of issuers whose  business  involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.
   Small  Cap  Fund and  International  Equity  Fund  will not  purchase  or sell  real estate,  although  they may  invest in the  securities  of  issuers  whose  business involves the purchase or sale of real estate or in  securities  which are secured by real estate or interests in real estate.

Investing in Commodities, Commodity Contracts, or Commodity Futures Contracts
   The  Equity  Funds and Fixed  Income  Fund will not  purchase  or sell  commodities, commodity  contracts,  or commodity  futures contracts except to the extent that the
   Funds may engage in transactions involving futures contracts and related options.

Diversification of Investments
   With  respect  to 75% of the value of its  assets,  the  Equity  Plus Fund and Fixed
   Income Fund will not purchase  securities of any one issuer  (other than  securities issued or  guaranteed  by the  government  of the United  States or its  agencies or instrumentalities)  if, as a result,  more than 5% of the value of its total  assets would be invested in the  securities  of that  issuer.  Also,  the Fixed Income Fund and  Equity  Plus Fund will not  acquire  more  than 10% of the  outstanding  voting securities of any one issuer.
   With respect to securities  comprising  75% of the value of their total assets,  the
   Small Cap Fund and  International  Equity Fund will not purchase  securities  of any one issuer (other than cash; cash items; U.S.  Government  securities and repurchase agreements  collateralized  by such U.S.  Government  securities;  and securities of other  investment  companies)  if, as a  result,  more than 5% of the value of their respective  total assets  would be invested in the  securities  of that  issuer,  or they would own more than 10% of the voting securities of that issuer.

---------------------------------------------------------------------------------------
The above limitations cannot be changed unless authorized by the Board of Trustees
("Board") and by the "vote of a majority of its outstanding voting securities," as defined by the Investment Company Act of 1940 ("the 1940 Act"). The following limitations, however, may be changed by the Board without shareholder approval.
Shareholders will be notified before any material change in these limitations becomes effective.
---------------------------------------------------------------------------------------

Pledging Assets
   U.S.  Government  Securities  Fund will not mortgage,  pledge,  or  hypothecate  any assets except to secure permitted  borrowings.  In these cases, it may pledge assets having a market value not  exceeding  the lesser of the dollar  amounts  borrowed or
   10% of the value of total assets at the time of the borrowing.

Investing in Restricted and Illiquid Securities
   U.S.  Government  Securities  Fund will not invest more than 15% of the value of its net assets in  securities  which are not readily  marketable  or which are otherwise considered illiquid,  including repurchase  agreements providing for settlement more than seven days after notice.
   Small Cap Fund and  International  Equity  Fund will not invest more than 15% of the value of their  respective  net  assets in  illiquid  securities  including  certain restricted  securities  not  determined to be liquid under  criteria  established by the Board, including  non-negotiable time deposits,  repurchase agreements providing for settlement in more than seven days after notice, and over-the-counter options.
   Equity  Plus Fund and Fixed  Income  Fund will not invest more than 15% of the value of their  respective  net  assets  in  illiquid  obligations,  including  repurchase
   agreements   providing  for  settlement  in  more  than  seven  days  after  notice, over-the-counter  options,  certain  restricted  securities  not  determined  by the
   Board to be liquid,  and  non-negotiable  fixed time deposits with  maturities  over seven days.

Investing in Securities of Other Investment Companies
      The  Equity  Funds  and the Bond  Funds  can each  acquire  up to 3% of the total outstanding  stock of other investment  companies,  and may invest in the securities
   of  affiliated   money  market  funds  as  an  efficient  means  of  managing  their uninvested  cash.  The  Funds  will not be  subject  to any other  limitations  with regard to the  acquisition  of securities of other  investment  companies so long as the public  offering  price of each Fund's  shares  does not include a sales  charge exceeding 1 1/2%.
   With  respect to the Equity  Funds and the Bond  Funds,  these  limitations  are not
   applicable   if  the   securities   are   acquired   in  a  merger,   consolidation,
   reorganization,  or acquisition of assets. Nor are they applicable,  with respect to
   Fixed Income Fund, to securities  of  investment  companies  that have been exempted from registration under the 1940 Act.
   It should be noted  with  respect  to the  Equity  Funds  and the Bond  Funds,  that
   investment   companies  incur  certain  expenses,   such  as  investment   advisory,
   custodian  and transfer  agent fees,  and  therefore,  any  investment  by a Fund in shares of another  investment  company would be subject to such duplicate  expenses.

Investing in Put Options
   The Equity Funds and Fixed  Income Fund will not purchase put options on  securities unless the securities  are held in the Funds'  portfolio and not more than 5% of the value of the  respective  Fund's  total assets would be invested in premiums on open put option positions.

Writing Covered Call Options
   The Equity  Funds and Fixed  Income Fund will not write call  options on  securities unless  the  securities  are  held in the  Funds'  portfolios  or  unless  a Fund is entitled to them in deliverable  form without further  payment or after  segregating cash in the amount of any further payment.

Purchasing Securities to Exercise Control
   The Equity  Funds and Fixed Income Fund will not  purchase  securities  of a company for purpose of exercising control or management.
   Except with respect to borrowing  money,  if a percentage  limitation  is adhered to at the time of  investment,  a later  increase or decrease in  percentage  resulting from any  change  in value or net  assets  will not  result in a  violation  of such restriction.
   For  purposes  of  the  Funds'  policies  and   limitations,   each  Fund  considers
   certificates  of deposit and demand and time deposits  issued by a U.S.  branch of a domestic  bank  or  savings  association  having  capital,  surplus,  and  undivided profits in excess of $100,000,000 at the time of investment to be "cash items."
Determining Market Value of Securities
Market values of the Funds' portfolio securities are determined as follows:

o     for equity  securities,  according  to the last sale price in the market in which
  they  are  primarily   traded   (either  a  national   securities   exchange  or  the
  over-the-counter market), if available;

o     in the absence of recorded  sales for equity  securities,  according  to the mean between the last closing bid and asked prices;

o     for  bonds  and  other  fixed  income  securities,  at the last  sale  price on a
  national  securities  exchange,  if  available,   otherwise,   as  determined  by  an
  independent pricing service;

o     futures  contracts  and options are valued at market  values  established  by the exchanges  on which  they are  traded at the  close of  trading  on such  exchanges.
   Options  traded in the  over-the-counter  market  are valued  according  to the mean between  the last bid and the last  asked  price for the  option as  provided  by an investment  dealer or other  financial  institution  that deals in the  option.  The
   Board may  determine in good faith that another  method of valuing such  investments is necessary to appraise their fair market value;

o     for  short-term  obligations,  according to the mean between bid and asked prices as furnished by an independent  pricing service,  except that short-term  obligations with  remaining  maturities  of less  than 60 days  at the  time of  purchase  may be valued at amortized  cost or at fair market value as  determined in good faith by the
  Board; and

o     for all  other  securities  at fair  value  as  determined  in good  faith by the
  Board.

Prices  provided by  independent  pricing  services may be determined  without  relying exclusively on quoted prices and may consider  institutional  trading in similar groups of securities,  yield, quality,  stability, risk, coupon rate, maturity, type of issue, trading  characteristics,  and other  market data or factors.  From time to time,  when prices  cannot be obtained  from an  independent  pricing  service,  securities  may be valued based on quotes from  broker-dealers or other financial  institutions that trade the securities.

Trading in Foreign Securities
Trading in foreign  securities  may be  completed  at times which vary from the closing of the New York Stock  Exchange  (NYSE).  In computing its NAV, the Funds value foreign securities  at the  latest  closing  price on the  exchange  on which  they are  traded immediately  prior to the closing of the NYSE.  Certain foreign currency exchange rates may also be  determined  at the latest rate prior to the  closing of the NYSE.  Foreign securities  quoted in foreign  currencies are translated  into U.S.  dollars at current rates.  Occasionally,  events that affect  these  values and  exchange  rates may occur between the times at which they are  determined  and the  closing of the NYSE.  If such events  materially  affect the value of portfolio  securities,  these securities may be valued at their fair value as determined  in good faith by the Funds'  Board,  although the actual calculation may be done by others.

WHAT DO SHARES COST?
=======================================================================================
You can purchase, redeem or exchange Fund shares any day the New York Stock Exchange
(NYSE) is open. The Equity Funds' and Bond Funds' net asset value (NAV) per Shares fluctuates and is based on the market value of all securities and other assets of the
Funds.

The NAV for each class of Shares may differ due to the variance in daily net income realized by each Share class.  Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

REDUCING OR eliminating THE FRONT-END SALES CHARGE
You can reduce or eliminate the applicable front-end sales charge, as follows:

Quantity Discounts
Larger purchases of the same Share class reduce or eliminate the sales charge you pay. You can combine purchases of Shares made on the same day by you, your spouse and your children under age 21. In addition, purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account can be combined.

Accumulated Purchases
If you make an additional purchase of Shares, you can count previous Share purchases still invested in the Fund in calculating the applicable sales charge on the additional purchase.

Concurrent Purchases
You can combine concurrent purchases of the same share class of two or more
Independence One Funds in calculating the applicable sales charge.

Letter of Intent - Class A Shares
You can sign a Letter of Intent committing to purchase a certain amount of the same class of Shares within a 13-month period to combine such purchases in calculating the sales charge. The Fund's custodian will hold Shares in escrow equal to the maximum applicable sales charge. If you complete the Letter of Intent, the Custodian will release the Shares in escrow to your account. If you do not fulfill the Letter of
Intent, the Custodian will redeem the appropriate amount from the Shares held in escrow to pay the sales charges that were not applied to your purchases.

Reinvestment Privilege
You may reinvest, within 120 days, your Share redemption proceeds at the next determined NAV without any sales charge.

REDUCING OR ELIMINATING THE CONTINGENT DEFERRED SALES CHARGE
These reductions or eliminations are offered because: no sales commissions have been advanced to the investment professional selling Shares; the shareholder has already paid a Contingent Deferred Sales Charge (CDSC); or nominal sales efforts are associated with the original purchase of Shares.

Upon notification to the Distributor or the Fund's transfer agent, no CDSC will be imposed on redemptions:

o     following the death or post-purchase disability, as defined in Section 72(m)(7)
  of the Internal Revenue Code of 1986, of the last surviving shareholder;

o     representing minimum required distributions from an Individual Retirement
  Account or other retirement plan to a shareholder who has attained the age of 70
  1/2;

o     of Shares that represent a reinvestment of dividends and capital gains;

o     of Shares originally purchased through the Trust Department of Michigan
  National Bank, a registered investment adviser or retirement plans where the third party administrator has entered into certain arrangements with the Distributor or its affiliates, or any other investment professional, to the extent that no payments were advanced for purchases made through these entities;

o     representing a portion of proceeds attributable to increases in value of the account due to increases in the net asset value per share;

o     which are involuntary redemptions processed by the Fund because the accounts do not meet the minimum balance requirements; and

o     which are qualifying redemptions of Class B Shares under a Systematic
  Withdrawal Program.

HOW ARE THE FUNDS SOLD?
=======================================================================================
Under  the   Distributor's   Contract  with  the  Funds,  the  Distributor   (Federated
Securities Corp.) offers Shares on a continuous, best-efforts basis.

RULE 12b-1 PLAN
Equity  Plus Fund  (Class A and B Shares);  U.S.  Government  Securities  Fund (Class B
Shares);  and Fixed  Income  Fund  (Class A and B  Shares)  have  adopted a Rule  12b-1
Plan.  As a  compensation-type  plan,  the  Rule  12b-1  Plan  is  designed  to pay the
Distributor (who may then pay investment  professionals such as banks,  broker/dealers,
trust  departments  of  banks,  and  registered   investment  advisers)  for  marketing
activities  (such  as  advertising,   printing  and  distributing   prospectuses,   and
providing  incentives to investment  professionals)  to promote sales of Shares so that overall  Fund  assets  are  maintained  or  increased.  This  helps the  Funds  achieve economies of scale,  reduce per share expenses,  and provide cash for orderly portfolio management  and Share  redemptions.  In addition,  the Funds'  service  providers  that receive  asset-based  fees also benefit  from stable or  increasing  Fund  assets.  The
Funds may compensate the Distributor more or less than its actual  marketing  expenses.
In no event will the Funds pay for any  expenses  of the  Distributor  that  exceed the maximum Rule 12b-1 Plan fee.

The  maximum  Rule  12b-1  Plan  fee  that  can be  paid  in any  one  year  may not be sufficient  to cover the  marketing-related  expenses  the  Distributor  has  incurred.
Therefore, it may take the Distributor a number of years to recoup these expenses.

SHAREHOLDER SERVICES (Class B Shares)
   With  respect  to  Class B  Shares,  the  Funds  may pay  Independence  One  Capital
Management  Corporation for providing shareholder services and maintaining  shareholder accounts.  Independence  One  Capital  Management  Corporation  may  select  others  to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

Investment professionals (such as broker-dealers or banks) may be paid fees, in significant amounts, out of the assets of the Distributor (these fees do not come out of Fund assets). The Distributor may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related and/or shareholder services, such as advertising, providing incentives to their sales personnel, sponsoring other activities intended to promote sales, and maintaining shareholder accounts. These payments may be based upon such factors as the number or value of Shares the investment professional sells or may sell; the value of client assets invested; and/or the type and nature of sales or marketing support furnished by the investment professional.

When an investment professional's customer purchases Class B Shares, the investment professional may receive an amount up to 5.00% of the NAV of Class B Shares.

EXCHANGING SECURITIES FOR FUND SHARES
=======================================================================================
You may contact the Distributor to request a purchase of Shares in exchange for securities you own. The Funds reserve the right to determine whether to accept your securities and the minimum market value to accept. The Funds will value your securities in the same manner as they value their assets. This exchange is treated as a sale of your securities for federal tax purposes.

SUBACCOUNTING SERVICES
=======================================================================================
Certain  investment  professionals  may wish to use the transfer agent's  subaccounting system to minimize their internal  recordkeeping  requirements.  The transfer agent may charge  a fee  based  on the  level  of  subaccounting  services  rendered.  Investment professionals  holding Shares in a fiduciary,  agency,  custodial,  or similar capacity may  charge or pass  through  subaccounting  fees as part of or in  addition  to normal trust or agency  account  fees.  They may also charge fees for other  services that may be related to the ownership of Shares.  This  information  should,  therefore,  be read together  with any  agreement  between the  customer  and the  investment  professional
about  the  services   provided,   the  fees  charged  for  those  services,   and  any
restrictions and limitations imposed.

REDEMPTION IN KIND
=======================================================================================
Although the Funds  intend to pay Share  redemptions  in cash,  they reserve the right, as described  below, to pay the redemption  price in whole or in part by a distribution of the Funds' portfolio securities.

Because the Funds have  elected to be  governed  by Rule 18f-1 under the 1940 Act,  the
Funds are obligated to pay Share  redemptions  to any one  shareholder  in cash only up to the lesser of  $250,000  or 1% of the net  assets  represented  by such Share  class during any 90-day period.

Any Share  redemption  payment greater than this amount will also be in cash unless the
Funds' Board  determines  that  payment  should be in kind.  In such a case,  the Funds will pay all or a portion of the remainder of the  redemption in portfolio  securities, valued in the same way as the Funds  determine  their  NAV.  The  portfolio  securities will be  selected in a manner that the Funds'  Board deems fair and  equitable  and, to the extent available, such securities will be readily marketable.

Redemption  in kind is not as liquid as a cash  redemption.  If  redemption  is made in kind,  shareholders  receiving the portfolio  securities  and selling them before their maturity  could  receive less than the  redemption  value of the  securities  and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW
=======================================================================================
Under certain  circumstances,  shareholders  may be held personally  liable as partners under  Massachusetts  law for  obligations of the Trust.  To protect its  shareholders, the Trust has filed legal  documents with  Massachusetts  that  expressly  disclaim the liability of its shareholders for acts or obligations of the Trust.

In the  unlikely  event  a  shareholder  is held  personally  liable  for  the  Trust's obligations,  the Trust is required by the  Declaration of Trust to use its property to protect or  compensate  the  shareholder.  On request,  the Trust will defend any claim made and pay any  judgment  against  a  shareholder  for any act or  obligation  of the
Trust.  Therefore,  financial loss resulting from liability as a shareholder will occur only if the Trust itself  cannot meet its  obligations  to indemnify  shareholders  and pay judgments against them.

ACCOUNT AND SHARE INFORMATION
=======================================================================================

VOTING RIGHTS
Each share of each Fund gives the shareholder  one vote in Trustee  elections and other matters  submitted to shareholders  for vote. All Shares of the Trust have equal voting rights,  except that in matters  affecting only a particular Fund class are entitled to vote.

Trustees  may be  removed  by the  Board or by  shareholders  at a special  meeting.  A special  meeting of  shareholders  will be called by the Board upon the written request of shareholders  who own at least 10% of the Trust's  outstanding  shares of all series entitled to vote.

   As of June 1, 2001, the following  shareholders  owned of record,  beneficially,  or both, 5% or more of outstanding Shares of the following Funds:

U.S. Government Securities Fund - Class A Shares
Pierson & Co., Farmington Hills, MI, owned approximately 3,944,538 Class A Shares
(98.00%).

U.S. Government Securities Fund - Class B Shares
Donaldson Lufkin Jenrette, Jersey City, NJ, owned approximately 24,605 Class B Shares
(75.42%).

Equity Plus Fund - Class A Shares
Donaldson Lufkin Jenrette, Jersey City, NJ, owned approximately 8,512 Class A Shares
(12.87%).

Small Cap Fund - Class A Shares
Pierson & Co., Farmington Hills, MI, owned approximately 4,000,472 Class A Shares
(96.51%).

International Equity Fund - Class A Shares
Pierson & Co., Farmington Hills, MI, owned approximately 2,025,107 Class A Shares
(99.76%).

    Shareholders  owning 25% or more of  outstanding  Shares  may be in control  and be able to affect the outcome of certain matters presented for a vote of shareholders.

TAX INFORMATION
=======================================================================================

FEDERAL INCOME TAX
The Funds intend to meet  requirements  of  Subchapter  M of the Internal  Revenue Code
applicable to regulated investment  companies.  If these requirements are not met, they will not receive special tax treatment and will pay federal income tax.

Each  Fund  will be  treated  as a single,  separate  entity  for  federal  income  tax purposes so that income  earned and  capital  gains and losses  realized by the Trust's other portfolios will be separate from those realized by a Fund.

FOREIGN INVESTMENTS
If the Funds purchase foreign  securities,  their  investment  income may be subject to foreign  withholding  or other taxes that could reduce the return on these  securities.
Tax treaties between the United States and foreign  countries,  however,  may reduce or eliminate the amount of foreign  taxes to which a Fund would be subject.  The effective rate of  foreign  tax  cannot  be  predicted  since  the  amount  of Fund  assets to be invested within various  countries is uncertain.  However,  the Funds intend to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions  from a Fund may be based on estimates of book income for the year.  Book income  generally  consists  solely of the coupon  income  generated by the  portfolio,
whereas   tax-basis   income   includes  gains  or  losses   attributable  to  currency
fluctuation.  Due to  differences  in the  book  and  tax  treatment  of  fixed  income securities  denominated  in foreign  currencies,  it is difficult  to project  currency effects on an  interim  basis.  Therefore,  to the extent  that  currency  fluctuations cannot be  anticipated,  a portion of  distributions  to  shareholders  could  later be designated as a return of capital,  rather than income, for income tax purposes,  which may be of particular concern to simple trusts.

If a Fund invests in the stock of certain  foreign  corporations,  they may  constitute
Passive Foreign  Investment  Companies  (PFIC),  and the Fund may be subject to Federal income taxes upon disposition of PFIC investments.

If more  than  50% of the  value  of a  Fund's  assets  at the  end of the tax  year is represented  by stock or  securities  of  foreign  corporations,  the Fund  intends  to qualify  for  certain  Code  stipulations  that  would  allow  shareholders  to claim a foreign tax credit or  deduction on their U.S.  income tax returns.  The Code may limit a  shareholder's  ability  to claim a foreign  tax  credit.  Shareholders  who elect to deduct  their  portion of a Fund's  foreign  taxes  rather  than take the  foreign  tax credit must itemize deductions on their income tax returns.

WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS?
=======================================================================================

BOARD OF TRUSTEES
The Board is responsible for managing the Trust's  business  affairs and for exercising all the Trust's powers except those reserved for the  shareholders.  Information  about each Board member is provided below and includes each person's:  name,  address,  birth date,  present  position(s)  held with the Trust,  principal  occupations  for the past five  years  and  positions  held  prior to the past  five  years,  total  compensation received as a Trustee  from the Trust for its most  recent  fiscal  year.  The Trust is comprised of eight funds.

   As of June 1, 2001,  the Funds'  Board and Officers as a group owned less than 1% of the Funds' outstanding Shares.

An asterisk (*) denotes a Trustee who is deemed to be an  interested  person as defined in the  1940  Act.  A  pound  sign  (#)  denotes  a  Member  of the  Board's  Executive
Committee, which handles the Board's responsibilities between its meetings.

--------------------                                           ------------
Name
Birth Date            Principal Occupations                    Aggregate
Address               for Past Five Years                      Compensation
Position With Trust                                            ------------
                                                               From Trust
Robert E. Baker       Retired; formerly, Vice Chairman,             $19,200
--------------------  Chrysler Financial Corporation.
Birth Date: May 6,
1930
4327 Stoneleigh
Road
Bloomfield Hills,
MI
 TRUSTEE
---------------------------------------------------------------------------
Harold Berry          Managing Partner, Berry Investment            $19,200
Birth Date:           Company, Berry Enterprises, Berry
September 17, 1925    Ventures.
290 Franklin Center
29100 Northwestern
Highway
Southfield, MI
TRUSTEE
---------------------------------------------------------------------------
Nathan Forbes*        President, Forbes/Cohen Properties,           $19,200
Birth Date:           President and Partner, The Forbes
December 5, 1962      Company.
26580 Willowgreen
Drive
Franklin, MI
TRUSTEE
---------------------------------------------------------------------------
Harry J.              Chairman, Nederlander Enterprises             $19,200
Nederlander#
Birth Date:
September 5, 1917
74 E. Long Lake Road
--------------------
2nd Floor
Bloomfield Hills, MI
TRUSTEE
--------------------  ---------------------------------------  ------------
Thomas S. Wilson#     President and CEO of the Detroit              $19,200
Birth Date: October   Pistons; President and CEO, Palace
8, 1949               Sports Entertainment.
Two Championship
Drive
Auburn Hills, MI
TRUSTEE
---------------------------------------------------------------------------
Edward C. Gonzales    Trustee or Director of some of the                 $0
--------------------  Funds in the Federated Fund Complex;
Birth Date: October   President, Executive Vice President
22, 1930              and Treasurer of some of the Funds in
Federated Investors   the Federated Fund Complex; Vice
Tower                 Chairman, Federated Investors, Inc.;
1001 Liberty Avenue   Vice President, Federated Investment
Pittsburgh, PA        Management Company  and Federated
PRESIDENT             Investment Counseling, Federated
                      Global Investment Management Corp. and
                      Passport Research, Ltd.; Executive
                      Vice President and Director, Federated
                      Securities Corp.; Trustee, Federated
                      Shareholder Services Company.
----------------------------------------------------------------------------
Richard J. Thomas     Treasurer of the Federated Fund          ------------
Birth Date: June      Complex; Senior Vice President,                    $0
17, 1954              Federated Administrative Services;
Federated Investors   formerly: Vice President, Federated
Tower                 Administrative Services; held various
1001 Liberty Avenue   management positions within Funds
Pittsburgh, PA        Financial Services Division of
TREASURER             Federated Investors, Inc.
---------------------------------------------------------------------------
Jeffrey W. Sterling   Vice President - Funds Financial                   $0
Birth Date:           Services Division, Federated
February 5, 1947      Investors, Inc.; formerly: various
Federated Investors   management positions within Funds
Tower                 Financial Services Division of
1001 Liberty Avenue   Federated Investors, Inc.
Pittsburgh, PA
VICE PRESIDENT AND
ASSISTANT TREASURER
---------------------------------------------------------------------------
C. Grant Anderson     Corporate Counsel, Federated                       $0
--------------------  Investors, Inc.
Birth Date:
November 6, 1940
Federated Investors
Tower
1001 Liberty Avenue
Pittsburgh, PA
SECRETARY
----------------------------------------------------------------------------

INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the Funds.

The  Adviser  shall not be liable to the Trust or any Fund  shareholder  for any losses that  may be  sustained  in the  purchase,  holding,  or  sale of any  security  or for
anything  done  or  omitted  by  it,  except  acts  or  omissions   involving   willful
misfeasance,  bad faith, gross negligence,  or reckless disregard of the duties imposed upon it by its contract with the Trust.

Other Related Services
Affiliates  of  the  Adviser  may,  from  time  to  time,  provide  certain  electronic equipment and software to  institutional  customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

Code of Ethics Restrictions on Personal Trading

As required by SEC rules, the Funds, their Adviser and their Distributor have adopted codes of ethics.  These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees.  Although they do permit these people to trade in securities, including those that the Funds could buy, they also contain significant safeguards designed to protect the Funds and their shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

BROKERAGE TRANSACTIONS
When  selecting  brokers  and  dealers to handle  the  purchase  and sale of  portfolio instruments,  the  Adviser  looks for  prompt  execution  of the  order at a  favorable price.  The Adviser will  generally  use those who are  recognized  dealers in specific portfolio  instruments,  except when a better  price and  execution of the order can be obtained  elsewhere.  The Adviser may select  brokers and dealers based on whether they also offer research  services (as described  below).  In selecting among firms believed to meet these criteria,  the Adviser may give  consideration  to those firms which have sold  or  are  selling  Shares  of  the  Funds  and  other  funds  distributed  by  the
Distributor and its affiliates.  The Adviser makes decisions on portfolio  transactions and selects brokers and dealers subject to review by the Funds' Board.

   Research Services
Research   services  may  include  advice  as  to  the  advisability  of  investing  in
securities;   security  analysis  and  reports;  economic  studies;  industry  studies;
receipt of  quotations  for  portfolio  evaluations;  and  similar  services.  Research services  may be used by the Adviser in  advising  other  accounts.  To the extent that receipt  of  these  services  may  replace  services  for  which  the  Adviser  or  its affiliates  might  otherwise  have paid,  it would tend to reduce their  expenses.  The
Adviser and its affiliates  exercise  reasonable  business  judgment in selecting those brokers who offer brokerage and research services to execute  securities  transactions.
They  determine in good faith that  commissions  charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

For the fiscal  years ended April 30,  2001,  2000 and 1999,  the Equity Plus Fund paid total brokerage  commissions of $112,903,  $41,511 and $56,051,  respectively.  For the fiscal  years  ended  April 30,  2001,  2000,  and 1999,  the Small Cap Fund paid total
brokerage   commissions  of  $39,629,   $23,773  and  $37,216,   respectively  and  the
International Equity Fund paid brokerage  commissions of $54,264,  $36,279 and $43,448, respectively.

    Investment  decisions  for the Funds  are made  independently  from  those of other accounts  managed  by the  Adviser.  When the Funds  and one or more of those  accounts invests in, or disposes of, the same security,  available  investments or opportunities for sales will be allocated  among the Funds and the  account(s)  in a manner  believed by the Adviser to be equitable.

ADMINISTRATOR
Federated Administrative  Services, a subsidiary of Federated,  provides administrative personnel  and services  (including  certain legal and  financial  reporting  services)
necessary to operate the Funds.  Federated  Administrative  Services  provides these at the  following  annual rate of the average  aggregate  daily net assets of the Trust as specified below:

Maximum                   Average Aggregate Daily Net Assets of the
Administrative Fee        Trust
0.150 of 1%               on the first $250 million
0.125 of 1%               on the next $250 million
0.100 of 1%               on the next $250 million
0.075 of 1%               on assets in excess of $750 million
The administrative fee received during any fiscal year shall be at least  $50,000 per portfolio. Federated Administrative Services may voluntarily waive a portion of its fee and may reimburse the Funds for expenses.
---------------------------------------------------------------------------------------

Federated Administrative Services also provides certain accounting and recordkeeping services with respect to the Funds' portfolio investments for a fee based on the
Funds' assets plus out-of-pocket expenses.

CUSTODIAN
Michigan  National Bank,  Farmington Hills,  Michigan,  is custodian for the securities and cash of the Funds.  Under the  Custodian  Agreement,  Michigan  National Bank holds the Funds'  portfolio  securities in  safekeeping  and keeps all necessary  records and documents relating to its duties.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated  Services  Company,   through  its  registered   transfer  agent  subsidiary,
Federated  Shareholder Services Company,  maintains all necessary  shareholder records.
The  Funds  pay the  transfer  agent a fee  based on the  size,  type,  and  number  of accounts and transactions made by shareholders.

INDEPENDENT auditors
The  independent  auditors for the Funds,  KPMG LLP,  plans and performs their audit so that it may  provide  an opinion as to whether  the  Funds'  financial  statements  and financial highlights are free of material misstatements.

FEES PAID BY THE FUNDS FOR SERVICES
-------------------------------------------------------------------------------------------
                     Advisory Fee Paid/        Sub-Advisory Fee      Administrative Fee
Fund                 Advisory Fee Waived             Paid/                  Paid/
                                               Sub-Advisory Fee      Administrative Fee
                                                    Waived                 Waived
                                             ----------------------------------------------
                 --------------------------------------------------------------------------
                  For the fiscal year ended   For the fiscal year    For the fiscal year
                          April 30,                  ended                  ended
                                                   April 30,              April 30,
                 --------------------------------------------------------------------------
                 --------------------------------------------------------------------------
                   2001     2000     1999     2001   2000    1999    2001    2000    1999
-------------------------------------------------------------------------------------------
Equity Plus Fund $1,277,33$1,260,49$946,337/ $95,937$107,603$85,083$314,441/$312,859$241,610/$0
                 $319,332 $315,124 $259,906  $0     $0             $0       $0
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Small Cap Fund   $200,839/$169,653/$77,419/  $19,641$16,506/N/A    $50,000/ $50,000/$43,699/
                 $3,051   $0       $32,156   $0     $0             $10,442  $16,312 $34,504
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
International    $234,624/$198,536/$63,745/  $74,661$60,139 $16,359$50,000/ $50,000/$29,864/
Equity Fund      $70,475  $83,476  $63,745   $0     $0             $26,907  $37,201 $29,864
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
U.S. Government  $316,038/$359,790/$467,877/ $0     $0      $0     $50,000/ $51,051/$68,475/
Securities Fund  $225,741 $205,594 $273,903                        $5,527   $0      $0
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Fixed Income     $710,577/$669,504/$608,131/ N/A    N/A     N/A    $93,323/ $88,640/$82,964/
Fund             $426,354 $401,702 $372,219                        $0       $0      $0
-------------------------------------------------------------------------------------------

12b-1Fees

   For the fiscal  year ended April 30,  2001,  Class A Shares of Equity Plus Fund paid
$1,405 in 12b-1 fees and Class B Shares paid $35,977 in 12b-1 fees.

For the  fiscal  year  ended  April  30,  2001,  Class  B  Shares  of  U.S.  Government
Securities Fund paid $606 in 12b-1 fees.

Shareholder Services Fees

For the  fiscal  year ended  April 30,  2001,  Class B Shares of Equity  Plus Fund paid
$11,992 in shareholder services fees.

For the  fiscal  year  ended  April  30,  2001,  Class  B  Shares  of  U.S,  Government
Securities Fund paid $202 in shareholder services fees.

HOW DO THE FUNDS MEASURE PERFORMANCE?
=======================================================================================
The  Funds  may  advertise  Share  performance  by using the  Securities  and  Exchange
Commission's  (SEC)  standard  method for  calculating  performance  applicable  to all mutual  funds.  The SEC  also  permits  this  standard  performance  information  to be accompanied by non-standard performance information.

Share performance reflects the effect of non-recurring  charges,  such as maximum sales
charges,  which,  if  excluded,   would  increase  the  total  return  and  yield.  The
performance  of Shares  depends upon such  variables  as:  portfolio  quality;  average portfolio  maturity;  type and  value of  portfolio  securities;  changes  in  interest rates;  changes or  differences  in the Funds' or any class of  Shares'  expenses;  and various other factors.

Share  performance  fluctuates on a daily basis largely because net earnings  fluctuate daily.  Both net earnings and offering  price per Share are factors in the  computation of yield and total return.

   average Annual Total Returns,Yield, effective yield and tax equivalent yield

---------------------------------------------------------------------
FUNDS         Equity  Equity  Small     InternatioU.S.     U.S.
              Plus    Plus    Cap Fund  Equity    GovernmenGovernment
               Fund    Fund   Class A     Fund    SecuritieSecurities
              ------- Class B  Shares   Class A     Fund     Fund
              Class A Shares1            Shares   Class A   Class B
              Shares1                              Shares   Shares2
---------------------------------------------------------------------
   Average
Annual Total
   Return
   for the
  following
periods ended
  April 30,
    2001      N/A     (22.37)%0.50%     (18.20)%  5.61%    3.95%
  One Year    N/A     N/A     N/A       N/A       5.89%    N/A
 Five Years   (17.76)%(5.16)%(3.85% (c) 5.51% (d) 5.85%    5.22% (f)
    Since     (a)                                 (e)
  Inception
---------------------------------------------------------------------
---------------------------------------------------------------------
    Yield      0.00%   0.00%    0.00%     0.00%    4.59%     3.77%
   for the
   30-day
period ended
  April 30,
    2000
---------------------------------------------------------------------
Start of performance dates:  (a) May 23, 2000; (b) October 20, 1999; (c) June 22,
1998; (d) September 25, 1998; (e) January 11, 1993; (f) March 8, 2000.
1.    The Equity Plus Fund commenced operations on 9/25/1995, offering only one class of shares, which are now designated as Trust Shares.  The performance for Class A
Shares, reflecting performance of Trust Shares, recalculated to reflect the maximum
4.0% sales charge and the effect of a distribution (12b-1) fee imposed on Class A
Shares for the 1-year, 5-year and inception period (9/25/95) ended 4/30/01 were
(21.17)%_14.61%, and 16.73%, respectively.
     The performance for Class B Shares, reflecting performance of Trust Shares, recalculated to reflect the maximum 5.0% contingent deferred sales charge and the effect of a distribution (12b-1) fee and shareholder services fee imposed on Class B
Shares for the 5-year and inception period (9/25/95) ended 4/30/01 were 12.80% and
14.88%, respectively.

2.  The U.S. Government Securities Fund commenced operations on 1/11/1993, offering only one class of shares, which are now designated as A Shares.  The performance for
Class B Shares, reflecting performance of A Shares at net asset value, recalculated to reflect the maximum 5.0% contingent deferred sales charge and the effect of a distribution (12b-1) fee and shareholder services fee imposed on Class B Shares for the 5-year and inception period (1/11/93) ended 4/30/01 were 3.76% and 5.37%, respectively.

TOTAL RETURN

Total return  represents the change  (expressed as a percentage) in the value of Shares over a specific  period of time,  and  includes  the  investment  of income and capital gains distributions.

The average  annual  total return for Shares is the average  compounded  rate of return for a given  period  that  would  equate  a $1,000  initial  investment  to the  ending redeemable  value of that  investment.  The  ending  redeemable  value is  computed  by multiplying  the  number of Shares  owned at the end of the period by the NAV per Share at the end of the  period.  The  number  of  Shares  owned at the end of the  period is based on the number of Shares  purchased  at the  beginning  of the period with $1,000, less any applicable  sales charge,  adjusted over the period by any additional  Shares, assuming the annual reinvestment of all dividends and distributions.

When Shares of the Fund are in existence  for less than a year,  the Fund may advertise cumulative  total return for that specific period of time,  rather than annualizing the total return.

yield

The yield of Shares is  calculated  by  dividing:  (i) the net  investment  income  per
Share earned by the Shares over a 30-day  period;  by (ii) the maximum  offering  price per  Share  on the  last  day of the  period.  This  number  is then  annualized  using semi-annual  compounding.  This means that the  amount of income  generated  during the
30-day  period is assumed  to be  generated  each  month over a 12-month  period and is reinvested  every six months.  The effective  yield is calculated  by  compounding  the unannualized  base-period return by: adding one to the base-period return,  raising the sum to the  365/7th  power;  and  subtracting  one  from  the  result.  The  yield  and effective  yield do not  necessarily  reflect income  actually earned by Shares because of certain  adjustments  required by the SEC and,  therefore,  may not correlate to the dividends or other distributions paid to shareholders.

To the extent  investment  professionals and  broker/dealers  charge fees in connection with  services  provided  in  conjunction  with an  investment  in  Shares,  the  Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o     references to ratings,  rankings,  and financial  publications and/or performance comparisons of Shares to certain indices;

o     charts,  graphs  and  illustrations  using the  Funds'  returns,  or  returns  in general,  that  demonstrate  investment  concepts such as  tax-deferred  compounding, dollar-cost averaging and systematic investment;

o     discussions of economic,  financial and political  developments  and their impact on the  securities  market,  including  the  portfolio  manager's  views  on how such developments could impact the Funds; and

o     information  about the mutual fund industry  from sources such as the  Investment
  Company Institute.

The Funds may compare their  performance,  or  performance  for the types of securities in which they invest, to a variety of other  investments,  including  federally insured bank  products such as bank savings  accounts,  certificates  of deposit,  and Treasury bills.

The Funds may quote  information from reliable sources regarding  individual  countries and regions, world stock exchanges, and economic and demographic statistics.

You may use  financial  publications  and/or  indices to obtain a more complete view of
Share  performance.  When  comparing  performance,  you should  consider  all  relevant factors  such as the  composition  of the index  used,  prevailing  market  conditions, portfolio  compositions of other funds, and methods used to value portfolio  securities and compute offering price. The financial  publications  and/or indices which the Funds use in advertising may include:

EQUITY FUNDS

o     Standard  & Poor's  Composite  Index of 500  Stocks,  Standard & Poor's 100 Index
  and Standard & Poor's SmallCap 600 Composite  Stock Price Index,  which are composite indices  of common  stocks in  industry,  transportation,  and  financial  and public utility  companies,  can be compared to the total  returns of funds whose  portfolios are invested  primarily in common stocks. In addition,  the Standard & Poor's indices assume  reinvestment  of all dividends paid by stocks listed on the index.  Taxes due on any of these  distributions  are not  included,  nor are  brokerage  or other fees calculated in Standard & Poor's figures.

o     Lipper  Analytical  Services,  Inc.  ranks funds in various  fund  categories  by making  comparative  calculations  using  total  return.  Total  return  assumes  the reinvestment of all capital gains  distributions  and income dividends and takes into account  any change in the  maximum  offering  price over a specific  period of time.
  From time to time, a Fund will quote its Lipper  ranking and category in  advertising and sales literature.

o     Morningstar,  Inc. is an  independent  rating  service,  is the  publisher of the
  bi-weekly   Mutual  Fund   Values.   Mutual   Fund  Values   rates  more  than  1,000
  NASDAQ-listed  mutual funds of all types,  according to their risk-adjusted  returns.
  The maximum rating is five stars, and ratings are effective for two weeks.

o     Morgan  Stanley  Capital  International  EAFE  Index  is  an  arithmetic,  market value-weighted  average  of the  performance  of over 1,000  securities  on the stock exchanges of countries in Europe, Australia and the Far East.

o     Morgan  Stanley  Capital  International  Europe  Index is an  unmanaged  index of common stocks that includes fourteen countries throughout Europe.

o     Morgan  Stanley  Capital  International  Japan  Index  is an  unmanaged  index of common stocks.

o     Morgan  Stanley  Capital  International  World  Index  is an  arithmetic,  market value-weighted  average of the  performance  of over 1,470  securities  listed on the stock  exchanges  of  countries in Europe,  Australia,  the Far East,  Canada and the
  United States.

BOND FUNDS

o     Lipper  Analytical  Services,  Inc.  ranks funds in various  fund  categories  by making  comparative  calculations  using  total  return.  Total  return  assumes  the reinvestment of all capital gains  distributions  and income dividends and takes into account  any change in net asset value over a specific  period of time.  From time to time,  a Fund  will  quote  its  ranking  from  its  respective  Lipper  category  in advertising and sales literature.

o     Morningstar,  Inc.,  an  independent  rating  service,  is the  publisher  of the bi-weekly  Mutual  Fund  Values.  Mutual  Fund  Values  rates more than 1,000  NASDAQ listed  mutual funds of all types,  according  to their  risk-adjusted  returns.  The maximum rating is five stars, and ratings are effective for two weeks.

o     Lehman  Brothers  Government  Bond Index is an unmanaged  index  comprised of all publicly  issued,  non-convertible  domestic  debt  of the  U.S.  government,  or any agency  thereof,  or any  quasi-federal  corporation and of corporate debt guaranteed by the  U.S.  government.  Lehman  Brothers  Government/Corporate  (Total)  Index  is
  comprised  of  approximately  5,000  issues  which  include:   non-convertible  bonds
  publicly issued by the U.S.  government or its agencies;  corporate bonds  guaranteed by the U.S.  government and quasi-federal  corporations;  and publicly issued,  fixed rate,  non-convertible  domestic  bonds of companies in industry,  public  utilities, and finance.  The average maturity of these bonds  approximates  nine years.  Tracked by Lehman Brothers,  the index  calculates total returns for one-month,  three-month, twelve-month, and ten-year periods and year-to-date.

o     Merrill  Lynch  U.S.  Treasury/Agency  Master  Index  is an  index  comprised  of long-term bonds publicly issued by the U.S. government or its agencies.

o     Merrill  Lynch 1-10  Years  U.S.  Corporate/Government  Bond  Index  tracks  U.S.
  government securities with maturities between 1 and 9.99 years.

o     Lehman  Brothers  Intermediate  Government/Corporate  Bond Index is an  unmanaged index  comprised  of all the bonds  issued by the U.S.  Government  its  agencies and instrumentalities  and corporations with maturities  between 1 and 9.99 years.  Total return is based on price  appreciation/depreciation  and  income as a  percentage  of the original investment. Indices are rebalanced monthly by market capitalization.

o     Lehman  Brothers  Seven Year State General  Obligation  Bond Index is an index of general obligation bonds rated Baa or better with 6-8 years to maturity.

FINANCIAL INFORMATION
=======================================================================================
   The  Financial  Statements  for the Funds for the fiscal year ended April 30,  2001, are  incorporated  herein by reference  to the Annual  Reports to  Shareholders  of the
Independence One Mutual Funds dated April 30, 2001.

INVESTMENT RATINGS
=======================================================================================

Standard & Poor's Short-Term Municipal Obligation Ratings

A Standard & Poor's (S&P) note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign
(+) designation.

SP-2--Satisfactory capacity to pay principal and interest.

Variable Rate Demand Notes (VRDNs) And Tender Option Bonds (TOBs) Ratings

S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating)
addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-1+, AA/A-1+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)

Commercial Paper (CP) Ratings

An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory.
However, the relative degree of safety is not as high as for issues designated A-1.

Long-Term Debt Ratings

AAA--Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

Moody's Investors Service, Short-Term Municipal Obligation Ratings

Moody's Investor Service (Moody's) short-term ratings are designated Moody's
Investment Grade (MIG or VMIG). (See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

Variable Rate Demand Notes (VRDNs) And Tender Option Bonds (TOBs) Ratings

Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.

Commercial Paper (CP) Ratings

P-1--Issuers rated P-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. P-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2--Issuers rated P-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Long-Term Debt Ratings

Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged."
Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards.
Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated AAA by S&P or Aaa by Moody's.

NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated AA by
S&P or Aa by Moody's.

NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated A by
S&P or Moody's.

Fitch IBCA, Inc. Short-Term Debt Rating Definitions

F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated F-1+.

F-2--Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

Standard & Poor's Long-Term Debt Rating Definitions

BB--Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt  subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC--Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B rating.

CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

Moody's Investors Service  Long-Term Bond Rating Definitions

AAA--Bonds which are rated AAA are judged to be of the best quality. They carry  the smallest degree of investment risk and are generally referred to as gilt edged.
Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA--Bonds which are rated AA are judged to be of high quality by all standards.
Together with the AAA group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA--Bonds which are rated BAA are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.
Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA--Bonds which are BA are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA--Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA--Bonds which are rated CA represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds which are rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch IBCA, Inc. Long-Term Debt Rating Definitions

AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate.
Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C--Bonds are imminent default in payment of interest or principal.

Moody's Investors Service Commercial Paper Ratings

P-1--Issuers rated P-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. P-1 repayment capacity will normally be evidenced by the following characteristics:

o     Leading market positions in well-established industries;

o     High rates of return on funds employed;

o     Conservative capitalization structure with moderate reliance on debt and ample asset protection;

o     Broad margins in earning coverage of fixed financial charges and high internal cash generation; and

o     Well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2--Issuers rated P-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject  to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Standard & Poor's Commercial Paper Ratings

A-1--This designation indicates that the degree of safety regarding timely  payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory.
However, the relative degree of safety is not as high as for issues designated A-1.

Fitch IBCA, Inc. Commercial Paper Rating Definitions

FITCH-1--(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

FITCH-2--(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

40

ADDRESSES

independence one mutual funds
5800 Corporate Drive
Pittsburgh, PA 15237-7010

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

   Investment Adviser
Independence One Capital Management Corporation
27777 Inkster Road
Mail Code 10-30
Farmington Hills, MI 48333-9065

Investment Sub-Advisers:

Equity Plus Fund and Small Cap Fund
Sosnoff Sheridan Weiser Corporation
3304 North Lincoln
Chicago, IL 60657

International Equity Fund
ABN AMRO Asset Management (USA), LLC
208 S. LaSalle Street, 4th floor
Chicago, IL, 60604

Custodian
Michigan National Bank
27777 Inkster Road
Mail Code 10-30
Farmington Hills, MI 48333-9065

Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Auditors
KPMG LLP
99 High Street
Boston, MA 02110-2371

                                                                        Cusip 453777799
                                                                        Cusip 453777823
                                                                        Cusip 453777831
                                                                        Cusip 453777849
                                                                        Cusip 453777815
                                                                        Cusip 453777807
                                                                        Cusip 453777781
                                                                        Cusip 453777773

Prospectus

[Image Appears Here]

Independence One®

Mutual Funds

Independence One® Mutual Funds offers eight portfolios, including three equity funds, two bond funds and three money market funds.


Independence One Equity Plus Fund
Trust Shares

Independence One Small Cap Fund
Class A Shares

Independence One International Equity Fund
Class A Shares

Independence One U.S. Government Securities Fund
Class A Shares

Independence One Fixed Income Fund
Trust Shares


June 30, 2001

[Logo of Independence One]

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense. For more information about any of the Independence One® Mutual Funds, please call 800-334-2292 for a prospectus, which should be read carefully before investing.

Independence One® Mutual Funds

[Image Appears Here]

Contents

Fund Goals, Strategies, Performance and Risk	1
Principal Risks of the Funds	4
What are the Funds’ Fees and Expenses?	10
Principal Securities in Which the Funds Invest	12
Specific Risks of Investing in the Funds	19
What do Shares Cost?	22
How are the Funds Sold?	23
How to Purchase Shares	24
How to Redeem and Exchange Shares	26
Account and Share Information	29
Who Manages the Funds?	30
Financial Information	32

Fund Goals, Strategies, Performance and Risk

  [Image Appears Here]

The following describes the investment goals, strategies, and principal risks of the Independence One Equity Plus Fund, Independence One Small Cap Fund and Independence One International Equity Fund (combined the “Equity Funds”) and Independence One U.S. Government Securities Fund and Independence One Fixed Income Fund (combined the “Bond Funds”). There can be no assurance that a Fund will achieve its goal.

Independence One Equity Plus Fund

Goal: Seeks to provide total return.

The Fund’s total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities. The Fund expects that capital appreciation will comprise the largest component of its total return.


Strategy: The Fund pursues its investment objective by investing in the common stocks that comprise the Standard & Poor’s Composite Stock Price Index (“S&P 100”), in an effort to provide investment results that correspond to or exceed the aggregate price and dividend performance of the S&P 100.


The S&P 100 is a market capitalization-weighted index of 100 common stocks from a broad range of industries. The S&P 100 provides a measure of overall large company performance because the stocks selected for inclusion tend to be the leading companies in leading industries in the U.S. economy. Selection criteria include total market value of an issuer’s outstanding shares (market capitalization), trading activity and liquidity of the issuer’s shares, and the issuer’s financial and operating soundness.

Normally at least 80% of the Fund’s assets will be invested to correspond as closely as possible to the relative weighting of the S&P 100 in order to attempt to achieve a high degree of correlation between the performance of the Fund’s portfolio and that of the S&P 100. The remaining 20% of the Fund’s assets will normally also be invested in stocks that are included in the S&P 100, but the Fund’s position in such stocks may be greater (overweighted) compared to such stocks’ weightings in the S&P 100. These weightings will be determined by the Fund’s Adviser and Sub-Adviser in an effort to exceed the total return performance of the S&P 100.

Independence One Small Cap Fund

Goal: Seeks to provide total return.

The Fund’s total return will consist of two components: (1) changes in the market value of its portfolio securities (both realized and unrealized appreciation); and (2) income received from its portfolio securities. The Fund expects that capital appreciation will comprise the largest component of its total return.


Strategy: The Fund pursues its investment objective by investing at least 80% of its assets in a representative sample of common stocks comprising the S&P SmallCap 600 Index (“S&P SmallCap 600”), in an effort to provide investment results that correspond to or exceed the aggregate price and dividend performance of the S&P SmallCap 600.


The S&P SmallCap 600 is a market capitalization-weighted index of 600 common stocks from a variety of economic sectors and industrial groups. Selection criteria include total market capitalization of an issuer’s outstanding shares (market capitalization), market size, trading activity and liquidity of the issuer’s shares, the issuer’s financial and operating soundness, industry representation and public ownership.

The Fund’s Adviser and Sub-Adviser invest the Fund’s holdings in approximately 200 of the stocks that comprise the S&P SmallCap 600. The stocks selected may generally meet one or more of the following criteria: (i) a history of beta (price volatility) similar to the average beta of all stocks in the index; (ii) a price that is equal to or greater than that of the average index stock’s price; and (iii) a total capitalization equal to or greater than the average index stock’s capitalization. The Adviser believes that the stock selection process will help focus the Fund’s holding in stocks that are relatively more liquid and that can be bought and sold with relatively lower transaction costs.

Independence One International Equity Fund

Goal: Seeks to provide total return.


Strategy: The Fund invests at least 80% of its assets in common stocks and other equity securities of foreign companies. The Fund seeks to approximate or exceed the performance of the Morgan Stanley Capital International Europe, Australia and Far East Accumulation Index (the “MSCI-EAFE Index”) (net) in U.S. dollars over a rolling three-year period. The Fund focuses on developed countries in Europe, Australia and the Far East. The Fund’s Sub-Adviser diversifies the Fund’s investments across a number of foreign countries and seeks securities of companies with above average growth potential and/or consistent earnings. In selecting these companies, the Adviser performs a fundamental analysis of the issuer, focusing on the issuer’s historical and projected future growth of revenue and earnings. The Sub-Adviser adjusts the Fund’s portfolio in response to changing growth scenarios for various industry sectors and regions. The Sub-Adviser intends to diversify the Fund’s investments among various foreign countries (in any case, not less than three) in an effort to reduce risks.

The Fund has an investment goal of total return. Total return is a combination of income, from dividends or interest, and capital appreciation, which results from an increase in the value of a security (called unrealized appreciation) or from selling a security for more than its cost (called realized appreciation). It is expected that capital appreciation will comprise the largest component of total return. As a result, in market conditions that favor funds that focus on income, the Fund may not be able to achieve the same level of total return as other mutual funds. For the Fund, income is typically incidental.


Independence One U.S. Government Securities Fund

Goal: Seeks to provide high current income.

Strategy: The Fund pursues its investment objective by investing only in U.S. Treasury and government agency securities. U.S. government securities are subject to varying levels of backing as to payment of principal and interest by the United States. In addition to seeking high current income relative to fixed income funds with shorter average durations than that of the Fund, the Fund’s portfolio will be managed in an effort to seek total return which includes both changes in the principal value of the Fund’s portfolio and interest income earned. Accordingly, the Fund’s Adviser does not select securities purely to maximize the current yield of the Fund.

In an effort to manage the Fund’s current income and total performance, the Adviser attempts to anticipate the opportunities and risks of changes in market interest rates. When the Adviser expects that market interest rates may decline, it may extend the average duration of the Fund’s portfolio, and when, in the Adviser’s judgment, market interest rates may rise, it may shorten the average duration of the Fund. Duration measures the price sensitivity of a fixed income security to changes in interest rates. Generally, the Adviser will limit the Fund’s duration to fall within a four to seven year range.

The Adviser may also attempt to improve the Fund’s total return by weighing the relative value of different types of U.S. government securities having similar maturities in selecting portfolio securities.

Independence One Fixed Income Fund

Goal: Seeks to provide total return.

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Strategy: The Fund pursues its investment objective by investing at least 80% of its assets in a diversified portfolio of fixed income securities consisting primarily of corporate obligations rated A or higher by a nationally recognized statistical rating organization (“NRSRO”); U.S. government securities; and mortgage backed and asset backed securities.

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The Fund will attempt to deliver share price and/or income performance in excess of the bond market in general as measured by such broad indices as the Merrill Lynch 1-10 Years U.S. Corporate/Government Bond Index. The Fund currently expects to maintain an average dollar-weighted maturity of between three and eight years, although securities of longer or shorter maturities may be purchased.

In an effort to manage the Fund’s total return, the Adviser attempts to anticipate the opportunities and risks of changes in market interest rates. When the Adviser expects that market interest rates may decline, it may extend the average maturity of the Fund’s portfolio, and when, in the Adviser’s judgment, market interest rates may rise, it may shorten the average maturity of the Fund. The Adviser may also attempt to improve the Fund’s total return by weighing the relative value of the various types of fixed income securities having similar maturities in selecting portfolio securities.

Principal Risks of the Funds

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In addition to the risks set forth below that are specific to an investment in a particular Fund, there are risks common to all mutual funds.

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For example, a Fund’s share price may decline and an investor could lose money. Also, there is no assurance that a Fund will achieve its investment objective. The Shares offered by this prospectus are not deposits or obligations of any bank and are not endorsed or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risks	Equity Plus Fund	Small Cap Fund	International Equity Fund	U.S. Government Securities Fund	Fixed Income Fund
Stock Market Risks [1]	*	*	*
Currency Risks [2]			*
Risks Related to Investing for Value [3]			*
Risks Related to Investing for Growth [4]			*
Risks Related to Company Size [5]		*
Risks of Foreign Investing [6]			*
Credit Risks [7]					*
Interest Rate Risks [8]				*	*
Call Risks [9]					*
Prepayment Risks [10]				*	*

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1	The value of equity securities rise and fall.
2	Exchange rates for currencies fluctuate daily.
3	Value stocks depend less on price changes for returns and may lag behind growth stocks in an up market.
4	Growth stocks depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks.
5	The smaller the capitalization of a company, the less liquid its stock and the more volatile its price.
6	Foreign economic, political or regulatory conditions may be less favorable than those of the United States.
7	The possibility that an issuer will default on a security by failing to pay interest or principal when due.
8	Prices of fixed income securities rise and fall in response to interest rate changes. Interest rate changes have a greater effect on the price of fixed income securities with longer durations.
9	An issuer may redeem a fixed income security before maturity at a price below its current market price.
10	The relative volatility of mortgage backed securities is due to the likelihood of prepayments which increase in a declining interest rate environment and decrease in a rising interest rate environment.

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Independence One Equity Plus Fund
Risk/Return Bar Chart and Table

[Graphic Representation Omitted -- See Appendix]

The bar chart shows the variability of the Fund’s Trust Shares total returns on a calendar year-end basis.

The Fund’s Trust Shares are not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value.

The Fund’s Trust Shares total return for the three-month period from January 1, 2001 to March 31, 2001 was (14.37)%.

Within the period shown in the Chart, the Fund’s Trust Shares highest quarterly return was 22.05% (quarter ended December 31, 1998). Its lowest quarterly return was (10.63)% (quarter ended September 30, 1998).

Average Annual Total Return Table

The following table represents the Fund’s Trust Shares Average Annual Total Returns for the calendar periods ending December 31, 2000. The table shows the Fund’s total returns averaged over a period of years relative to the Standard & Poor’s 100 Composite Stock Price Index (S&P 100), a broad-based market index. Please see the Fund’s Strategies for a definition of the S&P 100. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

Calendar Period	Trust Shares	S&P 100
1 Year	(12.85)%	(12.61)%
5 Year	19.25%	20.27%
Start of Performance [1]	19.59%	20.56%

1 The Fund’s Trust Shares start of performance date was September 25, 1995.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

Independence One Small Cap Fund
Risk/Return Bar Chart and Table

[Graphic Representation Omitted -- See Appendix]

The bar chart shows the variability of the Fund’s total returns on a calendar year-end basis.

The total returns displayed for the Fund do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund’s total return for the three-month period from January 1, 2001 to March 31, 2001 was (8.69)%.

Within the period shown in the Chart, the Fund’s highest quarterly return was 13.19% (quarter ended December 31, 1999). Its lowest quarterly return was (7.60%) (quarter ended March 31, 1999).

Average Annual Total Return Table

The following table represents the Fund’s Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2000. The table shows the Fund’s total returns averaged over a period of years relative to the Standard & Poor’s Small Cap 600 Composite Stock Price Index (S&P 600), a broad-based market index. Please see the Fund’s Strategies for a definition of the S&P 600. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

Calendar Period	Fund	S&P 600
1 Year	6.62%	11.81%
Start of Performance [1]	5.43%	8.04%

1 The Fund’s start of performance date was June 22, 1998.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

Independence One International Equity Fund
Risk/Return Bar Chart and Table

[Graphic Representation Omitted -- See Appendix]

The bar chart shows the variability of the Fund’s total returns on a calendar year-end basis.

The total returns displayed for the Fund do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund’s total return for the three-month period from January 1, 2001 to March 31, 2001 was (13.93)%.

Within the period shown in the Chart, the Fund’s highest quarterly return was 12.35% (quarter ended December 31, 1999). Its lowest quarterly return was (8.53)% (quarter ended September 30, 2000).

Average Annual Total Return Table

The following table represents the Fund’s Average Annual Total Returns, reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2000. The table shows the Fund’s total returns averaged over a period of years relative to the Morgan Stanley Capital International EAFE Index (MSCI-EAFE), a broad-based market index. The MSCI-EAFE is a market capitalization weighted foreign securities index, which is widely used to measure performance of European, Australian, New Zealand and Far Eastern stock markets. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

Calendar Period	Fund	MSCI-EAFE
1 Year	(17.36)%	(14.17)%
Start of Performance [1]	9.78%	11.31%

1 The Fund’s start of performance date was September 25, 1998.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

Independence One U.S. Government Securities Fund
Risk/Return Bar Chart and Table

[Graphic Representation Omitted -- See Appendix]

The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-end basis.

The total returns displayed for the Fund’s Class A Shares do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Fund’s total return for the three-month period from January 1, 2001 to March 31, 2001 was 1.93%.

Within the period shown in the Chart, the Fund’s Class A Shares highest quarterly return was 6.17% (quarter ended June 30, 1995). Its lowest quarterly return was (2.38)% (quarter ended March 31, 1996).

Average Annual Total Return Table

The following table represents the Fund’s Class A Shares Average Annual Total Returns reduced to reflect applicable sales charges, for the calendar periods ended December 31, 2000. The table shows the Fund’s total returns averaged over a period of years relative to the Merrill Lynch U.S. Treasury/Agency Master Index (MLUSTA), a broad based market index. The MLUSTA is an unmanaged index tracking U.S. government securities. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

Calendar Period	Class A Shares	MLUSTA
1 Year	8.37%	13.11%
5 Years	5.04%	6.50%
Start of Performance [1]	5.98%	7.13%

1 The Fund’s Class A Shares start of performance date was January 11, 1993.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

Independence One Fixed Income Fund
Risk/Return Bar Chart and Table

[Graphic Representation Omitted -- See Appendix]

The bar chart shows the variability of the Fund’s Trust Shares total returns on a calendar year-end basis.

The Fund’s Trust Shares are not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value.

The Fund’s total return for the three-month period from January 1, 2001 to March 31, 2001 was 2.98%.

Within the period shown in the Chart, the Fund’s Trust Shares highest quarterly return was 4.27% (quarter ended September 30, 1998). Its lowest quarterly return was (0.97)% (quarter ended March 31, 1996).

Average Annual Total Return Table

The following table represents the Fund’s Trust Shares Average Annual Total Returns for the calendar periods ended December 31, 2000. The table shows the Fund’s total returns averaged over a period of years relative to the Merrill Lynch 1-10 Year U.S. Corporate/Government Bond Index (ML1-10USCG), a broad based market index. The ML1-10USCG tracks U.S. government securities between 1 and 9.99 years. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

Calendar Period	Trust Shares	ML1-10USCG
1 Year	8.42%	10.12%
5 Year	5.31%	6.14%
Start of Performance [1]	5.63%	6.48%

1 The Fund’s Trust Shares start of performance date was October 23, 1995.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

What are the Funds’ Fees and Expenses?

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Independence One® Equity Funds

This table describes the fees and expenses that you may pay if you buy and hold Trust Shares of the Equity Plus Fund, and Class A Shares of the Small Cap Fund and the International Equity Fund.

Shareholder Fees Fees Paid Directly from Your Investment	Equity Plus Fund Trust Shares	Small Cap Fund Class A	International Equity Fund Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	4.00%*	4.00%*
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None
Exchange Fee	None	None	None
Annual Fund Operating Expenses (Before Waivers)[1] Expenses That are Deducted From Fund Assets (as percentage of average net assets)
Management Fee [2]	0.40%	0.50%	1.00%
Distribution (12b-1) Fee	None	None	None
Shareholder Servicing Fee	None	None	None
Other Expenses [3]	0.21%	0.51%	0.93%
Total Annual Fund Operating Expenses	0.61%	1.01%	1.93%
* See “Sales Charge When You Purchase.”
1 Although not contractually obligated to do so, the Adviser waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ending April 30, 2001.
Total Waiver of Fund Expenses	0.10%	0.03%	0.41%
Total Annual Fund Operating Expenses (after waiver)	0.51%	0.98%	1.52%
2 The Adviser voluntarily waived a portion of the management fee. The management fees the Equity Plus Fund and the International Equity Fund actually paid (after the voluntary waiver) was 0.30% and 0.70%, respectively, for the fiscal year ended April 30, 2001.
3 The administrator for the Small Cap Fund and the International Equity Fund voluntarily reduced certain operating expenses of the Funds. These voluntary reductions can be terminated at any time. Total other expenses actually paid by the funds (after the voluntary reductions) were 0.48% and 0.82%, respectively, for the fiscal year ended April 30, 2001.

Independence One Bond Funds

This table describes the fees and expenses that you may pay if you buy and hold Class A Shares of the U.S. Government Securities Fund and Trust Shares of the Fixed Income Fund.

Shareholder Fees Fees Paid Directly From Your Investment	U.S. Government Securities Fund Class A Shares	Fixed Income Fund Trust Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.00%*	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None
Exchange Fee	None	None
Annual Fund Operating Expenses (Before Waivers) [1] Expenses That are Deducted From Fund Assets (as percentage of average net assets)
Management Fee [2]	0.70%	0.75%
Distribution (12b-1) Fee	None	None
Shareholder Servicing Fee	None	None
Other Expenses	0.52%	0.30%
Total Annual Fund Operating Expenses	1.22%	1.05%
* See “Sales Charge When You Purchase.”
1 Although not contractually obligated to do so, the Adviser waived certain amounts. These are shown below along with the net expenses the Funds actually paid for the fiscal year ended April 30, 2001.
Total Waiver of Fund Expenses	0.51%	0.45%
Total Annual Fund Operating Expenses (after waivers)	0.71%	0.60%
2 The Adviser voluntarily waived a portion of the management fee. The Adviser may terminate this voluntary waiver at any time. The management fee paid by the U.S. Government Securities Fund and the Fixed Income Fund (after the voluntary waiver) was 0.20% and 0.30%, respectively, for the fiscal year ended April 30, 2001.
3 The administrator for the U.S. Government Securities Fund voluntarily reduced certain operating expenses of the Fund. These voluntary reductions can be terminated at any time. Total other expenses actually paid by the U.S. Government Securities Fund (after the voluntary reductions) were 0.51% for the fiscal year ended April 30, 2001.

Example

This Example is intended to help you compare the cost of investing in each of the Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in each of the Funds for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each of the Funds’ operating expenses are before waivers as shown in the Table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Equity Plus Fund Trust Shares	Small Cap Fund Class A Shares	International Equity Fund Class A Shares	U.S. Government Securities Fund Class A Shares	Fixed Income Fund Trust Shares
1 Year	$62	$499	$588	$519	$107
3 Years	$195	$709	$982	$772	$334
5 Years	$340	$936	$1,400	$1,044	$579
10 Years	$762	$1,587	$2,564	$1,818	$1,283

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Principal Securities in Which the Funds Invest

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Equity Securities

The Equity Funds invest in equity securities. Equity securities represent a share of an issuer’s earnings and assets, after the issuer pays its liabilities. The Funds cannot predict the income they will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer’s business.

The following describes the principal types of equity securities in which the Equity Funds may invest.

Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer’s earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer’s earnings may influence the value of its common stock.

Foreign Securities

The foreign securities held by the International Equity Fund are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

  it is organized under the laws of, or has a principal office located in, another country;
  the principal trading market for its securities is in another country; or
  it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

Depositary Receipts

Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts held by the International Equity Fund are not traded in the same market as the underlying security. The foreign securities underlying American Depositary Receipts (ADRs) are not traded in the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary Receipts (IDRs), are traded globally or outside the United States. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing.

Foreign Exchange Contracts

In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the International Equity Fund may enter into spot currency trades. In a spot trade, a Fund agrees to exchange one currency for another at the current exchange rate. A Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease a Fund’s exposure to currency risks.

Derivative Contracts

Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, a Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

A Fund may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how a Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease the Fund’s exposure to market and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

International Equity Fund may principally trade in the following types of derivative contracts:

Futures Contracts

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset.

International Equity Fund may principally buy/sell the following types of futures contracts: stock index futures and foreign currency forward contracts.

Hedging

Small Cap Fund and International Equity Fund may use hedging as a principal strategy. Hedging transactions are intended to reduce specific risks. For example, to protect a Fund against circumstances that would normally cause a Fund’s portfolio securities to decline in value, a Fund may buy or sell a derivative contract that would normally increase in value under the same circumstances. A Fund may also attempt to hedge by using combinations of different derivatives contracts, or derivatives contracts and securities. A Fund’s ability to hedge may be limited by the costs of the derivatives contracts. A Fund may attempt to lower the cost of hedging by entering into transactions that provide only limited protection, including transactions that (1) hedge only a portion of its portfolio, (2) use derivatives contracts that cover a narrow range of circumstances or (3) involve the sale of derivatives contracts with different terms. Consequently, hedging transactions will not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses and losses to a Fund.

Fixed Income Securities

The Bond Funds invest in fixed income securities. Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer’s earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security’s yield measures the annual income earned on a security as a percentage of its price. A security’s yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the principal types of fixed income securities in which the Bond Funds may invest.

Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

The Funds treat mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the market and prepayment risks of these mortgage backed securities.

Corporate Debt Securities

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. A Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Commercial Paper

The Fixed Income Fund may invest in commercial paper. Commercial paper is an issuer’s obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.

Demand Instruments

Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Funds treat demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

Mortgage Backed Securities

The mortgage backed securities which may be held by the Fixed Income Fund represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

Collateralized Mortgage Obligations (CMOs)

CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. The Fixed Income Fund will only invest in CMOs which, at the time of purchase, are rated AAA by a NRSRO or are of comparable quality as determined by the Adviser, and which may be: (a) collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government; (b) collateralized by pools of mortgages in which payment of principal and interest is guaranteed by the issuer and such guarantee is collateralized by U.S. government securities; or (c) collateralized by pools of mortgages without a government guarantee as to payment of principal and interest, but which have some form of credit enhancement. This creates different prepayment and interest rate risks for each CMO class.

Sequential CMOs

In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes. The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which is difficult to predict and will vary among pools.

Asset Backed Securities

The Fixed Income Fund may invest in asset backed securities. Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of notes or pass through certificates. Asset backed securities have prepayment risks.

Credit Enhancement

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based in part upon its credit enhancement.

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Certain of the Fixed Income Fund’s investments may be credit enhanced. Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to the security’s holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

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Special Transactions

Repurchase Agreements

Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting a Fund’s return on the transaction. This return is unrelated to the interest rate on the underlying security. A Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund’s custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

Temporary Defensive Investments

A Fund may temporarily depart from its principal investment strategies by investing its assets in cash, cash items, and shorter-term, higher-quality debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause a Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.

Portfolio Turnover

The Funds may actively trade their portfolio securities in an attempt to achieve their investment objective. Active trading will cause a Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases a Fund’s trading costs and may have an adverse impact on a Fund’s performance.

Specific Risks of Investing in the Funds

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Stock Market Risks

  The value of equity securities in the Equity Funds’ portfolios will rise and fall. These fluctuations could be a sustained trend or a drastic movement. Each Fund’s portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, a Fund’s share price may decline.
  The Adviser attempts to manage market risk by limiting the amount a Fund may invest in each company’s equity securities. However, diversification will not protect a Fund against widespread or prolonged declines in the stock market.

Currency Risks

  Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.

Risks Related to Investing for Value

  Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

Risks Related to Investing for Growth

  Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

Risks Related to Company Size

  Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.
  Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Risks of Foreign Investing

  Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.
  Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than U.S. companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent a Fund and its Adviser/Sub-Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.
  Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of a Fund’s investments.

Credit Risks

  Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.
  Many fixed income securities receive credit ratings from services such as Standard & Poor’s and Moody’s Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Adviser’s credit assessment.
  Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.
  Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent a Fund from selling or buying other securities to implement its investment strategy.

Interest Rate Risks

  Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.
  Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Call Risks

  Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.
  If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Prepayment Risks

  Unlike traditional fixed income securities, which may pay a fixed rate of interest until maturity, when the entire principal amount is due, payments on mortgage backed securities include both interest and a partial payment of principal. This partial payment of principal may be comprised of a scheduled principal payment as well as an unscheduled payment from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled payments of principal can adversely affect the price and yield of mortgage backed securities held by a Fund. For example, during periods of declining interest rates, prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds at the lower interest rates then available. In addition, like other interest-bearing securities, the values of mortgage backed securities generally fall when interest rates rise.
  Since rising interest rates generally result in decreased prepayments of mortgage backed securities, this could cause mortgage securities to have greater average lives than expected and their value may decline more than other fixed income securities. Conversely, when interest rates fall, their potential for capital appreciation is limited due to the existence of the prepayment feature.
  Generally, mortgage backed securities compensate for greater prepayment risk by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the security to decline. Spreads generally increase in response to adverse economic or market conditions.

What Do Shares Cost?

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You can purchase, redeem, or exchange Shares any day the New York Stock Exchange (NYSE) is open. Shares of the Fund are sold at net asset value (NAV). When the Fund receives your transaction request in proper form (as described in this Prospectus), it is processed at the next calculated NAV plus any applicable front-end sales charge (public offering price).

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If the International Equity Fund purchases foreign securities that trade in foreign markets on days the NYSE is closed, the value of the Fund’s assets may change on days you cannot purchase or redeem Shares.

Investors who purchase, redeem or exchange through a financial intermediary may be charged a service fee by that financial intermediary. Financial intermediaries are authorized to accept purchase and redemption orders from their customers on behalf of the Funds. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Funds generally value equity securities according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. The Funds value fixed income securities at the last sale price on a national securities exchange, if available, and otherwise, as determined by an independent pricing service. Short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Board of Trustees (“Board”).

Futures contracts, options futures contracts and options are valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value.

Trust Shares of the Equity Plus Fund and the Fixed Income Fund do not charge a front-end sales charge.

The Class A Shares of Small Cap Fund, International Equity Fund and U.S. Government Securities Fund are sold at NAV plus a front-end sales charge as follows:

Sales Charge When You Purchase

Class A Shares Purchase Amount	Sales Charge as a Percentage of Public Offering Price	Sales Charge as a Percentage of NAV
Less than $100,000	4.00%	4.17%
$100,000 but less than $250,000	3.25%	3.36%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $750,000	1.75%	1.78%
$750,000 but less than $1 million	1.00%	1.01%
$1 million or greater	0.00%	0.00%

The sales charge at purchase may be reduced or eliminated by:

  purchasing Shares in greater quantities to reduce the applicable sales charge;
  combining concurrent purchases of Shares:
  --  by you, your spouse, and your children under age 21; or
  --  of the same share class of two or more Independence One Funds (other than money market funds);
  accumulating purchases (in calculating the sales charge on an additional purchase, include the current value of previous Share purchases still invested in the Fund); or
  signing a letter of intent to purchase a specific dollar amount of Shares within 13 months (call your investment professional or the Fund for more information).

The sales charge will be eliminated when you purchase Shares:

  within 120 days of redeeming Shares of an equal or lesser amount;
  by exchanging shares from the same share class of another Independence One Fund (other than a money market fund);
  through the Trust Department of Michigan National Bank;
  as a shareholder of Class A Shares (formerly, Class Y Shares) of Small Cap Fund, International Equity Fund and U.S. Government Securities Fund who acquired Shares prior to July 1, 2000;
  through entities having no transaction fee agreements with Independence One Capital Management Corporation;
  through investment professionals that receive no portion of the sales charge; or
  as a Trustee or employee of the Fund, the Adviser, the Distributor and their affiliates, and the immediate family members of these individuals.

If your investment qualifies for a reduction or elimination of the sales charge as described above, you or your investment professional should notify the Fund’s Distributor at the time of purchase. If the Distributor is not notified, you will receive the reduced sales charge only on additional purchases, and not retroactively on previous purchases.

How are the Funds Sold?

The following classes are offered by the Funds. Independence One Equity Plus Fund (Class A Shares, Class B Shares and Trust Shares); Independence One Small Cap Fund (Class A Shares); Independence One International Equity Fund (Class A Shares); Independence One U.S. Government Securities Fund (Class A Shares and Class B Shares), and Independence One Fixed Income Fund (Class A Shares, Class B Shares and Trust Shares). This prospectus relates only to Trust Shares—Equity Plus Fund and Fixed Income Fund, Class A Shares—Small Cap Fund, International Equity Fund and U.S. Government Securities Fund. Each Share class has different sales charges and other expenses, which affect its performance. Contact your investment professional or call 1-800-334-2292 for more information concerning the other classes.

The Funds’ Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions, corporations, fiduciaries and individuals.

When the Distributor receives marketing fees and sales charges, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc.

How to Purchase Shares

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You may purchase Shares through an investment professional, Independence One Brokerage Services, Inc. (“Independence One”), or through brokers or dealers which have a sales agreement with the Distributor. The Funds reserve the right to reject any request to purchase or exchange Shares. The minimum initial investment for Fund Shares is $1,000. Subsequent investments must be in the amounts of at least $100.

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Through an Investment Professional

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the public offering price if the investment professional forwards the order to the Fund before 5:00 p.m. on the same day and the Fund receives payment within three business days.

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Through Independence One

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  Establish your account with a Fund by calling toll free 1-800-334-2292; and
  Send your payment to the Fund by Federal Reserve wire or check.

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Orders must be received by 4:00 (Eastern time) in order for Shares to be purchased at that day’s price. For Shares purchased directly from the Distributor, payment by wire or check must be received within three business days.

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By Wire

Place your order with an investment professional or call 1-800-334-2292 and send your wire to:

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Federated Shareholder Services Company
c/o Michigan National Bank
Farmington Hills, Michigan
Dollar Amount of Wire
For Credit to: Independence One (include name of the Fund, and if applicable, Share class)
Account Number: 6856238933
ABA Number: 072000805
Wire Order Number, Dealer Number, or Group Number
Nominee/Institution Name

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You cannot purchase Shares by wire on holidays when wire transfers are restricted.

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By Check

Make your check payable to “Independence One (include name of the Fund),” note your account number on the check, and mail it to:

Independence One Mutual Funds
27777 Inkster Road
Mail Code 10-52
Farmington Hills, Michigan 48333-9065

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Funds will not accept third-party checks (checks originally payable to someone other than you or the Fund).

Through an Exchange

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You may purchase Shares through an exchange from the same Share class of another Independence One Fund. In addition, you may exchange Class B Shares of the Funds into the Independence One U.S. Treasury Money Market Fund and exchange Class A Shares into Shares of Federated Michigan Intermediate Municipal Trust and Shares of any of the Independence One Money Market funds. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

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By Systematic Investment Program

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Once you have opened an account, you may automatically purchase additional Shares on a regular basis in a minimum amount of $100. A shareholder may apply for participation in this program through Independence One Capital Management Corporation by calling 1-800-334-2292.

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By Automated Clearing House (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

Retirement Investments

You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

How to Redeem and Exchange Shares

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You should redeem or exchange Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  through Independence One.

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Through an Investment Professional

Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

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Through Independence One

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By Telephone

You may redeem or exchange Shares by calling 1-800-334-2292 once you have completed the appropriate authorization form for telephone transactions. If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day’s NAV.

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Any shares held in certificate form cannot be exchanged by telephone but must be forwarded to the transfer agent by an Independence One representative, or an authorized broker, and deposited to the shareholder’s account before being exchanged. Certificates should be sent to: Federated Shareholder Services Company, P.O. Box 8609, Boston, Massachusetts 02266-8609.

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By Mail

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You may redeem or exchange Shares by mailing a written request to the Fund through Independence One or an authorized broker. Shareholders redeeming or exchanging through an authorized broker should mail requests directly to the broker. You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Redemption or exchange requests through Independence One should be sent to:

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Independence One® Mutual Funds
27777 Inkster Road
Mail Code 10-52
Farmington Hills, Michigan 48333-9065

All requests must include:

  Fund Name, account number and account registration;
  amount to be redeemed or exchanged;
  signatures of all shareholders exactly as registered; and
  if exchanging, the Fund Name and Share class, account number and account registration into which you are exchanging.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days;
  a redemption is payable to someone other than the shareholder(s) of record; or
  if exchanging (transferring) into another fund with a different shareholder registration.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

Payment Methods for Redemptions

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Funds intend to pay Share redemptions in cash, they reserve the right to pay the redemption price in whole or in part by a distribution of a Fund’s portfolio securities.

Limitations on Redemption Proceeds

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder’s trade activity or amount adversely impacts a Fund’s ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from a Fund if those checks are undeliverable and returned to the Fund.

Redemptions from Retirement Accounts

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in a Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

Exchange Privileges

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You may exchange Shares of the Fund into the same class of another Independence One Fund. In addition, you may exchange Class B Shares of the Funds into the Independence One U.S. Treasury Money Market Fund and Class A Shares into Shares of Federated Michigan Intermediate Municipal Trust, and Shares of any of the Independence One Money Market funds. Shareholders of the funds have access to these funds (“participating funds”) through an exchange program.

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To execute an order to exchange, you must:

  ensure that the account registrations are identical;
  meet any minimum initial investment requirements; and
  receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

The Funds may modify or terminate the exchange privilege at any time. The Funds’ management or Adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Funds and other shareholders. If this occurs, a Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other participating funds.

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Systematic Withdrawal Program

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Shareholders may automatically redeem Shares in an amount directed by the shareholder on a regular basis. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000, other than retirement accounts subject to required minimum distributions. To apply for participation in this program, contact Independence One Capital Management Corporation at 1-800-334-2292. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

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Additional Conditions

Telephone Transactions

The Funds will record your telephone instructions. If a Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Account and Share Information

Share Certificates

The Funds do not issue share certificates.

Confirmations and Account Statements

You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

Dividends and Capital Gains

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Equity Plus Fund declares and pays dividends quarterly, Small Cap Fund declares and pays dividends semi-annually and International Equity Fund declares and pays dividends annually. U.S. Government Securities Fund and Fixed Income Fund declare and pay dividends monthly.

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Dividends are paid to all shareholders invested in a Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.

In addition, the Funds pay any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

Accounts with Low Balances

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

Tax Information

The Funds send an annual statement of your account activity to assist you in completing your federal, state and local tax returns.

Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in a Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time a Fund holds its assets.

Equity Plus Fund, Small Cap Fund and International Equity Fund distributions are expected to be both dividends and capital gains.

U.S. Government Securities Fund distributions are expected to be primarily dividends. Fixed Income Fund distributions are expected to be both dividends and capital gains. Redemptions and exchanges are taxable sales.

Please consult your tax adviser regarding your federal, state, and local tax liability.

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Who Manages the Funds?

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The Board of Trustees governs the Funds. The Board selects and oversees the Adviser, Independence One Capital Management (“IOCM”). The Adviser manages the Funds’ assets, including buying and selling portfolio securities. The Adviser’s address is 27777 Inkster Road, Mail-Code 10-52, Farmington Hills, Michigan, 48333-9065.

The Adviser has delegated daily management of some of the Equity Plus Fund and Small Cap Fund’s assets to a Sub-Adviser, Sosnoff Sheridan Weiser Corporation (doing business as Sosnoff Sheridan Group), which is paid by the Adviser and not by the Funds. Sosnoff Sheridan Weiser Corporation is controlled by Tom Sosnoff, its Director and President, and Scott Sheridan, its Director, Executive Vice-President and Secretary. The Corporation’s address is 3304 North Lincoln, Chicago, Illinois 60657. Sosnoff Sheridan Weiser Corporation has managed mutual funds since 1995.

The Adviser has delegated daily management of some of the International Equity Fund’s assets to a Sub-Adviser, ABN AMRO Asset Management (USA), LLC (“AAAM”), which is paid by the Adviser and not by the Fund. AAAM’s address is 208 S. LaSalle Street, 4th floor, Chicago, Illinois, 60604. The International Equity Team, associated with AAAM, is responsible for the day-to-day portfolio management of the International Equity Fund. AAAM has managed mutual funds since 1993.

IOCM is an investment advisory subsidiary of Michigan National Corporation (“MNC”). IOCM provides investment advisory services for trust and other managed assets of Michigan National Bank, a national banking association and wholly owned subsidiary of MNC. MNC is a wholly owned subsidiary of ABN AMRO Holding N.V., a publicly listed company headquartered in the Netherlands (the “Parent”), through other wholly-owned intermediate holding companies owned by the Parent. Through its subsidiaries and affiliates, MNC offers a full range of financial services to the public, including commercial lending, depository services, cash management, brokerage services, retail banking, mortgage banking, investment advisory services and trust services. IOCM and the Trust Division of Michigan National Bank (the “Trust Division”), through common personnel, manage custodial assets totaling $10.5 billion. Of this amount, IOCM and the Trust Division have investment discretion over $2.5 billion. IOCM, or its predecessor, Michigan National Bank, have managed mutual funds since May 1989. The Trust Division has managed pools of commingled funds since 1964.

An Investment Committee, associated with the Funds’ Adviser, is responsible for portfolio management of the Equity Plus Fund, Small Cap Fund and International Equity Fund. The Investment Committee has been managing the International Equity Fund since September 1999 and the Equity Plus Fund and Small Cap Fund since June 2000.

The portfolio manager for U.S. Government Securities and Fixed Income Fund is Bruce Beaumont. Mr. Beaumont has been Vice President and Portfolio Manager for Michigan National Bank and IOCM in Farmington Hills since 1994. Mr. Beaumont has been responsible for management of Fixed Income Fund’s portfolio since February 1998. Mr. Beaumont has been primarily responsible for management of U.S. Government Securities Fund’s portfolio since January 1995, previously having assisted with those duties. He joined Michigan National Bank in 1987 and served as Vice President—Head Government Bond Trader until 1994. He earned his BA from Alma College and a MBA from Northwestern University. Mr. Beaumont is a Chartered Financial Analyst and a Certified Public Accountant.

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Advisory Fees

The Adviser receives an annual investment advisory fee at annual rates equal to percentages of the relevant Fund’s average net assets as follows: Equity Plus Fund -- 0.40%, Small Cap Fund -- 0.50%, International Equity Fund --1.00%, U.S. Government Securities Fund -- 0.70%, and Fixed Income Fund -- 0.75%. The Adviser may voluntarily waive a portion of its fee or reimburse a Fund for certain operating expenses.

Standard & Poor’s

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“Standard & Poor’s®,” “S&P®” and “S&P 100®,” are trademarks of the McGraw-Hill Companies, Inc. and have been licensed for use by Independence One Capital Management Corporation. Independence One Equity Plus Fund and Independence One Small Cap Fund are not sponsored, endorsed, sold or promoted by, or affiliated with, Standard & Poor’s (“S&P”).

S&P makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Standard & Poor’s 100 Index (“S&P 100 Index”) to track general stock market performance. S&P’s only relationship to Independence One Capital Management Corporation (the “Licensee”) is the licensing of certain trademarks and trade names of S&P, and S&P 100 Index which are determined, composed and calculated by S&P without regard to the Licensee or the Funds. S&P has no obligation to take the needs of the Licensee or the owners of the Funds into consideration in the determination of the timing of, prices at, or quantities of the Funds to be issued or in the determination or calculation of the equation by which the Funds are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Funds.

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S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 100 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE LICENSEE, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 100 INDEX OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED HEREUNDER OR FOR ANY OTHER USE. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES ORMERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 100 INDEX OR ANY DATA INCLUDED THEREIN.

WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Financial Information

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Financial Highlights

The Financial Highlights will help you understand the Funds’ financial performance for their past five fiscal years, or since inception, if the life of a Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of any dividends and capital gains.

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This information has been derived from the Funds’ financial statements which have been audited by KPMG LLP, whose report, along with the Funds’ audited financial statements, is included in the Annual Report.

INDEPENDENCE ONE EQUITY PLUS FUND
Financial Highlights—Trust Shares

(For a share outstanding throughout each period)

	Year Ended April 30,
	2001	2000	1999	1998	1997
Net asset value, beginning of period	$24.87	$22.02	$18.24	$14.04	$11.39
Income from investment operations
Net investment income	0.14	0.17	0.18	0.22	0.21
Net realized and unrealized gain (loss) on investments	(4.44)	3.34	4.44	4.85	2.70

Total from investment operations	(4.30)	3.51	4.62	5.07	2.91

Less distributions
Distributions from net investment income	(0.14)	(0.17)	(0.18)	(0.22)	(0.21)
Distributions from net realized gain
on investments	(1.11)	(0.49)	(0.66)	(0.65)	(0.05)

Total distributions	(1.25)	(0.66)	(0.84)	(0.87)	(0.26)

Net asset value, end of period	$19.32	$24.87	$22.02	$18.24	$14.04

Total Return[1]	(17.64)%	16.00%	26.10%	37.20%	26.00%
Ratios to average net assets:
Expenses	0.51%	0.49%	0.48%	0.42%	0.40%
Net investment income	0.63%	0.70%	0.96%	1.28%	1.74%
Expense waiver/reimbursement[2]	0.10%	0.10%	0.11%	0.19%	0.24%
Supplemental Data:
Net assets, end of period (000 omitted)	$269,939	$322,937	$295,436	$209,753	$169,328
Portfolio turnover	27%	10%	19%	11%	8%

1 Based on net asset value.

2 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

INDEPENDENCE ONE SMALL CAP FUND
Financial Highlights

(For a share outstanding throughout each period)

	Year Ended		Period Ended
	April 30,		April 30,
	2001	2000	1999[1]
Net asset value, beginning of period	$10.47	$9.40	$10.00
Income from investment operations
Net operating loss	(0.02)	(0.03)	(0.01)
Net realized and unrealized gain (loss) on investments	0.47	1.65	(0.59	)2

Total from investment operations	0.45	1.62	(0.60)

Less distributions
Distributions from net investment income	—	—	0.00	[3]
Distributions from net realized gain on investments	(1.27)	(0.55)	0.00	[3]

Total distributions	(1.27)	(0.55)	0.00	[3]

Net asset value, end of period	$9.65	$10.47	$9.40

Total return[4]	4.72%	17.86%	(5.94)%
Ratios to average net assets
Expenses	0.98%	1.07%	1.27%[6]
Net operating loss	(0.21)%	(0.28)%	(0.09)%[6]
Expense waiver/reimbursement[5]	0.03%	0.05%	0.42%[6]
Supplemental data
Net assets, end of period (000 omitted)	$40,634	$39,332	$29,587
Portfolio turnover	65%	38%	36%

1 Reflects operations for the period from June 22, 1998 (date of initial public investment) to April 30, 1999.

2 The amount shown may not accord with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of Fund shares.

3 Amount represents less than $0.005 per share.

4 Based on net asset value.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

6 Computed on an annualized basis.

INDEPENDENCE ONE INTERNATIONAL EQUITY FUND
Financial Highlights

(For a share outstanding throughout each period)

	Year Ended		Period Ended
	April 30,		April 30,
	2001	2000	1999[1]
Net asset value, beginning of period	$12.77	$12.75	$10.00
Income from investment operations
Net investment income	0.11	0.10 [2]	0.01
Net realized and unrealized gain (loss) on investments,
foreign currency transactions, futures contracts, and options	(1.99)	1.06	2.92

Total from investment operations	(1.88)	1.16	2.93

Less distributions
Distributions from net investment income	—	(0.01)	(0.02)
Distributions from net realized gain on investments, foreign currency transactions and futures contracts	(0.20)	(1.13)	(0.16)

Total distributions	(0.20)	(1.14)	(0.18)

Net asset value, end of period	$10.69	$12.77	$12.75

Total return[3]	(14.80)%	8.63%	29.42%
Ratios to average net assets
Expenses	1.52%	1.54%	1.55%[5]
Net investment income	0.91%	0.75%	0.07%[5]
Expense waiver/reimbursement[4]	0.41%	0.61%	1.54%[5]
Supplemental data
Net assets, end of period (000 omitted)	$21,730	$24,544	$15,646
Portfolio turnover	81%	34%	1%

1 Reflects operations for the period from September 25, 1998 (date of initial public investment) to April 30, 1999.

2 Based on average shares outstanding during the year.

3 Based on net asset value.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

5 Computed on an annualized basis.

INDEPENDENCE ONE U.S. GOVERNMENT SECURITIES FUND
Financial Highlights—Class A Shares

(For a share outstanding throughout each period)

	Year Ended April 30,
	2001	2000	1999	1998	1997
Net asset value, beginning of period	$10.03	$10.41	$10.41	$9.98	$9.98
Income from investment operations
Net investment income	0.57	0.55	0.56	0.58	0.59
Net realized and unrealized gain (loss) on investments	0.41	(0.35)	0.00 [1]	0.43	0.01

Total from investment operations	0.98	0.20	0.56	1.01	0.60

Less distributions
Distributions from net investment income	(0.57)	(0.55)	(0.56)	(0.58)	(0.59)
Distributions from net realized gain on investments	(0.11)	(0.03)	—	—	(0.01)

Total distributions	(0.68)	(0.58)	(0.56)	(0.58)	(0.60)

Net asset value, end of period	$10.33	$10.03	$10.41	$10.41	$9.98

Total return [2]	10.04%	2.08%	5.41%	10.37%	6.15%
Ratios to average net assets
Expenses	0.71%	0.69%	0.60%	0.61%	0.57%
Net investment income	5.58%	5.44%	5.28%	5.67%	5.82%
Expense waiver/reimbursement[3]	0.51%	0.40%	0.41%	0.45%	0.45%
Supplemental data
Net assets, end of period (000 omitted)	$42,782	$45,255	$59,459	$70,867	$71,883
Portfolio turnover	27%	28%	31%	28%	73%

1 Amount represents less than $0.005 per share.

2 Based on net asset value.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

INDEPENDENCE ONE FIXED INCOME FUND
Financial Highlights—Trust Shares

(For a share outstanding throughout each period)

	Year Ended April 30,
	2001	2000	1999	1998	1997
Net asset value, beginning of period	$9.54	$9.99	$10.03	$9.80	$9.82
Income from investment operations
Net investment income	0.57	0.57	0.58	0.59	0.57
Net realized and unrealized gain (loss) on investments	0.34	(0.44)	(0.03)	0.23	(0.02)

Total from investment operations	0.91	0.13	0.55	0.82	0.55

Less distributions
Distributions from net investment income	(0.57)	(0.57)	(0.58)	(0.59)	(0.57)
Distributions from net realized gain on investments	0.00	(0.01)	(0.01)	—	(0.00)[1]

Total distributions	(0.57)	(0.58)	(0.59)	(0.59)	(0.57)

Net asset value, end of period	$9.88	$9.54	$9.99	$10.03	$9.80

Total return[2]	9.76%	1.40%	5.60%	8.56%	5.79%
Ratios to average net assets
Expenses	0.60%	0.57%	0.57%	0.56%	0.55%
Net investment income	5.84%	5.93%	5.85%	5.92%	5.83%
Expense waiver/reimbursement[3]	0.45%	0.45%	0.46%	0.50%	0.50%
Supplemental data
Net assets, end of period (000 omitted)	$90,771	$93,202	$86,920	$80,342	$70,884
Portfolio turnover	28%	27%	20%	21%	23%

1 Distributions from net realized gain on investments was less than one cent per share.

2 Based on net asset value.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

A Statement of Additional Information (SAI) dated June 30, 2001, is incorporated by reference into this prospectus. Additional information about the Funds and their investments is contained in the Funds’ SAI and Annual and Semi-Annual Reports to shareholders as soon as they become available. The Annual Report’s Management Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Funds’ performance during its last fiscal year. To obtain the SAI, the Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-334-2292.

You can obtain information about the Funds (including the SAI) by writing to or visiting the SEC’s Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room’s operations and copying fees.


Independence One®
Mutual Funds


Independence One Equity Plus Fund
Trust Shares

Independence One Small Cap Fund
Class A Shares

Independence One International Equity Fund
Class A Shares

Independence One U.S. Government Securities Fund
Class A Shares

Independence One Fixed Income Fund
Trust Shares


800-334-2292

www.MichiganNational.com


Investment Company Act File No: 811-5752
Cusip 453777872
Cusip 453777831
Cusip 453777849
Cusip 453777807
Cusip 453777864
G01200-11 (6/01)


Federated Securities Corp., Distributor

[Logo of Independence One]

[Logo Michigan National]

                             INDEPENDENCE ONE MUTUAL FUNDS
                       Independence One Prime Money Market Fund
                                 Class K Shares
                                    Class Y Shares
                   Independence One U.S. Treasury Money Market Fund
                     Independence One Michigan Municipal Cash Fund
                           Independence One Equity Plus Fund
                                     Trust Shares
                            Independence One Small Cap Fund
                                    Class A Shares
                      Independence One International Equity Fund
                                    Class A Shares
                   Independence One U.S. Government Securities Fund
                                    Class A Shares
                          Independence One Fixed Income Fund
                                     Trust Shares
                          Statement of Additional Information
                                     June 30, 2001

   This Statement of Additional  Information  (SAI) is not a prospectus.  Read this SAI in conjunction  with the  prospectuses of the  Independence One Mutual Funds dated June
30, 2001.

This SAI  incorporates by reference the Funds' Annual Reports.  Obtain the prospectuses or the Annual Reports without charge by calling 1-800-334-2292.

    CONTENTS
=======================================================================================

    Addresses....................................................Back Cover

    Federated Securities Corp., Distributor,
    subsidiary of Federated Investors, Inc.
       G01285-03 (6/01)

HOW ARE THE FUNDS ORGANIZED?
=======================================================================================

Independence  One Mutual  Funds (the  "Trust") is an  open-end,  management  investment company that was established  under the laws of the  Commonwealth of  Massachusetts  on
January 9, 1989. The Trust may offer separate series of shares  representing  interests in separate  portfolios of  securities.  The Trust  currently  offers eight  portfolios
(individually   referred  to  as  the  "Fund,"  or   collectively   as  the   "Funds"):
Independence One Prime Money Market Fund,  Independence One U.S.  Treasury Money Market
Fund and  Independence  One Michigan  Municipal  Cash Fund  (combined the "Money Market
Funds");  Independence  One  Equity  Plus  Fund,  Independence  One  Small Cap Fund and
Independence  One   International   Equity  Fund  (combined  the  "Equity  Funds")  and
Independence  One U.S.  Government  Securities Fund and  Independence  One Fixed Income
Fund  (combined  the  "Bond  Funds").      The  investment  adviser  of  the  Trust  is
Independence One Capital Management Corporation (the "Adviser").

SECURITIES IN WHICH THE FUNDS INVEST

In pursuing their investment strategy, the Funds may invest in the following securities for any purpose that is consistent with their investment objective.
Following tables indicate which types of securities are a:
o     P = Principal investment of a Fund;
o     A = Acceptable (but not principal) investment of a Fund; or
o     N = Not an acceptable investment of a Fund.

EQUITY AND BOND FUNDS
--------------------------------------------------------------------------------
Securities                Equity     Small    International U.S.     Fixed
                          Plus Fund  Cap Fund Equity     Government  Income
                                                 Fund    Securities     Fund
                                                            Fund
--------------------------------------------------------------------------------
Common Stocks                 P         P         P           N          N
--------------------------------------------------------------------------------
Preferred Stocks              N         N         A           N          N
--------------------------------------------------------------------------------
Warrants                      N         N         A           N          A
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
World Equity Benchmark        N         N         A           N          N
Shares
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Optimised Portfolios as       N         N         A           N          N
Listed Securities
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Treasury Securities           A         A         A           P          P
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Agency Securities             A         A         A           P          P
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Corporate Debt                A         A         A           N          P
Securities(1)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Commercial Paper (2)          A         A         A           N          P
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Demand Instruments            A         A         A           A          P
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Municipal Securities          N         N         N           N          N
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mortgage Backed               N         N         N           N          P
Securities
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Collateralized Mortgage       N         N         N           N          P
Obligations
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Asset Backed Securities       N         N         N           N          P
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Zero Coupon Securities        N         N         N           A          A
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Bank Instruments              A         A         A           N          A
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Credit Enhancement            N         N         N           N          P
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Convertible Securities        N         N         A           N          A
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Foreign Securities            N         N         P           N          N
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Foreign Exchange              N         N         P           N          N
Contracts (3)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Foreign Government            N         N         A           N          N
Securities
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Depositary Receipts           N         N         P           N          N
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Derivatives                   A         N         P           N          A
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Futures Contracts (4)         A         A         P           N          A
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Options  (5)                  A         A         A           N          A
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Repurchase Agreements         A         A         A           A          A
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Reverse Repurchase            A         A         A           N          A
Agreements
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Delayed Delivery              N         N         A           A          A
Transactions (6)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Securities Lending            A         A         A           N          A
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Investing in Securities       A         A         A           A          A
of Other Investment
Companies
--------------------------------------------------------------------------------

 1. The Fixed Income Fund may invest in corporate  debt  obligations  rated Aaa, Aa, or
A by  Moody's  or A by  S&P  and  Fitch,  or  if  unrated,  of  comparable  quality  as determined by the investment adviser.
---------------------------------------------------------------------------------------
2. The commercial  paper in which the  International  Equity Fund and Fixed Income Fund invest  will be  rated  A-1 by  Standard  & Poor's  (S&P),  P-1 by  Moody's  Investor's
Service, Inc. ("Moody's"), or F-1 by Fitch IBCA, Inc ("Fitch).
3. No more than 30% of the  International  Equity  Fund's  assets will be  committed to forward contracts for hedging purposes at any time.
4. The value of futures  contracts  will not  exceed  20% of the  Equity  Plus Fund and
Small Cap Fund's total assets.  The Equity Plus Fund, Small Cap Fund and  International
Equity Fund will not enter into  futures  contracts  and options on futures  contracts, for purposes  other than "bona fide hedging" as defined in  regulations  adopted by the
Commodity  Futures Trading  Commission for which aggregate  initial margin and premiums paid for  unexpired  options  exceed 5% of the fair market  value of each Fund's  total assets.
5. The  Equity  Plus Fund and Small Cap Fund will not  purchase  options  to the extent that  more  than 5% of the value of each  Fund's  total  assets  would be  invested  in premiums on open option positions.
6.  The  Funds  do  not  intend  to  engage  in   when-issued   and  delayed   delivery
transactions  to an extent  that would  cause the  segregation  of more than 20% of the value of their respective total assets.

MONEY MARKET FUNDS
-------------------------------------------------------------------------
Securities                      Prime Money      U.S.        Michigan
                                Market Fund    Treasury      Municipal
                                             Money Market    Cash Fund
                                                 Fund
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Treasury Securities                  A             P             A
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Agency Securities                    A             N             A
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Corporate Debt Securities            P             N             P
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Commercial Paper                     P             N             A
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Demand Instruments                   P             N             P
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Municipal Securities                 A             N             P
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Asset Backed Securities              A             N             N
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Bank Instruments                     P             N             A
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Credit Enhancement                   P             N             P
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Tax Exempt Securities (1)            N             N             P
-------------------------------------------------------------------------
-------------------------------------------------------------------------
General Obligation Bonds             N             N             P
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Special Revenue Bonds                N             N             P
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Municipal Notes                      N             N             P
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Variable Rate Demand                 P             N             P
Instruments
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Foreign Securities                   A             N             N
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Foreign Government Securities        A             N             N
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Repurchase Agreements                P             P             A
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Reverse Repurchase Agreements        A             A             A
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Delayed Delivery Transactions        A             A             A
(2)
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Securities Lending                   N             N             N
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Investing in Securities of           A             A             A
Other Investment Companies
-------------------------------------------------------------------------

1. The  Michigan  Municipal  Cash Fund will not  invest  more than 5% of its  assets in
industrial   revenue  bonds  where  the  payment  of  principal  and  interest  is  the responsibility  of companies (or guarantors,  if applicable) with less than three years of continuous operations, including the operation of any predecessor.
2 The Funds do not intend to engage in when-issued  and delayed  delivery  transactions to an extent  that would cause the  segregation  of more than 20% of the value of their respective total assets.

Securities Descriptions and Techniques
Equity Securities
Equity  securities  represent a share of an  issuer's  earnings  and assets,  after the issuer  pays its  liabilities.  The Funds  cannot  predict  the income it will  receive from equity  securities  because issuers generally have discretion as to the payment of any dividends or  distributions.  However,  equity  securities offer greater  potential for  appreciation  than  many  other  types of  securities,  because  their  value  may increase with the value of the issuer's  business.  The  following  describes the types of equity securities in which the Funds invest.
   Common Stocks
   Common  stocks  are the  most  prevalent  type of  equity  security.  Common  stocks receive  the  issuer's  earnings  after  the  issuer  pays  its  creditors  and  any
   preferred   stockholders.   As  a  result,  changes  in  an  issuer's  earnings  may
   influence the value of its common stock.
   Preferred Stocks
   Preferred  stocks have the right to receive  specified  dividends  or  distributions before the issuer makes  payments on its common stock.  Some  preferred  stocks also participate in dividends and  distributions  paid on common stock.  Preferred stocks may also  permit the issuer to redeem  the stock.  A Fund may treat such  redeemable preferred stock as a fixed income security.
   Warrants
   Warrants  give a Fund  the  option  to  buy  the  issuer's  equity  securities  at a specified  price (the  exercise  price) at a specified  future date (the  expiration date).  A Fund may buy the  designated  securities  by  paying  the  exercise  price before  the  expiration  date.  Warrants  may become  worthless  if the price of the stock  does  not  rise  above  the  exercise  price  by the  expiration  date.  This increases the market risks of warrants as compared to the underlying security.
   Rights  are the  same as  warrants,  except  companies  typically  issue  rights  to existing stockholders.

   World Equity Benchmark Shares (WEBS)
   WEBS are shares of structured  index funds that trade  continuously  on the American
   Stock  Exchange  and  represent  shares  in an  open-end  investment  company.  WEBS provide a Fund with a  passive  approach  to  investing  in a broad  range of equity securities  in various  foreign  markets.  Each WEB index is  designed to follow the performance of a different  Morgan Stanley Capital  International  ("MSCI")  country index.  WEBS give a Fund the ability to remain in a local trading  environment while still obtaining exposure to foreign markets.

   Optimised Portfolios As Listed Securities (OPALS)
   OPALS are listed on the  Luxembourg  Stock  Exchange  and are  designed to provide a
   Fund with a return which tracks a specific  equity index.  With OPALS,  a Fund lends money to the issuer of the OPALS,  and, in return,  receives  an income  stream that tracks,  within agreed  limits,  the movement in a specified  equity  index-like the
   S&P 500. At the end of the loan term,  a Fund may redeem the OPALS for the  physical shares of the underlying equity index.
Fixed Income Securities
Fixed  income  securities  pay  interest,  dividends  or  distributions  at a specified rate.  The rate may be a fixed  percentage of the  principal or adjusted  periodically.
In addition,  the issuer of a fixed income security must repay the principal  amount of the security,  normally within a specified time. Fixed income  securities  provide more
regular  income  than  equity  securities.   However,   the  returns  on  fixed  income
securities  are limited and normally do not increase with the issuer's  earnings.  This limits the  potential  appreciation  of fixed income  securities  as compared to equity securities.

A security's  yield  measures the annual income earned on a security as a percentage of its price.  A  security's  yield will  increase or decrease  depending  upon whether it costs less (a discount) or more (a premium)  than the principal  amount.  If the issuer may  redeem  the  security  before  its  scheduled  maturity,  the price and yield on a discount  or  premium  security  may  change  based  upon the  probability  of an early redemption.  Securities with higher risks generally have higher yields.
The  following  describes  the  types of fixed  income  securities  in which a Fund may invest.
   Treasury Securities
   Treasury  securities are direct  obligations of the federal government of the United
   States.  Treasury  securities  are  generally  regarded as having the lowest  credit risks.
   Agency Securities
   Agency  securities are issued or guaranteed by a federal agency or other  government sponsored  entity  (a  GSE)  acting  under  federal  authority.  The  United  States supports  some GSEs with its full  faith and  credit.  Other  GSEs  receive  support through  federal  subsidies,  loans or other  benefits.  A few GSEs have no explicit financial  support,  but are regarded as having implied  support because the federal government  sponsors their activities.  Agency securities are generally  regarded as having low credit risks, but not as low as treasury securities.
The Funds treat mortgage  backed  securities  guaranteed by GSEs as agency  securities.
Although a GSE guarantee  protects  against credit risks, it does not reduce the market and prepayment risks of these mortgage backed securities.
   Corporate Debt Securities
   Corporate  debt  securities  are  fixed  income  securities  issued  by  businesses.
   Notes,  bonds,  debentures  and  commercial  paper are the most  prevalent  types of corporate  debt  securities.  A Fund may also  purchase  interests  in bank loans to companies.  The  credit  risks  of  corporate  debt  securities  vary  widely  among issuers.
   In  addition,  the credit risk of an issuer's  debt  security  may vary based on its priority for repayment.  For example,  higher ranking  (senior) debt securities have a higher  priority than lower  ranking  (subordinated)  securities.  This means that the issuer might not make payments on subordinated  securities  while  continuing to make  payments  on senior  securities.  In  addition,  in the  event of  bankruptcy, holders of senior  securities may receive amounts  otherwise  payable to the holders of subordinated securities.  Some subordinated  securities,  such as trust preferred and  capital  securities  notes,  also  permit  the issuer to defer  payments  under certain  circumstances.  For example,  insurance companies issue securities known as surplus  notes that permit the  insurance  company to defer any  payment  that would reduce its capital below regulatory requirements.
      Commercial Paper
      Commercial  paper is an  issuer's  obligation  with a maturity  of less than nine
      months.   Companies   typically  issue   commercial  paper  to  pay  for  current
      expenditures.  Most issuers  constantly  reissue their  commercial  paper and use the  proceeds  (or bank  loans) to repay  maturing  paper.  If the issuer  cannot continue to obtain liquidity in this fashion, its commercial paper may default.
      Demand Instruments
      Demand  instruments  are  corporate  debt  securities  that the issuer must repay upon demand.  Other demand  instruments  require a third party,  such as a dealer or bank,  to  repurchase  the security for its face value upon demand.  The Funds treat  demand  instruments  as  short-term  securities,  even though their stated
      maturity may extend beyond one year.

   Mortgage Backed Securities
   Mortgage  backed  securities   represent  interests  in  pools  of  mortgages.   The
   mortgages  that  comprise a pool normally have similar  interest  rates,  maturities
   and  other  terms.   Mortgages  may  have  fixed  or  adjustable   interest   rates.
   Interests in pools of adjustable rate mortgages are known as  ARMs.
   Mortgage  backed  securities  come  in a  variety  of  forms.  Many  have  extremely
   complicated   terms.   The  simplest  form  of  mortgage   backed   securities   are
   pass-through  certificates.  An issuer of pass-through  certificates gathers monthly payments from an underlying  pool of mortgages.  Then,  the issuer  deducts its fees and  expenses and passes the balance of the payments  onto the  certificate  holders once a month.  Holders  of  pass-through  certificates  receive a pro rata  share of all  payments and  pre-payments  from the  underlying  mortgages.  As a result,  the holders assume all the prepayment risks of the underlying mortgages.
      Collateralized Mortgage Obligations (CMOs)
      CMOs,  including  interests in real estate mortgage investment conduits (REMICs), allocate  payments and prepayments  from an underlying  pass-through  certificate among holders of different  classes of mortgage backed  securities.  This creates different  prepayment  and interest rate risks for each CMO class.  The degree of increased  or  decreased  prepayment  risks  depends  upon the  structure  of the
      CMOs.  However,  the  actual  returns  on any type of  mortgage  backed  security depend upon the  performance  of the underlying  pool of mortgages,  which no one can predict and will vary among pools.
         Sequential CMOs
         In a sequential  pay CMO, one class of CMOs  receives all  principal  payments and  prepayments.  The next  class of CMOs  receives  all  principal  payments after the first class is paid off.  This process  repeats for each  sequential class of CMO.  As a result,  each class of  sequential  pay CMOs  reduces  the prepayment risks of subsequent classes.
         PACs, TACs and Companion Classes
         More  sophisticated  CMOs  include  planned  amortization  classes  (PACs) and
         targeted   amortization   classes  (TACs).  PACs  and  TACs  are  issued  with
         companion  classes.  PACs and TACs receive principal  payments and prepayments at a specified  rate. The companion  classes  receive  principal  payments and prepayments  in excess of the specified  rate. In addition,  PACs will receive the companion classes' share of principal payments,  if necessary,  to cover a shortfall  in the  prepayment  rate.  This  helps  PACs  and  TACs to  control prepayment risks by increasing the risks to their companion classes.
         IOs and POs
         CMOs may allocate  interest  payments to one class  (Interest Only or IOs) and principal  payments to another  class  (Principal  Only or POs).  POs increase in value when prepayment  rates increase.  In contrast,  IOs decrease in value when  prepayments  increase,  because the underlying  mortgages  generate less interest  payments.  However,  IOs tend to  increase  in value  when  interest rates  rise (and  prepayments  decrease),  making IOs a useful  hedge  against interest rate risks.
         Floaters and Inverse Floaters
         Another  variant  allocates  interest  payments  between  two classes of CMOs.
         One class  (Floaters)  receives  a share of  interest  payments  based  upon a market index such as LIBOR.  The other class (Inverse  Floaters)  receives any remaining  interest  payments from the underlying  mortgages.  Floater classes receive more interest (and Inverse  Floater  classes  receive  correspondingly less  interest) as interest  rates rise.  This shifts  prepayment and interest rate risks from the Floater to the Inverse  Floater class,  reducing the price volatility of the Floater  class and  increasing  the price  volatility of the
         Inverse Floater class.
         Z Classes and Residual Classes
         CMOs must  allocate all payments  received  from the  underlying  mortgages to some class.  To capture  any  unallocated  payments,  CMOs  generally  have an
         accrual  (Z)  class.   Z  classes  do  not  receive  any  payments   from  the
         underlying  mortgages  until all other CMO  classes  have been paid off.  Once this  happens,  holders of Z class CMOs receive all payments and  prepayments.
         Similarly,  REMICs have residual  interests that receive any mortgage payments not allocated to another REMIC class.
   Asset Backed Securities
   Asset  backed   securities  are  payable  from  pools  of  obligations   other  than
   mortgages.  Most asset backed  securities  involve consumer or commercial debts with maturities  of less  than ten  years.  However,  almost  any  type of  fixed  income assets  (including  other fixed  income  securities)  may be used to create an asset backed  security.  Asset backed  securities  may take the form of commercial  paper, notes,  or pass  through  certificates.  Asset  backed  securities  have  prepayment risks.  Like  CMOs,  asset  backed  securities  may  be  structured  like  Floaters,
   Inverse Floaters, IOs and POs.
   Zero Coupon Securities
   Zero coupon  securities  do not pay  interest  or  principal  until  final  maturity unlike debt securities that provide  periodic  payments of interest  (referred to as a coupon  payment).  Investors  buy zero  coupon  securities  at a price  below  the amount  payable at  maturity.  The  difference  between the  purchase  price and the
   amount  paid  at  maturity   represents   interest  on  the  zero  coupon  security.
   Investors  must wait  until  maturity  to  receive  interest  and  principal,  which increases the interest rate risks and credit risks of a zero coupon security.
   There are many forms of zero coupon  securities.  Some are issued at a discount  and are  referred to as zero coupon or capital  appreciation  bonds.  Others are created from interest  bearing  bonds by  separating  the right to receive the bond's coupon payments from the right to receive the bond's  principal due at maturity,  a process known as coupon  stripping.  Treasury STRIPs,  IOs and POs are the most common forms of stripped zero coupon  securities.  In addition,  some  securities give the issuer the option to deliver  additional  securities  in place of cash  interest  payments, thereby  increasing  the  amount  payable  at  maturity.  These are  referred  to as pay-in-kind or PIK securities.
Bank Instruments
Bank   instruments  are  unsecured   interest   bearing   deposits  with  banks.   Bank
instruments  include  bank  accounts,  time  deposits,   certificates  of  deposit  and
banker's  acceptances.  Yankee  instruments are denominated in U.S.  dollars and issued by U.S.  branches of foreign  banks.  Eurodollar  instruments  are  denominated in U.S.
dollars and issued by non-U.S. branches of U.S. or foreign banks.
Credit Enhancement
Credit  enhancement  consists  of an  arrangement  in  which a  company  agrees  to pay amounts  due on a fixed  income  security  if the  issuer  defaults.  In some cases the company  providing  credit  enhancement  makes all  payments  directly to the  security holders and  receives  reimbursement  from the issuer.  Normally,  the credit  enhancer has greater  financial  resources and liquidity than the issuer.  For this reason,  the
Adviser  usually  evaluates  the credit risk of a fixed income  security  based in part upon its credit enhancement.
Common  types of  credit  enhancement  include  guarantees,  letters  of  credit,  bond insurance  and surety  bonds.  Credit  enhancement  also  includes  arrangements  where securities  or other liquid  assets  secure  payment of a fixed income  security.  If a default  occurs,  these  assets  may be  sold  and  the  proceeds  paid  to  security's holders.  Either form of credit  enhancement  reduces credit risks by providing another source of payment for a fixed income security.
Convertible Securities
Convertible  securities  are  fixed  income  securities  that a Fund has the  option to exchange for equity  securities  at a specified  conversion  price.  The option  allows the Fund to realize  additional  returns if the market  price of the equity  securities exceeds the  conversion  price.  For example,  a Fund may hold fixed income  securities that are  convertible  into  shares of common  stock at a  conversion  price of $10 per share.  If the market value of the shares of common  stock  reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities.
Convertible  securities have lower yields than comparable fixed income  securities.  In addition,  at the time a convertible  security is issued,  the conversion price exceeds the market value of the underlying  equity  securities.  Thus,  convertible  securities may provide  lower  returns  than  non-convertible  fixed income  securities  or equity securities  depending  upon changes in the price of the underlying  equity  securities.
However,  convertible  securities  permit  the Fund to  realize  some of the  potential appreciation of the underlying  equity  securities with less risk of losing its initial investment.
Tax Exempt Securities
Tax  exempt  securities  are fixed  income  securities  that pay  interest  that is not subject to regular  federal  income  taxes.  Typically,  states,  counties,  cities and other political  subdivisions and authorities issue tax exempt  securities.  The market categorizes tax exempt securities by their source of repayment.
   General Obligation Bonds
   General  obligation  bonds are supported by the issuer's  power to exact property or other taxes.  The issuer must impose and collect  taxes  sufficient to pay principal and  interest on the bonds.  However,  the issuer's  authority to impose  additional taxes may be limited by its charter or state law.
   Special Revenue Bonds
   Special  revenue  bonds are payable  solely from specific  revenues  received by the issuer such as specific  taxes,  assessments,  tolls,  or fees.  Bondholders may not
   collect  from  the  municipality's   general  taxes  or  revenues.  For  example,  a
   municipality  may issue  bonds to build a toll  road,  and pledge the tolls to repay the bonds.  Therefore,  a shortfall in the tolls  normally would result in a default on the bonds.
      Private Activity Bonds
      Private  activity  bonds  are  special  revenue  bonds  used to  finance  private entities.  For example,  a municipality  may issue bonds to finance a new factory to improve its local  economy.  The  municipality  would lend the  proceeds  from its bonds to the company  using the factory,  and the company would agree to make loan payments  sufficient to repay the bonds.  The bonds would be payable  solely
      from  the  company's  loan   payments,   not  from  any  other  revenues  of  the
      municipality.  Therefore,  any  default on the loan  normally  would  result in a default on the bonds.
      The  interest on many types of private  activity  bonds is subject to the federal alternative minimum tax (AMT).  A Fund may invest in bonds subject to AMT.
   Variable Rate Demand Instruments
   Variable rate demand  instruments are tax exempt  securities that require the issuer or a third  party,  such as a dealer or bank,  to  repurchase  the  security for its face value  upon  demand.  The  securities  also pay  interest  at a  variable  rate intended  to cause the  securities  to trade at their face  value.  The Funds  treat demand  instruments as short-term  securities,  because their variable interest rate adjusts in response to changes in market  rates,  even though their stated  maturity may extend beyond thirteen months.

Foreign Securities
Foreign  securities  are  securities of issuers based  outside the United  States.  The
Fund considers an issuer to be based outside the United States if:
o     it is  organized  under  the laws  of,  or has a  principal  office  located  in, another country;
o     the principal trading market for its securities is in another country; or
o     it (or its  subsidiaries)  derived in its most  current  fiscal year at least 50%
   of its total assets,  capitalization,  gross revenue or profit from goods  produced, services performed, or sales made in another country.
The foreign  securities in which the Prime Money Market Fund invest are  denominated in
U.S. dollars.  The foreign  securities in which the  International  Equity Fund invests are  primarily  denominated  in  foreign  currencies.  Along  with the  risks  normally associated with domestic  securities of the same type,  foreign  securities are subject to risks of foreign investing.
   Depositary Receipts
   Depositary  receipts  represent  interests  in  underlying  securities  issued  by a foreign  company.  Depositary  receipts  are not  traded  in the same  market as the
   underlying   security.   The  foreign  securities   underlying  American  Depositary
   Receipts  (ADRs) are traded in the United  States.  ADRs provide a way to buy shares of  foreign-based  companies in the United States  rather than in overseas  markets.
   ADRs are also traded in U.S.  dollars,  eliminating  the need for  foreign  exchange
   transactions.   The  foreign  securities  underlying  European  Depositary  Receipts
   (EDRs),  Global Depositary  Receipts (GDRs), and International  Depositary  Receipts
   (IDRs),  are traded  globally  or outside  the United  States.  Depositary  receipts involve  many of the  same  risks  of  investing  directly  in  foreign  securities, including currency risks and risks of foreign investing.

Derivative Contracts
Derivative  contracts  are  financial  instruments  that  require  payments  based upon
changes  in  the  values  of  designated  (or   underlying)   securities,   currencies,
commodities,  financial  indices or other assets.  Some  derivative  contracts (such as futures,  forwards and options) require  payments  relating to a future trade involving the underlying  asset.  Other  derivative  contracts  (such as swaps) require  payments relating  to the income or returns  from the  underlying  asset.  The other  party to a derivative contract is referred to as a counterparty.
Many derivative  contracts are traded on securities or commodities  exchanges.  In this case,  the  exchange  sets  all  the  terms  of the  contract  except  for  the  price.
Investors  make  payments  due  under  their  contracts  through  the  exchange.   Most
exchanges  require  investors to maintain  margin  accounts  through  their  brokers to cover their  potential  obligations  to the exchange.  Parties to the contract make (or collect)  daily  payments to the margin  accounts  to reflect  losses (or gains) in the value of their contracts.  This protects  investors against  potential  defaults by the counterparty.  Trading  contracts  on an exchange  also allows  investors  to close out their contracts by entering into offsetting contracts.
For example,  a Fund could close out an open  contract to buy an asset at a future date by entering  into an  offsetting  contract to sell the same asset on the same date.  If the offsetting sale price is more than the original  purchase price,  the Fund realizes a gain;  if it is less,  the Fund  realizes a loss.  Exchanges  may limit the amount of open  contracts  permitted  at any one  time.  Such  limits  may  prevent  a Fund  from closing  out a  position.  If this  happens,  a Fund  will  be  required  to  keep  the contract  open (even if it is losing money on the  contract),  and to make any payments required  under  the  contract  (even  if  it  has  to  sell  portfolio  securities  at unfavorable  prices to do so).  Inability  to close out a  contract  could  also harm a
Fund by  preventing  it from  disposing  of or trading  any assets it has been using to secure its obligations under the contract.
A Fund may also  trade  derivative  contracts  over-the-counter  (OTC) in  transactions negotiated  directly  between  the  Fund and the  counterparty.  OTC  contracts  do not necessarily  have  standard  terms,  so they cannot be  directly  offset with other OTC contracts.  In  addition,  OTC  contracts  with  more  specialized  terms  may be  more difficult to price than exchange traded contracts.
Depending upon how a Fund uses derivative  contracts and the relationships  between the market value of a derivative  contract and the underlying asset,  derivative  contracts may increase or decrease a Fund's exposure to market and currency  risks,  and may also expose a Fund to liquidity  and leverage  risks.  OTC  contracts  also expose a Fund to credit risks in the event that a counterparty defaults on the contract.
A Fund may trade in the following types of derivative contracts:
   Futures Contracts
   Futures  contracts  provide for the future sale by one party and purchase by another party of a specified amount of an underlying  asset at a specified price,  date, and time.  Entering into a contract to buy an underlying  asset is commonly  referred to as buying a  contract  or holding a long  position  in the  asset.  Entering  into a contract to sell an underlying  asset is commonly  referred to as selling a contract or holding a short position in the asset.
   The Equity Funds may buy and sell stock index futures  contracts,  financial futures and futures on portfolio  securities.  The International  Equity Fund may also enter into forward  foreign  currency  exchange  contracts.  The Fixed Income Fund may buy and sell financial futures contracts.
   Options
   Options are rights to buy or sell an  underlying  asset for a  specified  price (the exercise price) during,  or at the end of, a specified  period.  A call option gives the holder  (buyer) the right to buy the underlying  asset from the seller  (writer)
   of the  option.  A put  option  gives the  holder  the right to sell the  underlying asset to the writer of the  option.  The  writer of the  option  receives a payment, or premium,  from the buyer,  which the writer keeps regardless of whether the buyer uses (or exercises) the option.

   The Fixed Income Fund may:
   Buy call  options on portfolio  securities  and on  financial  futures  contracts in anticipation of an increase in the value of the underlying asset;
   Buy put options on  portfolio  securities  and on  financial  futures  contracts  in anticipation of a decrease in the value of the underlying asset; and
   Buy or write options to close out existing options positions.

   The Equity Funds may:
   Buy call options on portfolio  securities  and on stock index and financial  futures contracts in anticipation of an increase in the value of the underlying asset;
Buy put options on portfolio securities and on stock index and financial futures contracts in anticipation of a decrease in the value of the underlying asset; and
   Buy or write options to close out existing options positions.
   The Equity  Fund and Fixed  Income  Fund may also write  call  options on  portfolio securities to generate  income from premiums,  and in  anticipation of a decrease or only limited  increase in the value of the  underlying  asset.  If a call written by the Fund is  exercised,  the Fund  foregoes any possible  profit from an increase in the market price of the  underlying  asset over the exercise  price plus the premium received.
   When a Fund  writes  options  on  futures  contracts,  it will be  subject to margin requirements similar to those applied to futures contracts.
Special Transactions
   Repurchase Agreements
   Repurchase  agreements  are  transactions  in which a Fund  buys a  security  from a dealer or bank and agrees to sell the security  back at a mutually  agreed upon time and  price.  The  repurchase  price  exceeds  the sale  price,  reflecting  a Fund's return on the  transaction.  This return is unrelated  to the  interest  rate on the underlying  security.  The Funds  will enter into  repurchase  agreements  only with banks and other  recognized  financial  institutions,  such as  securities  dealers, deemed creditworthy by the Adviser.
   The Funds' custodian or sub-custodian will take possession of the securities subject to repurchase agreements.  The Adviser or sub-custodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.
   Repurchase agreements are subject to counterparty risks.
   Reverse Repurchase Agreements
   Reverse  repurchase  agreements  are  repurchase  agreements  in which a Fund is the seller (rather than the buyer) of the  securities,  and agrees to repurchase them at an agreed upon time and price.  A reverse  repurchase  agreement  may be viewed as a type  of  borrowing  by  a  Fund.  Reverse  repurchase  agreements  are  subject  to counterparty risks.
   Delayed Delivery Transactions
   Delayed   delivery   transactions,   including   when   issued   transactions,   are
   arrangements  in which a Fund buys  securities  for a set price,  with  payment  and delivery of the  securities  scheduled for a future time.  During the period between purchase  and  settlement,  no  payment  is made by the  Fund to the  issuer  and no interest  accrues to a Fund.  A Fund records the  transaction  when it agrees to buy the  securities  and reflects  their value in  determining  the price of its shares.
   Settlement  dates may be a month or more after entering into these  transactions  so that  the  market  values  of the  securities  bought  may vary  from  the  purchase prices.  Therefore,  delayed delivery  transactions  create market risks for a Fund.
   Delayed  delivery  transactions  also  involve  credit  risks  in  the  event  of  a counterparty default. These transactions create leverage risks.
   Securities Lending
   A  Fund  may  lend  portfolio   securities  to  borrowers  that  the  Adviser  deems
   creditworthy.  In  return,  the Fund  receives  cash or liquid  securities  from the borrower as  collateral.  The borrower  must furnish  additional  collateral  if the market value of the loaned  securities  increases.  Also,  the borrower must pay the
   Fund the equivalent of any dividends or interest received on the loaned securities.
The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund.  However, the Fund must pay interest to the borrower for the use of cash collateral.
   Loans are  subject to  termination  at the option of the Fund or the  borrower.  The
   Fund  will not have the  right to vote on  securities  while  they are on loan,  but they will  terminate a loan in  anticipation  of any  important  vote.  The Fund may pay  administrative  and  custodial  fees in  connection  with a loan  and may pay a negotiated  portion of the interest  earned on the cash  collateral  to a securities lending agent or broker.
   Securities  lending  activities are subject to market risks and counterparty  risks.
   These transactions create leverage risks.
   Asset Coverage
   In order to secure their  obligations in connection  with  derivatives  contracts or special  transactions,  a Fund will either own the underlying assets,  enter into an offsetting  transaction  or set aside  readily  marketable  securities  with a value that equals or exceeds  the Fund's  obligations.  Unless the Fund has other  readily marketable  assets  to set  aside,  it  cannot  trade  assets  used to  secure  such obligations  without entering into an offsetting  derivative contract or terminating
   a  special  transaction.   This  may  cause  the  Fund  to  miss  favorable  trading
   opportunities or to realize losses on derivative contracts or special transactions.
Investing in Securities of Other Investment Companies
A Fund may invest its assets in securities  of other  investment  companies,  including the  securities of affiliated  money market  funds,  as an efficient  means of carrying out its investment policies and managing its  uninvested cash.

Investment Ratings
A  nationally   recognized   statistical   rating   organization's   ("NRSRO")   rating
categories  are  determined  without  regard for  sub-categories  and  gradations.  For example,  with respect to the Prime Money Market Fund,  securities rated A-1 or A-1+ by
Standard  &  Poor's  Ratings  Group   ("S&P"),   P-1  by  Moody's   Investors   Service
("Moody's"),  or F-1 (+ or -) by  Fitch  Investors  Service,  Inc.  ("Fitch"),  are all
considered rated in the highest  short-term  rating  category,  and with respect to the
Michigan  Municipal Cash Fund,  securities  rated SP-1+,  SP-1 or SP-2 by S&P, MIG-1 or
MIG-by Moody's,  or F-1+, F-1 and F-2 by Fitch,  are all considered rated in one of the two highest short-term rating categories.
Investment Ratings for Investment Grade Securities
The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, the S & P assigns ratings to investment grade securities (AAA, AA, A, and
BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment that the security is comparable to investment grade.

INVESTMENT RISKS

There are many factors which may affect an  investment  in the Funds.  The Funds' risks are described below.
Stock Market Risks
o     The value of equity  securities in a Fund's  portfolio will rise and fall.  These fluctuations  could be a sustained trend or a drastic  movement.  A Fund's portfolio will reflect  changes in prices of individual  portfolio  stocks or general  changes in stock valuations. Consequently, the Fund's share price may decline.
o     The  Adviser  attempts  to  manage  market  risk by  limiting  the  amount a Fund invests in each  company's  equity  securities.  However,  diversification  will not protect a Fund against widespread or prolonged declines in the stock market.
Currency Risks
o     Exchange rates for currencies fluctuate daily. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.
o     The Adviser  attempts  to manage  currency  risk by limiting  the amount the Fund
   invests   in   securities   denominated   in   a   particular   currency.   However,
   diversification  will not protect the Fund  against a general  increase in the value of the U.S. dollar relative to other currencies.
Risks Related to Investing for Value
o     Due to their relatively low valuations, value stocks are typically less volatile than growth stocks.  For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development.  Further, value stocks tend to have higher dividends than growth stocks.  This means they depend less on price changes for returns and may lag behind growth stocks in an up market.
Risks Related to Investing for Growth
o     Due to their relatively high valuations, growth stocks are typically more volatile than value stocks.  For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development.  Further, growth stocks may not pay dividends or may pay lower dividends than value stocks.  This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.
Risks Related to Company Size
o     Generally,  the smaller  the market  capitalization  of a company,  the fewer the number of shares traded  daily,  the less liquid its stock and the more volatile its price.  Market  capitalization  is  determined  by  multiplying  the  number  of its outstanding shares by the current market price per share.
o     Companies  with smaller  market  capitalization  also tend to have unproven track records,  a limited  product or service  base and limited  access to capital.  These factors  also  increase  risks and make  these  companies  more  likely to fail than companies with larger market capitalization.
Risks of Foreign Investing
o     Foreign  securities pose additional  risks because foreign  economic or political conditions  may be less  favorable  than those of the United  States.  Securities in foreign  markets may also be subject to taxation  policies  that reduce  returns for
   U.S. investors.
o     Foreign companies may not provide information  (including  financial  statements)
   as  frequently or to as great an extent as companies in the United  States.  Foreign companies  may also receive less  coverage  than U.S.  companies by market  analysts
   and  the  financial  press.  In  addition,   foreign   countries  may  lack  uniform
   accounting,  auditing and financial reporting  standards or regulatory  requirements comparable to those applicable to U.S.  companies.  These factors may prevent a Fund and its Adviser from obtaining  information  concerning foreign companies that is as frequent,  extensive and reliable as the information  available concerning companies in the United States.
o     Foreign  countries may have  restrictions  on foreign  ownership of securities or
   may  impose   exchange   controls,   capital  flow   restrictions   or  repatriation
   restrictions which could adversely affect the liquidity of a Fund's investments.
Credit Risks
o     Credit  risk is the  possibility  that an issuer  will  default on a security  by failing to pay interest or principal  when due. If an issuer  defaults,  a Fund will lose money.
o     Many fixed  income  securities  receive  credit  ratings  from  services  such as
   Standard  & Poor's  and  Moody's  Investor  Services,  Inc.  These  services  assign ratings to securities by assessing the  likelihood of issuer  default.  Lower credit ratings  correspond  to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Adviser's credit assessment.
o     Fixed income  securities  generally  compensate for greater credit risk by paying interest at a higher rate.  The  difference  between the yield of a security and the yield of a U.S. Treasury  security with a comparable  maturity (the spread) measures the additional  interest paid for risk.  Spreads may increase  generally in response to adverse economic or market  conditions.  A security's spread may also increase if the  security's  rating  is  lowered,  or the  security  is  perceived  to  have  an increased  credit  risk.  An  increase  in the  spread  will  cause the price of the security to decline.
o     Credit risk includes the  possibility  that a party to a transaction  involving a
   Fund  will  fail  to meet  its  obligations.  This  could  cause a Fund to lose  the benefit  of the  transaction  or  prevent  a  Fund  from  selling  or  buying  other securities to implement its investment strategy.
Interest Rate Risks
o     Prices of fixed  income  securities  rise and fall in  response to changes in the interest  rate paid by similar  securities.  Generally,  when  interest  rates rise, prices  of fixed  income  securities  fall.  However,  market  factors,  such as the demand  for  particular  fixed  income  securities,  may cause the price of  certain fixed  income  securities  to fall  while  the  prices of other  securities  rise or remain unchanged.
o     Interest  rate  changes  have a  greater  effect  on the  price of  fixed  income securities  with longer  duration.  Duration  measures  the price  sensitivity  of a fixed income security to changes in interest rates.
Tax Risks
o     In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.
o     Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.
Call Risks
o     Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.
o     If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.
Prepayment Risks
o     Generally,  homeowners  have the  option to prepay  their  mortgages  at any time without penalty.  Homeowners  frequently refinance high interest rate mortgages when mortgage rates fall.  This results in the prepayment of mortgage  backed  securities with higher interest  rates.  Conversely,  prepayments due to refinancings  decrease when mortgage rates increase.  This extends the life of mortgage  backed  securities with lower  interest  rates.  Other  economic  factors can also lead to increases or decreases in  prepayments.  Increases in  prepayments of high interest rate mortgage backed  securities,  or decreases in  prepayments  of lower  interest  rate mortgage backed  securities,  may reduce their yield and price.  These factors,  particularly the  relationship  between interest rates and mortgage  prepayments  makes the price of mortgage  backed  securities  more volatile than many other types of fixed income securities with comparable credit risks.
o     Mortgage backed securities  generally  compensate for greater  prepayment risk by paying a higher  yield.  The  difference  between  the  yield of a  mortgage  backed security and the yield of a U.S. Treasury  security with a comparable  maturity (the spread)  measures  the  additional  interest  paid for risk.  Spreads  may  increase generally  in  response  to adverse  economic  or market  conditions.  A  security's spread  may  also  increase  if the  security  is  perceived  to have  an  increased prepayment  risk or perceived to have less market demand.  An increase in the spread will cause the price of the security to decline.
o     A Fund may have to reinvest the proceeds of mortgage  prepayments  in other fixed income  securities  with lower interest  rates,  higher  prepayment  risks, or other less favorable characteristics.

Leverage Risks
o     Leverage  risk is  created  when an  investment  exposes  the Funds to a level of risk that exceeds the amount  invested.  Changes in the value of such an  investment magnify the Funds' risk of loss and potential for gain.
o     Investments  can  have  these  same  results  if  their  returns  are  based on a multiple of a specified index, security, or other benchmark.
Euro Risks
o     A Fund may make  significant  investments in securities  denominated in the euro, the new single  currency  of the  European  Monetary  Union  (EMU).  Therefore,  the
   exchange rate between the euro and the U.S.  dollar will have a  significant  impact on the value of the Fund's investments.
o     With the  advent  of the  euro,  the  participating  countries  in the EMU can no longer  follow  independent  monetary  policies.  This may  limit  these  countries'
   ability to respond to economic  downturns or political  upheavals,  and consequently reduce the value of their foreign government securities.
Investment Limitations

Selling Short and Buying on Margin
   The Funds will not sell any  securities  short or purchase any  securities on margin but may  obtain  such  short-term  credits  as may be  necessary  for  clearance  of transactions.  With respect to the Fixed Income Fund and Equity  Funds,  the deposit or payment by a Fund of initial or variation  margin in  connection  with  financial futures  contracts or related  options  transactions  is not considered the purchase of a security on margin.

Issuing Senior Securities and Borrowing Money
   The Money Market  Funds and U.S.  Government  Securities  Fund will not issue senior securities  except  that they may borrow  money in amounts  up to  one-third  of the value of their respective total assets,  including the amounts  borrowed.  The Funds will  not  borrow  money  for  investment  leverage,  but  rather  as  a  temporary, extraordinary,  or emergency  measure to  facilitate  management of the portfolio by enabling  a Fund to meet  redemption  requests  when the  liquidation  of  portfolio securities  is deemed to be  inconvenient  or  disadvantageous.  The Funds  will not purchase any securities  while  borrowings in excess of 5% of their respective total assets are outstanding.
   The Equity Funds and Fixed Income Fund will not issue senior securities except that they may borrow money and engage in reverse repurchase agreements in amounts up to one-third of the value of their respective total assets, including the amounts borrowed. The Funds will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the
   Funds to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Funds will not purchase any securities while borrowings in excess of 5% of their respective total assets are outstanding.

Concentration of Investments
   The Equity  Plus Fund and the Fixed  Income  Fund will not invest 25% or more of the value of their  respective  total assets in any one industry,  except that the Funds may invest 25% or more of the value of their  respective  total assets in securities issued or  guaranteed  by the U.S.  government,  its agencies or  instrumentalities, and repurchase agreements collateralized by such securities.
   The  International  Equity  Fund and Small Cap Fund will not  invest  25% or more of the value of their  respective  total  assets in any one  industry,  except that the
   Funds may invest 25% or more of the value of their  respective  total assets in U.S.
   Government Securities, and repurchase agreements collateralized by such securities.
   U.S. Government Securities Fund will not concentrate in any one industry.
   Prime  Money  Market  Fund  will not  invest  25% or more of the  value of its total assets in any one industry.  However,  investing in bank  instruments  (such as time and demand deposits and  certificates of deposit),  U.S.  government  obligations or
   instruments  secured  by  these  money  market   instruments,   such  as  repurchase
   agreements, shall not be considered investments in any one industry.

Underwriting
   The Equity  Funds,  U.S.  Government  Securities  Fund,  Prime Money Market Fund and
   Michigan  Municipal Cash Fund will not underwrite any issue of securities  except as each Fund may be deemed to be an  underwriter  under the  Securities  Act of 1933 in
   connection   with  the  sale  of  securities  in  accordance   with  its  investment
   objective, policies, and limitations.
   Fixed Income Fund will not  underwrite  any issue of securities  except as it may be deemed to be an  underwriter  under the  Securities  Act of 1933 in connection  with the sale of  restricted  securities  in accordance  with its  investment  objective, policies, and limitations.

Lending Cash or Securities
   The  Equity  Funds  and the  Fixed  Income  Fund  will not lend any of their  assets except  portfolio  securities up to one-third of the value of their respective total
   assets.   This  shall  not  prevent  the  Funds  from  purchasing  U.S.   government
   obligations,  money market instruments,  bonds, debentures,  notes,  certificates of indebtedness,  or other  debt  securities,  and with  respect to Fixed  Income  Fund purchasing  variable rate demand  notes,  entering into  repurchase  agreements,  or engaging in other transactions  where permitted by the Funds' investment  objective, policies and limitations.
   U.S.  Government  Securities  Fund will not lend any of its  assets.  This shall not
   prevent  the   purchase  or  holding  of  U.S.   Treasury   securities,   repurchase
   agreements,  or other  transactions  which are  permitted  by the Fund's  investment objective and policies.
   Michigan  Municipal  Cash Fund will not lend any of its  assets  except  that it may acquire  publicly or non-publicly  issued  municipal bonds or temporary  investments or enter into  repurchase  agreements in accordance  with its investment  objective, policies, and limitations.
   Prime  Money  Market  Fund  will  not  lend any of its  assets,  except  that it may purchase or hold money  market  instruments,  including  repurchase  agreements  and variable amount demand master notes,  in accordance  with its investment  objective, policies, and limitations.
   U.S.  Treasury  Money  Market Fund will not lend any of its  assets,  except that it may purchase or hold U.S. Treasury  obligations,  including  repurchase  agreements, in accordance with its investment objective, policies, and limitations.

Pledging Assets
   The Equity Funds and Fixed Income Fund will not  mortgage,  pledge,  or  hypothecate any assets except to secure permitted  borrowings.  With respect to the Equity Funds and Fixed  Income Fund,  for  purposes of this  limitation,  the  following  are not deemed  to be  pledges:  margin  deposits  for the  purchase  and  sale  of  futures contract and related  options,  and segregation or collateral  arrangements  made in connection  with  options  activities.  With  respect  to  Fixed  Income  Fund,  the purchase  of  securities  on a  when-issued  basis is not  deemed  to be a pledge of assets.
   The Money Market Funds will not mortgage,  pledge,  or hypothecate any assets except to secure  permitted  borrowings.  In these cases, a Fund may pledge assets having a market value not exceeding the lesser of the dollar  amounts  borrowed or 10% of the value of total assets at the time of the pledge.

Investing in Real Estate
   The Equity Plus Fund and Fixed  Income Fund will not  purchase or sell real  estate,
   including  limited   partnership   interests,   although  they  may  invest  in  the
   securities  of issuers whose  business  involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.
   Small Cap Fund,  International  Equity  Fund,  Prime Money  Market Fund and Michigan
   Municipal  Cash  Fund  will not  purchase  or sell real  estate,  although  they may invest in the  securities  of issuers whose  business  involves the purchase or sale of real estate or in  securities  which are secured by real estate or  interests  in real estate.

Investing in Commodities, Commodity Contracts, or Commodity Futures Contracts
   The  Equity  Funds and Fixed  Income  Fund will not  purchase  or sell  commodities, commodity  contracts,  or commodity  futures contracts except to the extent that the
   Funds may engage in transactions involving futures contracts and related options.
   Prime  Money  Market  Fund and  Michigan  Municipal  Cash  Fund will not buy or sell commodities, commodity contracts, or commodities futures contracts.

Diversification of Investments
   With  respect  to 75% of the value of its  assets,  the  Equity  Plus Fund and Fixed
   Income Fund will not purchase  securities of any one issuer  (other than  securities issued or  guaranteed  by the  government  of the United  States or its  agencies or instrumentalities)  if, as a result,  more than 5% of the value of its total  assets would be invested in the  securities  of that  issuer.  Also,  the Fixed Income Fund and  Equity  Plus Fund will not  acquire  more  than 10% of the  outstanding  voting securities  of any one  issuer.  With  respect  to 100% of the value of its  assets,
   Prime Money Market Fund will not purchase  securities  of any one issuer (other than securities  issued or  guaranteed  by the  government  of the  United  States or its agencies  or  instrumentalities)  if, as a result,  more than 5% of the value of its total assets would be invested in the securities of that issuer.
   With respect to securities  comprising  75% of the value of their total assets,  the
   Small Cap Fund and  International  Equity Fund will not purchase  securities  of any one issuer (other than cash; cash items; U.S.  government  securities and repurchase agreements  collateralized  by such U.S.  government  securities;  and securities of other  investment  companies)  if, as a  result,  more than 5% of the value of their respective  total assets  would be invested in the  securities  of that  issuer,  or they would own more than 10% of the voting securities of that issuer.
   Michigan  Municipal  Cash Fund will not invest  more than 5% of its total  assets in
   the  securities  of  any  one  issuer  (except  cash  and  cash  items,   repurchase
   agreements   collateralized  by  U.S.  government  securities  and  U.S.  government obligations)  with respect to securities  comprising  75% of its assets.  Under this limitation  each  governmental  subdivision,  including  states and the  District of
   Columbia,  territories,  possessions  of  the  United  States,  or  their  political subdivisions,  agencies, authorities,  instrumentalities,  or similar entities, will be  considered a separate  issuer if its assets and revenues are separate from those of the  governmental  body  creating  it and the  security is backed only by its own assets and revenues.  Industrial  development  bonds,  backed only by the assets and revenues of a  nongovernmental  user,  are  considered  to be issued  solely by that user.  If in the  case of an  industrial  development  bond  or  governmental-issued security,  a governmental  or other entity  guarantees the security,  such guarantee would be  considered  a separate  security  issued by the  guarantor  as well as the other issuer,  subject to limited  exclusions  allowed by the Investment Company Act of 1940 ("the 1940 Act").

Investing in Restricted Securities
   Prime  Money  Market  Fund  will  not  invest  more  than 10% of its net  assets  in securities  subject to  restrictions  on resale under the federal  securities  laws, except for Section 4(2) commercial paper.
   Michigan  Municipal  Cash Fund will not invest more than 10% of the value of its net assets in securities  subject to  restrictions on resale under the Securities Act of
   1933.

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The above limitations cannot be changed unless authorized by the Board of Trustees
("Board") and by the "vote of a majority of its outstanding voting securities," as defined by the 1940 Act. The following limitations, however, may be changed by the
Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.
---------------------------------------------------------------------------------------

Pledging Assets
   U.S.  Government  Securities  Fund will not mortgage,  pledge,  or  hypothecate  any assets except to secure permitted  borrowings.  In these cases, it may pledge assets having a market value not  exceeding  the lesser of the dollar  amounts  borrowed or
   10% of the value of total assets at the time of the borrowing.

Investing in Restricted and Illiquid Securities
   U.S.  Government  Securities  Fund will not invest more than 15% of the value of its net assets in  securities  which are not readily  marketable  or which are otherwise considered illiquid,  including repurchase  agreements providing for settlement more than seven days after notice.
   Small Cap Fund and  International  Equity  Fund will not invest more than 15% of the value of their  respective  net  assets in  illiquid  securities  including  certain restricted  securities  not  determined to be liquid under  criteria  established by the Board, including  non-negotiable time deposits,  repurchase agreements providing for settlement in more than seven days after notice, and over-the-counter options.
   Equity  Plus Fund and Fixed  Income  Fund will not invest more than 15% of the value of their  respective  net  assets  in  illiquid  obligations,  including  repurchase
   agreements   providing  for  settlement  in  more  than  seven  days  after  notice, over-the-counter  options,  certain  restricted  securities  not  determined  by the
   Board to be liquid,  and  non-negotiable  fixed time deposits with  maturities  over seven days.
   The  Money  Market  Funds  will  not  invest  more  than  10% of the  value of their respective  net  assets in  illiquid  securities,  including  repurchase  agreements providing for  settlement in more than seven days after notice,  certain  restricted securities not determined by the Board to be liquid, and  non-negotiable  fixed time deposits with maturities over seven days.

Investing in Securities of Other Investment Companies
      The  Equity  Funds,  the  Bond  Funds,  Prime  Money  Market  Fund  and  Michigan
   Municipal  Cash Fund can each  acquire  up to 3% of the total  outstanding  stock of other  investment  companies,  and may invest in the securities of affiliated  money market funds as an efficient  means of managing  their  uninvested  cash.  The Funds will not be subject  to any other  limitations  with  regard to the  acquisition  of securities of other  investment  companies so long as the public  offering  price of each Fund's shares does not include a sales charge exceeding 1 1/2%.
   With respect to the Equity  Funds,  the Bond Funds,  and Money Market  Funds,  these limitations  are  not  applicable  if  the  securities  are  acquired  in a  merger, consolidation,  reorganization,  or acquisition of assets.  Nor are they applicable, with respect to Fixed Income Fund, to securities of investment  companies  that have been exempted from registration under the 1940 Act.
   It should be noted with  respect to the Equity  Funds,  the Bond Funds,  Prime Money
   Market Fund and  Michigan  Municipal  Cash Fund,  that  investment  companies  incur certain expenses,  such as investment  advisory,  custodian and transfer agent fees, and  therefore,  any  investment by a Fund in shares of another  investment  company would be subject to such duplicate expenses.

Investing in Put Options
   The Equity Funds and Fixed  Income Fund will not purchase put options on  securities unless the securities  are held in the Funds'  portfolio and not more than 5% of the value of the  respective  Fund's  total assets would be invested in premiums on open put option positions.

Writing Covered Call Options
   The Equity  Funds and Fixed  Income Fund will not write call  options on  securities unless  the  securities  are  held  in the  Funds'  portfolio  or  unless  a Fund is entitled to them in deliverable  form without further  payment or after  segregating cash in the amount of any further payment.

Dealing in Puts and Calls
   Michigan Municipal Cash Fund will not buy or sell puts, calls,  straddles,  spreads, or any  combination  of these,  except  that it may  purchase  municipal  securities accompanied by agreements of sellers to repurchase them at the Fund's option.

Purchasing Securities to Exercise Control
   The Equity  Funds and Fixed Income Fund will not  purchase  securities  of a company for purpose of exercising control or management.
   Except with respect to borrowing  money,  if a percentage  limitation  is adhered to at the time of  investment,  a later  increase or decrease in  percentage  resulting from any  change  in value or net  assets  will not  result in a  violation  of such restriction.
   For  purposes  of  the  Funds'  policies  and   limitations,   each  Fund  considers
   certificates  of deposit and demand and time deposits  issued by a U.S.  branch of a domestic  bank  or  savings  association  having  capital,  surplus,  and  undivided profits in excess of $100,000,000 at the time of investment to be "cash items."
Determining Market Value of Securities
With respect to the Prime Money  Market  Fund,  U.S.  Treasury  Money Market Fund,  and
Michigan  Municipal  Cash  Fund,  the  Board  has  decided  that  the best  method  for determining the value of portfolio  instruments is amortized  cost.  Under this method, portfolio  instruments are valued at the acquisition  cost as adjusted for amortization
of  premium  or   accumulation  of  discount  rather  than  at  current  market  value.
Accordingly,  neither  the amount of daily  income nor the net asset  value is affected by any  unrealized  appreciation  or  depreciation  of the  portfolio.  In  periods  of declining  interest  rates,  the indicated  daily yield on shares of a Fund computed by dividing  the  annualized  daily  income on a Fund's  portfolio  by the net asset value computed  as above may tend to be higher  than a  similar  computation  made by using a method of  valuation  based  upon  market  prices and  estimates.  In periods of rising interest rates, the opposite may be true.

The Funds' use of the amortized cost method of valuing  portfolio  instruments  depends on its  compliance  with certain  conditions in Rule 2a-7 (the "Rule")  promulgated  by the  Securities and Exchange  Commission  under the 1940 Act. Under the Rule, the Board must  establish  procedures  reasonably  designed to stabilize  the net asset value per share,  as computed for purposes of distribution  and  redemption,  at $1.00 per share, taking into account current market  conditions and a Fund's investment  objective.  The procedures  include  monitoring the  relationship  between the amortized cost value per share and the net asset  value per share  based upon  available  indications  of market value.  The  Board  will  decide  what,  if any,  steps  should  be taken if there is a difference  of more than 0.5 of 1%  between  the two  values.  The Board  will take any steps they consider  appropriate  (such as redemption in kind or shortening the average portfolio  maturity) to minimize any material  dilution or other unfair results arising from differences between the two methods of determining net asset value.

With respect to the Equity Plus Fund, Small Cap Fund,  International  Equity Fund, U.S.
Government  Securities  Fund,  and Fixed Income Fund,  the market  values of the Funds'
portfolio securities are determined as follows:

o     for equity  securities,  according  to the last sale price in the market in which
  they  are  primarily   traded   (either  a  national   securities   exchange  or  the
  over-the-counter market), if available;

o     in the absence of recorded  sales for equity  securities,  according  to the mean between the last closing bid and asked prices;

o     for  bonds  and  other  fixed  income  securities,  at the last  sale  price on a
  national  securities  exchange,  if  available,   otherwise,   as  determined  by  an
  independent pricing service;

o     futures  contracts  and options are valued at market  values  established  by the exchanges  on which  they are  traded at the  close of  trading  on such  exchanges.
   Options  traded in the  over-the-counter  market  are valued  according  to the mean between  the last bid and the last  asked  price for the  option as  provided  by an investment  dealer or other  financial  institution  that deals in the  option.  The
   Board may  determine in good faith that another  method of valuing such  investments is necessary to appraise their fair market value;

o     for  short-term  obligations,  according to the mean between bid and asked prices as furnished by an independent  pricing service,  except that short-term  obligations with  remaining  maturities  of less  than 60 days  at the  time of  purchase  may be valued at amortized  cost or at fair market value as  determined in good faith by the
  Board; and

o     for all  other  securities  at fair  value  as  determined  in good  faith by the
  Board.

Prices  provided by  independent  pricing  services may be determined  without  relying exclusively on quoted prices and may consider  institutional  trading in similar groups of securities,  yield, quality,  stability, risk, coupon rate, maturity, type of issue, trading  characteristics,  and other  market data or factors.  From time to time,  when prices  cannot be obtained  from an  independent  pricing  service,  securities  may be valued based on quotes from  broker-dealers or other financial  institutions that trade the securities.

Trading in Foreign Securities
Trading in foreign  securities  may be  completed  at times which vary from the closing of the New York Stock  Exchange  (NYSE).  In computing its NAV, the Funds value foreign securities  at the  latest  closing  price on the  exchange  on which  they are  traded immediately  prior to the closing of the NYSE.  Certain foreign currency exchange rates may also be  determined  at the latest rate prior to the  closing of the NYSE.  Foreign securities  quoted in foreign  currencies are translated  into U.S.  dollars at current rates.  Occasionally,  events that affect  these  values and  exchange  rates may occur between the times at which they are  determined  and the  closing of the NYSE.  If such events  materially  affect the value of portfolio  securities,  these securities may be valued at their fair value as determined  in good faith by the Funds'  Board,  although the actual calculation may be done by others.

WHAT DO SHARES COST?
=======================================================================================
You can purchase, redeem or exchange Fund shares any day the New York Stock Exchange
(NYSE) is open. The Equity Funds' and Bond Funds' net asset value (NAV) per Shares fluctuates and is based on the market value of all securities and other assets of the
Funds. The Money Market Funds attempt to stabilize the net asset value (NAV) of their
Shares at $1.00 by valuing the portfolio securities using the amortized cost method.
The Funds cannot guarantee that their NAV will always remain at $1.00 per Share. The
NAV for each class of Shares may differ due to the variance in daily net income realized by each Share class.  Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

REDUCING OR eliminating THE FRONT-END SALES CHARGE
(Small Cap Fund and International Equity Fund)
You can reduce or eliminate the applicable front-end sales charge, as follows:

Quantity Discounts
Larger purchases of the same Share class reduce or eliminate the sales charge you pay. You can combine purchases of Shares made on the same day by you, your spouse and your children under age 21. In addition, purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account can be combined.

Accumulated Purchases
If you make an additional purchase of Shares, you can count previous Share purchases still invested in the Fund in calculating the applicable sales charge on the additional purchase.

Concurrent Purchases
You can combine concurrent purchases of the same share class of two or more
Independence One Funds in calculating the applicable sales charge.

Letter of Intent - Class A Shares
You can sign a Letter of Intent committing to purchase a certain amount of the same class of Shares within a 13-month period to combine such purchases in calculating the sales charge. The Fund's custodian will hold Shares in escrow equal to the maximum applicable sales charge. If you complete the Letter of Intent, the Custodian will release the Shares in escrow to your account. If you do not fulfill the Letter of
Intent, the Custodian will redeem the appropriate amount from the Shares held in escrow to pay the sales charges that were not applied to your purchases.

Reinvestment Privilege
You may reinvest, within 120 days, your Share redemption proceeds at the next determined NAV without any sales charge.

HOW ARE THE FUNDS SOLD?
=======================================================================================
Under  the   Distributor's   Contract  with  the  Funds,  the  Distributor   (Federated
Securities Corp.) offers Shares on a continuous, best-efforts basis.

RULE 12b-1 PLAN (U.S. Treasury Money Market Fund, Michigan Municipal Cash Fund)
As a  compensation-type  plan,  the Rule 12b-1 Plan is designed to pay the  Distributor
(who  may  then pay  investment  professionals  such as  banks,  broker/dealers,  trust departments of banks,  and  registered  investment  advisers) for marketing  activities
(such  as  advertising,   printing  and   distributing   prospectuses,   and  providing
incentives  to  investment  professionals)  to promote  sales of Shares so that overall
Fund assets are  maintained  or increased.  This helps the Funds  achieve  economies of scale,  reduce per share expenses,  and provide cash for orderly  portfolio  management and  Share  redemptions.  In  addition,  the  Funds'  service  providers  that  receive asset-based  fees also benefit  from stable or  increasing  Fund assets.  The Funds may compensate  the  Distributor  more or less than its actual  marketing  expenses.  In no event will the Funds pay for any  expenses of the  Distributor  that exceed the maximum
Rule 12b-1 Plan fee.

The  maximum  Rule  12b-1  Plan  fee  that  can be  paid  in any  one  year  may not be sufficient  to cover the  marketing-related  expenses  the  Distributor  has  incurred.
Therefore, it may take the Distributor a number of years to recoup these expenses.

SHAREHOLDER SERVICES
   With  respect  to the Prime  Money  Market  Fund,  Class K Shares,  the Fund may pay
Independence  One Capital  Management  Corporation for providing  shareholder  services and maintaining  shareholder accounts.  Independence One Capital Management Corporation may select  others to  perform  these  services  for their  customers  and may pay them fees.

SUPPLEMENTAL PAYMENTS

Investment professionals (such as broker-dealers or banks) may be paid fees, in significant amounts, out of the assets of the Distributor (these fees do not come out of Fund assets). The Distributor may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution-related and/or shareholder services, such as advertising, providing incentives to their sales personnel, sponsoring other activities intended to promote sales, and maintaining shareholder accounts. These payments may be based upon such factors as the number or value of Shares the investment professional sells or may sell; the value of client assets invested; and/or the type and nature of sales or marketing support furnished by the investment professional.

EXCHANGING SECURITIES FOR FUND SHARES
=======================================================================================
With respect to the Equity Funds and Bond Funds, you may contact the Distributor to request a purchase of Shares in exchange for securities you own. The Funds reserve the right to determine whether to accept your securities and the minimum market value to accept. The Funds will value your securities in the same manner as they value their assets. This exchange is treated as a sale of your securities for federal tax purposes.

SUBACCOUNTING SERVICES
=======================================================================================
Certain  investment  professionals  may wish to use the transfer agent's  subaccounting system to minimize their internal  recordkeeping  requirements.  The transfer agent may charge  a fee  based  on the  level  of  subaccounting  services  rendered.  Investment professionals  holding Shares in a fiduciary,  agency,  custodial,  or similar capacity may  charge or pass  through  subaccounting  fees as part of or in  addition  to normal trust or agency  account  fees.  They may also charge fees for other  services that may be related to the ownership of Shares.  This  information  should,  therefore,  be read together  with any  agreement  between the  customer  and the  investment  professional
about  the  services   provided,   the  fees  charged  for  those  services,   and  any
restrictions and limitations imposed.

REDEMPTION IN KIND
=======================================================================================
Although the Funds  intend to pay Share  redemptions  in cash,  they reserve the right, as described  below, to pay the redemption  price in whole or in part by a distribution of the Funds' portfolio securities.

Because the Funds have  elected to be  governed  by Rule 18f-1 under the 1940 Act,  the
Funds are obligated to pay Share  redemptions  to any one  shareholder  in cash only up to the lesser of  $250,000  or 1% of the net  assets  represented  by such Share  class during any 90-day period.

Any Share  redemption  payment greater than this amount will also be in cash unless the
Funds' Board  determines  that  payment  should be in kind.  In such a case,  the Funds will pay all or a portion of the remainder of the  redemption in portfolio  securities, valued in the same way as the Funds  determine  their  NAV.  The  portfolio  securities will be  selected in a manner that the Funds'  Board deems fair and  equitable  and, to the extent available, such securities will be readily marketable.

Redemption  in kind is not as liquid as a cash  redemption.  If  redemption  is made in kind,  shareholders  receiving the portfolio  securities  and selling them before their maturity  could  receive less than the  redemption  value of the  securities  and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW
=======================================================================================
Under certain  circumstances,  shareholders  may be held personally  liable as partners under  Massachusetts  law for  obligations of the Trust.  To protect its  shareholders, the Trust has filed legal  documents with  Massachusetts  that  expressly  disclaim the liability of its shareholders for acts or obligations of the Trust.

In the  unlikely  event  a  shareholder  is held  personally  liable  for  the  Trust's obligations,  the Trust is required by the  Declaration of Trust to use its property to protect or  compensate  the  shareholder.  On request,  the Trust will defend any claim made and pay any  judgment  against  a  shareholder  for any act or  obligation  of the
Trust.  Therefore,  financial loss resulting from liability as a shareholder will occur only if the Trust itself  cannot meet its  obligations  to indemnify  shareholders  and pay judgments against them.

ACCOUNT AND SHARE INFORMATION
=======================================================================================

VOTING RIGHTS
Each share of each Fund gives the shareholder  one vote in Trustee  elections and other matters  submitted to shareholders  for vote. All Shares of the Trust have equal voting rights,  except that in matters  affecting only a particular Fund class are entitled to vote.

Trustees  may be  removed  by the  Board or by  shareholders  at a special  meeting.  A special  meeting of  shareholders  will be called by the Board upon the written request of shareholders  who own at least 10% of the Trust's  outstanding  shares of all series entitled to vote.

   As of June 1, 2001, the following  shareholders  owned of record,  beneficially,  or both, 5% or more of outstanding Shares of the following Funds:

Prime Money Market Fund
Pierson & Co., Farmington Hills, MI, owned approximately 157,787,348 Class K Shares
(31.08%).

Pierson & Co., Farmington Hills, MI, owned approximately 90,824,352 Class Y Shares
(44.38%); and L & L Products Inc., Romeo, MI, owned approximately 15,366,207 Class Y
Shares (7.51%).

U.S. Treasury Money Market Fund
Pierson & Co., Farmington Hills, MI, owned approximately 117,614,939 Shares (47.61%).

Michigan Municipal Cash Fund
Pierson & Co., Farmington Hills, MI, owned approximately 18,411,770 Shares (17.12%);
Christman Company, Lansing, MI, owned approximately 12,416,573 Shares (11.54%);
Diebolt International Inc., Plymouth, MI, owned approximately 6,690,330 Shares
(6.22%); and Clark Construction Company Inc., Lansing, MI, owned approximately
6,157,287 Shares (5.72%).

U.S. Government Securities Fund - Class A Shares
Pierson & Co., Farmington Hills, MI, owned approximately 3,944,538 Class A Shares
(98.00%).

Fixed Income Fund - Trust Shares
Pierson & Co., Farmington Hills, MI, owned approximately 8,274,416 Trust Shares
(91.88%).

Equity Plus Fund - Trust Shares
Pierson & Co., Farmington Hills, MI, owned approximately 11,355,017 Trust Shares
(82.93%); and Fidelity Investment Institutional Operations Co. Inc., Covington, KY,
as agent for certain employee benefit plans, owned approximately 1,876,396 Trust
Shares (13.70%).

Small Cap Fund - Class A Shares
Pierson & Co., Farmington Hills, MI, owned approximately 4,000,472 Class A Shares
(96.51%).

International Equity Fund - Class A Shares
Pierson & Co., Farmington Hills, MI, owned approximately 2,025,107 Class A Shares
(99.76%).

    Shareholders  owning 25% or more of  outstanding  Shares  may be in control  and be able to affect the outcome of certain matters presented for a vote of shareholders.

TAX INFORMATION
=======================================================================================

FEDERAL INCOME TAX
The Funds intend to meet  requirements  of  Subchapter  M of the Internal  Revenue Code
applicable to regulated investment  companies.  If these requirements are not met, they will not receive special tax treatment and will pay federal income tax.

Each  Fund  will be  treated  as a single,  separate  entity  for  federal  income  tax purposes so that income  earned and  capital  gains and losses  realized by the Trust's other portfolios will be separate from those realized by a Fund.

FOREIGN INVESTMENTS
If the Funds purchase foreign  securities,  their  investment  income may be subject to foreign  withholding  or other taxes that could reduce the return on these  securities.
Tax treaties between the United States and foreign  countries,  however,  may reduce or eliminate the amount of foreign  taxes to which a Fund would be subject.  The effective rate of  foreign  tax  cannot  be  predicted  since  the  amount  of Fund  assets to be invested within various  countries is uncertain.  However,  the Funds intend to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions  from a Fund may be based on estimates of book income for the year.  Book income  generally  consists  solely of the coupon  income  generated by the  portfolio,
whereas   tax-basis   income   includes  gains  or  losses   attributable  to  currency
fluctuation.  Due to  differences  in the  book  and  tax  treatment  of  fixed  income securities  denominated  in foreign  currencies,  it is difficult  to project  currency effects on an  interim  basis.  Therefore,  to the extent  that  currency  fluctuations cannot be  anticipated,  a portion of  distributions  to  shareholders  could  later be designated as a return of capital,  rather than income, for income tax purposes,  which may be of particular concern to simple trusts.

If a Fund invests in the stock of certain  foreign  corporations,  they may  constitute
Passive Foreign  Investment  Companies  (PFIC),  and the Fund may be subject to Federal income taxes upon disposition of PFIC investments.

If more  than  50% of the  value  of a  Fund's  assets  at the  end of the tax  year is represented  by stock or  securities  of  foreign  corporations,  the Fund  intends  to qualify  for  certain  Code  stipulations  that  would  allow  shareholders  to claim a foreign tax credit or  deduction on their U.S.  income tax returns.  The Code may limit a  shareholder's  ability  to claim a foreign  tax  credit.  Shareholders  who elect to deduct  their  portion of a Fund's  foreign  taxes  rather  than take the  foreign  tax credit must itemize deductions on their income tax returns.

MICHIGAN TAXES (Michigan Municipal Cash Fund)
Under existing Michigan laws,  distributions  made by the Michigan  Municipal Cash Fund will not be  subject  to  Michigan  personal  income  taxes  to the  extent  that  such distributions  qualify as  "exempt-interest  dividends" under the Internal Revenue Code of 1986, as amended,  and represent  (i) interest from  obligations  of Michigan or any of its  political  subdivisions  or (ii) income from  obligations  of the United States government  which are  exempted  from  state  income  taxation  by a law of the  United
States.

Distributions  by the Fund are not subject to the Michigan  Single  Business Tax to the extent that such  distributions  are derived from interest on  obligations  of Michigan or its political  subdivisions,  or  obligations of the United States  government  that are exempt from state taxation by a law of the United States.

Certain  municipalities  in  Michigan  also  impose an income  tax on  individuals  and corporations.  However,  to the extent that the dividends from the Fund are exempt from federal  regular  income  taxes,  such  dividends  also  will be exempt  from  Michigan municipal income taxes.

Other State and Local Taxes

Income  from the  Michigan  Municipal  Cash Fund is not  necessarily  free  from  state
income  taxes  in  states  other  than  Michigan  or  from  personal   property  taxes.
Shareholders  are urged to  consult  their own tax  advisers  regarding  the  status of their accounts under state and local tax laws.

WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS?
=======================================================================================

BOARD OF TRUSTEES
The Board is responsible for managing the Trust's  business  affairs and for exercising all the Trust's powers except those reserved for the  shareholders.  Information  about each Board member is provided below and includes each person's:  name,  address,  birth date,  present  position(s)  held with the Trust,  principal  occupations  for the past five  years  and  positions  held  prior to the past  five  years,  total  compensation received as a Trustee  from the Trust for its most  recent  fiscal  year.  The Trust is comprised of eight funds.

   As of June 1, 2001,  the Funds'  Board and Officers as a group owned less than 1% of the Funds' outstanding Shares.

An asterisk (*) denotes a Trustee who is deemed to be an  interested  person as defined in the  1940  Act.  A  pound  sign  (#)  denotes  a  Member  of the  Board's  Executive
Committee, which handles the Board's responsibilities between its meetings.

--------------------
Name                                                           Aggregate
Birth Date            Principal Occupations                    ------------
Address               for Past Five Years                      Compensation
Position With Trust                                            ------------
                                                               From Trust
Robert E. Baker       Retired; formerly, Vice Chairman,             $19,200
Birth Date: May 6,    Chrysler Financial Corporation.
1930
4327 Stoneleigh
Road
Bloomfield Hills,
MI
 TRUSTEE
----------------------Managing Partner, Berry Investment     --------------
Harold Berry          Company, Berry Enterprises, Berry             $19,200
Birth Date:           Ventures.
September 17, 1925
290 Franklin Center
29100 Northwestern
Highway
Southfield, MI
TRUSTEE
----------------------President, Forbes/Cohen Properties,    --------------
Nathan Forbes*        President and Partner, The Forbes             $19,200
Birth Date:           Company.
December 5, 1962
26580 Willowgreen
Drive
Franklin, MI
TRUSTEE
--------------------  -----------------------------------------------------
Harry J.              Chairman, Nederlander Enterprises             $19,200
Nederlander#
Birth Date:
September 5, 1917
74 E. Long Lake Road
--------------------
2nd Floor
Bloomfield Hills, MI
TRUSTEE
--------------------  ---------------------------------------  ------------
Thomas S. Wilson#     President and CEO of the Detroit              $19,200
Birth Date: October   Pistons; President and CEO, Palace
8, 1949               Sports Entertainment.
Two Championship
Drive
Auburn Hills, MI
TRUSTEE
---------------------------------------------------------------------------
Edward C. Gonzales    Trustee or Director of some of the                 $0
--------------------  Funds in the Federated Fund Complex;
Birth Date: October   President, Executive Vice President
22, 1930              and Treasurer of some of the Funds in
Federated Investors   the Federated Fund Complex; Vice
Tower                 Chairman, Federated Investors, Inc.;
1001 Liberty Avenue   Vice President, Federated Investment
Pittsburgh, PA        Management Company and Federated
PRESIDENT             Investment Counseling, Federated
                      Global Investment Management Corp. and
                      Passport Research, Ltd.; Executive
                      Vice President and Director, Federated
                      Securities Corp.; Trustee, Federated
                      Shareholder Services Company.
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Richard J. Thomas     Treasurer of the Federated Fund          ------------
Birth Date: June      Complex; Senior Vice President,                    $0
17, 1954              Federated Administrative Services;
Federated Investors   formerly: Vice President, Federated
Tower                 Administrative Services; held various
1001 Liberty Avenue   management positions within Funds
Pittsburgh, PA        Financial Services Division of
TREASURER             Federated Investors, Inc.
----------------------Vice President - Funds Financial       --------------
Jeffrey W. Sterling   Services Division, Federated                       $0
Birth Date:           Investors, Inc.; formerly: various
February 5, 1947      management positions within Funds
Federated Investors   Financial Services Division of
Tower                 Federated Investors, Inc.
1001 Liberty Avenue
Pittsburgh, PA
VICE PRESIDENT AND
ASSISTANT TREASURER
--------------------  -----------------------------------------------------
C. Grant Anderson     Corporate Counsel, Federated                       $0
--------------------  Investors, Inc.
Birth Date:
November 6, 1940
Federated Investors
Tower
1001 Liberty Avenue
Pittsburgh, PA
SECRETARY
----------------------------------------------------------------------------

INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the Funds.

The  Adviser  shall not be liable to the Trust or any Fund  shareholder  for any losses that  may be  sustained  in the  purchase,  holding,  or  sale of any  security  or for
anything  done  or  omitted  by  it,  except  acts  or  omissions   involving   willful
misfeasance,  bad faith, gross negligence,  or reckless disregard of the duties imposed upon it by its contract with the Trust.

Other Related Services
Affiliates  of  the  Adviser  may,  from  time  to  time,  provide  certain  electronic equipment and software to  institutional  customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

Code of Ethics Restrictions on Personal Trading

As required by SEC rules, the Funds, their Adviser and their Distributor have adopted codes of ethics.  These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees.  Although they do permit these people to trade in securities, including those that the Funds could buy, they also contain significant safeguards designed to protect the Funds and their shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

BROKERAGE TRANSACTIONS
When  selecting  brokers  and  dealers to handle  the  purchase  and sale of  portfolio instruments,  the  Adviser  looks for  prompt  execution  of the  order at a  favorable price.  The Adviser will  generally  use those who are  recognized  dealers in specific portfolio  instruments,  except when a better  price and  execution of the order can be obtained  elsewhere.  With respect to the Equity Funds and Bond Funds,  the Adviser may select  brokers and dealers  based on whether  they also offer  research  services  (as described  below).  In  selecting  among  firms  believed to meet these  criteria,  the
Adviser may give  consideration  to those  firms which have sold or are selling  Shares of the Funds and other funds  distributed by the Distributor  and its  affiliates.  The
Adviser  makes  decisions on  portfolio  transactions  and selects  brokers and dealers subject to review by the Funds' Board.

Research Services
Research   services  may  include  advice  as  to  the  advisability  of  investing  in
securities;   security  analysis  and  reports;  economic  studies;  industry  studies;
receipt of  quotations  for  portfolio  evaluations;  and  similar  services.  Research services  may be used by the Adviser in  advising  other  accounts.  To the extent that receipt  of  these  services  may  replace  services  for  which  the  Adviser  or  its affiliates  might  otherwise  have paid,  it would tend to reduce their  expenses.  The
Adviser and its affiliates  exercise  reasonable  business  judgment in selecting those brokers who offer brokerage and research services to execute  securities  transactions.
They  determine in good faith that  commissions  charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

   For the fiscal  years  ended  April 30,  2001,  2000 and 1999,  the Equity Plus Fund
paid total brokerage commissions of $112,903,  $41,511, and $56,051  respectively.  For the fiscal  years ended April 30,  2001,  2000 and 1999,  the Small Cap Fund paid total
brokerage   commissions  of  $39,629,   $23,773  and  $37,216,   respectively  and  the
International Equity Fund paid brokerage  commissions of $54,264,  $36,279 and $43,448, respectively.

Investment  decisions  for the  Funds  are  made  independently  from  those  of  other accounts  managed  by the  Adviser.  When the Funds  and one or more of those  accounts invests in, or disposes of, the same security,  available  investments or opportunities for sales will be allocated  among the Funds and the  account(s)  in a manner  believed by the Adviser to be equitable.  While the  coordination  and ability to participate in volume  transactions  may benefit the Funds,  it is possible that this procedure  could adversely  impact the price paid or received  and/or the position  obtained or disposed of by the Funds.

ADMINISTRATOR
Federated Administrative  Services, a subsidiary of Federated,  provides administrative personnel  and services  (including  certain legal and  financial  reporting  services)
necessary to operate the Funds.  Federated  Administrative  Services  provides these at the  following  annual rate of the average  aggregate  daily net assets of the Trust as specified below:

Maximum                   Average Aggregate Daily Net Assets of the
Administrative Fee        Trust
0.150 of 1%               on the first $250 million
0.125 of 1%               on the next $250 million
0.100 of 1%               on the next $250 million
0.075 of 1%               on assets in excess of $750 million
The administrative fee received during any fiscal year shall be at least  $50,000 per portfolio. Federated Administrative Services may voluntarily waive a portion of its fee and may reimburse the Funds for expenses.
---------------------------------------------------------------------------------------

Federated Administrative Services also provides certain accounting and recordkeeping services with respect to the Funds' portfolio investments for a fee based on the
Funds' assets plus out-of-pocket expenses.

CUSTODIAN
Michigan  National Bank,  Farmington Hills,  Michigan,  is custodian for the securities and cash of the Funds.  Under the  Custodian  Agreement,  Michigan  National Bank holds the Funds'  portfolio  securities in  safekeeping  and keeps all necessary  records and documents relating to its duties.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated  Services  Company,   through  its  registered   transfer  agent  subsidiary,
Federated  Shareholder Services Company,  maintains all necessary  shareholder records.
The  Funds  pay the  transfer  agent a fee  based on the  size,  type,  and  number  of accounts and transactions made by shareholders.

INDEPENDENT auditors
The  independent  auditors for the Funds,  KPMG LLP,  plans and performs their audit so that it may  provide  an opinion as to whether  the  Funds'  financial  statements  and financial highlights are free of material misstatements.

FEES PAID BY THE FUNDS FOR SERVICES
-------------------------------------------------------------------------------------------
Fund                 Advisory Fee Paid/      Sub-Advisory Fee Paid/  Administrative Fee
                     Advisory Fee Waived        Sub-Advisory Fee           Paid/
                                                     Waived          Administrative Fee
                                                                           Waived
                                                                    -----------------------
                 --------------------------------------------------------------------------
                  For the fiscal year ended   For the fiscal year   For the fiscal year
                          April 30,                  ended                 ended
                                                   April 30,             April 30,
                 --------------------------------------------------------------------------
                 --------------------------------------------------------------------------
                   2001     2000      1999    2001   2000    1999   2001    2000    1999
-------------------------------------------------------------------------------------------
Equity Plus Fund $1,277,33$1,260,497$946,337/$95,937$107,603$85,083$314,441$312,859$241,610/
                 $319,332 $315,124  $259,906 $0     $0             $0      $0      $0
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Small Cap Fund   $200,839/$169,653/ $77,419/ $19,641$16,506 N/A    $50,000/$50,000/$43,699/
                 $3,051   $0        $32,156  $0                    $10,442 $16,312 $34,504
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
International    $234,624/$198,536/ $63,745/ $74,661$60,139/$16,359$50,000/$50,000/$29,864/
Equity Fund      $70,475  $83,476   $63,745  $0     $0             $26,907 $37,201 $29,864
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
U.S. Government  $316,038/$359,790/ $467,877/$0     $0      $0     $50,000/$51,051/$68,475/
Securities Fund  $225,741 $205,594  $273,903                       $5,527  $0      $0
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Fixed Income     $710,577/$669,504/ $608,131/N/A    N/A     N/A    $93,323/$88,640/$82,964/
Fund             $426,354 $401,702  $372,219                       $0      $0      $0
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Prime Money      $2,920,92$2,796,477$2,307,35N/A    N/A     N/A    $718,940$693,957$588,977/
Market Fund      $1,825,57$1,747,798$1,442,099                     $0      $0      $0
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
U.S. Treasury    $971,788/$882,256/ $1,028,20N/A    N/A     N/A    $239,230$218,960$263,394/
Money Market     $0       $0        $0                             $0      $0      $0
Fund
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Michigan         $407,058/$392,896/ $467,103/N/A    N/A     N/A    $100,232$97,509/$119,511/
Municipal Cash   $152,646 147,336   $175,163                       $0      $0      $0
Fund
-------------------------------------------------------------------------------------------

Fees are allocated  among classes based on their pro rata share of Fund assets,  except for marketing
(Rule  12b-1)  fees  and  shareholder  services  fees,  which  are  borne  only  by the applicable class of Shares.

12b-1Fees

The  U.S.  Treasury  Money  Market  Fund  and  Michigan  Municipal  Cash  Fund  are not
currently  paying  12b-1 fees under the  Distribution  Plan.  Should the Funds begin to pay these fees, shareholders will be notified.

Shareholder Services Fees

For the fiscal year ended  April 30,  2001,  Prime  Money  Market Fund (Class K Shares)
paid $1,263,300 in shareholder services fees.

HOW DO THE FUNDS MEASURE PERFORMANCE?
=======================================================================================
The  Funds  may  advertise  Share  performance  by using the  Securities  and  Exchange
Commission's  (SEC)  standard  method for  calculating  performance  applicable  to all mutual  funds.  The SEC  also  permits  this  standard  performance  information  to be accompanied by non-standard performance information.

Share performance reflects the effect of non-recurring  charges,  such as maximum sales
charges,  which,  if  excluded,   would  increase  the  total  return  and  yield.  The
performance  of Shares  depends upon such  variables  as:  portfolio  quality;  average portfolio  maturity;  type and  value of  portfolio  securities;  changes  in  interest rates;  changes or  differences  in the Funds' or any class of  Shares'  expenses;  and various other factors.

Share  performance  fluctuates on a daily basis largely because net earnings  fluctuate daily.  Both net earnings and offering  price per Share are factors in the  computation of yield and total return.

   average Annual Total Returns,Yield, effective yield and tax equivalent yield

---------------------------------------------------------------------------------------
FUNDS         Equity  Small    InternatiU.S.     Fixed   Prime   Prime  U.S.    Michigan
              Plus    Cap Fund Equity   GovernmenIncome  Money   Money  TreasuryMunicipal
               Fund   Class A    Fund   SecuritiesFund   Market  Market Money   Cash
              Trust    Shares  Class A    Fund   Trust   Fund    Fund   Market   Fund
              Shares            Shares  Class A  Shares  Class   Class   Fund
              -------                    Shares          K       Y
                                                         Shares  Shares
---------------------------------------------------------------------------------------
   Average
Annual Total
   Return
   for the
  following   (17.64)%0.50%    (18.20)% 5.61%    9.76%   5.89%   6.15%  5.55%   3.56%
   periods    15.80%  N/A      N/A      5.89%    6.18%   5.20%   5.46%  4.94%   3.15%
 ended April  N/A     N/A      N/A      N/A      N/A     4.65%   N/A    4.48%   2.97%
  30, 2001    16.88%  3.85%    5.51%    5.85%    5.80%   5.21%   5.48%  5.02%   3.36%
  One Year    (a)     (b)      (c)      (d)      (e)     (f)     (g)    (h)     (i)
 Five Years
  Ten Years
    Since
  Inception
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
    Yield       N/A     N/A      N/A      N/A      N/A    4.50%  4.75%   3.90%  3.60%
   for the
7-day period
 ended April
  30, 2001
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
    Yield      0.71%   0.00%    0.00%    4.59%    4.84%   4.67%  4.92%   4.12%  3.29%
   for the
   30-day
period ended
  April 30,
    2000
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
  Effective     N/A     N/A      N/A      N/A      N/A    4.60%  4.87%   3.98%  3.67%
    Yield
   for the
7-day period
 ended April
  30, 2001
              -------------------------------------------------------------------------
---------------------------------------------------------------------------------------
     Tax        N/A     N/A      N/A      N/A      N/A     N/A    N/A     N/A   6.41%
 Equivalent
    Yield
   for the
7-day period
 ended April
  30, 2001
---------------------------------------------------------------------------------------
Start of performance dates:  (a) September 25, 1995; (b) June 22, 1998; (c) September
25, 1998; (d) January 11, 1993; (e) October 23, 1995; (f) June 1, 1989; (g) May 1,
1995; (h) June 1, 1989; and (i) June 1, 1989.

TOTAL RETURN

Total return  represents the change  (expressed as a percentage) in the value of Shares over a specific  period of time,  and  includes  the  investment  of income and capital gains distributions.

The average  annual  total return for Shares is the average  compounded  rate of return for a given  period  that  would  equate  a $1,000  initial  investment  to the  ending redeemable  value of that  investment.  The  ending  redeemable  value is  computed  by multiplying  the  number of Shares  owned at the end of the period by the NAV per Share at the end of the  period.  The  number  of  Shares  owned at the end of the  period is based on the number of Shares  purchased  at the  beginning  of the period with $1,000, less any applicable  sales charge,  adjusted over the period by any additional  Shares, assuming the annual reinvestment of all dividends and distributions.

yield

With respect to the Equity Funds and Bond Funds,  the yield of Shares is  calculated by dividing:  (i) the net  investment  income per Share earned by the Shares over a 30-day period;  by (ii) the  maximum  offering  price per Share on the last day of the period.
This  number is then  annualized  using  semi-annual  compounding.  This means that the amount of income  generated  during the 30-day  period is assumed to be generated  each month over a 12-month  period and is reinvested  every six months.  The effective yield is calculated by  compounding  the  unannualized  base-period  return by: adding one to the  base-period  return,  raising the sum to the 365/7th power;  and  subtracting  one from the  result.  The yield and  effective  yield do not  necessarily  reflect  income actually  earned by Shares  because of  certain  adjustments  required  by the SEC and, therefore,  may  not  correlate  to  the  dividends  or  other  distributions  paid  to shareholders.

To the extent  investment  professionals and  broker/dealers  charge fees in connection with  services  provided  in  conjunction  with an  investment  in  Shares,  the  Share performance is lower for shareholders paying those fees.

With  respect to the Money  Market  Funds,  the yield of Shares is based upon the seven days  ending on the day of the  calculation,  called the "base  period."  This yield is calculated by:  determining the net change in the value of a hypothetical  account with a  balance  of one  Share at the  beginning  of the base  period,  with the net  change excluding  capital changes but including the value of any additional  Shares  purchased with  dividends  earned from the original one Share and all  dividends  declared on the original and any purchased  Shares;  dividing the net change in the account's  value by the value of the  account at the  beginning  of the base period to  determine  the base period return;  and  multiplying  the base period return by 365/7.  The effective yield is calculated by  compounding  the  unannualized  base-period  return by: adding one to the  base-period  return,  raising the sum to the 365/7th power;  and  subtracting  one from the result.

To the extent  investment  professionals and  broker/dealers  charge fees in connection with  services  provided  in  conjunction  with an  investment  in  Shares,  the  Share performance is lower for shareholders paying those fees.

TAX EQUIVALENCY TABLE (Michigan Municipal Cash Fund)

Set forth below is a sample of a tax-equivalency table that may be used in advertising and sales literature. This table is for illustrative purposes only and is not representative of past or future performance of the Fund. The interest earned by the municipal securities owned by the Fund generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of the Fund's income may be subject to the federal alternative minimum tax and state and/or local taxes.

   TAX EQUIVALENCY TABLE
Taxable Yield Equivalent for 2001 - STATE OF MICHIGAN

Tax Bracket:
     Federal               15.00%      28.00%      31.00%       36.00%    39.60%

Combined Federal and State 19.20%      32.20%      35.20%       40.20%    43.80%
---------------------------------------------------------------------------------
Joint Return              $1-45,20$45,201-109,$109,251-166,$166,451-297Over
                                                                         297,300
Single Return             $1-27,05$27,051-65,5$65,551-136,7$136,751-297Over
                                                                         297,300
Tax Exempt Yield:         Taxable Yield Equivalent:
0.50%                       0.62%       0.74%       0.77%       0.84%      0.89%
1.00%                       1.24%       1.47%       1.54%       1.67%      1.78%
1.50%                       1.86%       2.21%       2.31%       2.51%      2.67%
2.00%                       2.48%       2.95%       3.09%       3.34%      3.56%
2.50%                       3.09%       3.69%       3.86%       4.18%      4.45%
3.00%                       3.71%       4.42%       4.63%       5.02%      5.34%
3.50%                       4.33%       5.16%       5.40%       5.85%      6.23%
4.00%                       4.95%       5.90%       6.17%       6.69%      7.12%
4.50%                       5.57%       6.64%       6.94%       7.53%      8.01%
5.00%                       6.19%       7.37%       7.72%       8.36%      8.90%
5.50%                       6.81%       8.11%       8.49%       9.20%      9.79%
6.00%                       7.43%       8.85%       9.26%      10.03%     10.68%
6.50%                       8.04%       9.59%      10.03%      10.87%     11.57%
7.00%                       8.66%      10.32%      10.80%      11.71%     12.46%
7.50%                       9.28%      11.06%      11.57%      12.54%     13.35%
8.00%                       9.90%      11.80%      12.35%      13.38%     14.23%
8.50%                      10.52%      12.54%      13.12%      14.21%     15.12%
9.00%                      11.14%      13.27%      13.89%      15.05%     16.01%
9.50%                      11.76%      14.01%      14.66%      15.89%     16.90%
10.00%                     12.38%      14.75%      15.43%      16.72%     17.79%
10.50%                     13.00%      15.49%      16.20%      17.56%     18.68%
11.00%                     13.61%      16.22%      16.98%      18.39%     19.57%
Note:  The maximum marginal tax rate for each bracket was used in calculating the
taxable yield equivalent.   Furthermore, additional state and local taxes paid on
comparable taxable investments were not used to increase federal deductions.
---------------------------------------------------------------------------------------

PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o     references to ratings,  rankings,  and financial  publications and/or performance comparisons of Shares to certain indices;

o     charts,  graphs  and  illustrations  using the  Funds'  returns,  or  returns  in general,  that  demonstrate  investment  concepts such as  tax-deferred  compounding, dollar-cost averaging and systematic investment;

o     discussions of economic,  financial and political  developments  and their impact on the  securities  market,  including  the  portfolio  manager's  views  on how such developments could impact the Funds; and

o     information  about the mutual fund industry  from sources such as the  Investment
  Company Institute.

The Funds may compare their  performance,  or  performance  for the types of securities in which they invest, to a variety of other  investments,  including  federally insured bank  products such as bank savings  accounts,  certificates  of deposit,  and Treasury bills.

The Funds may quote  information from reliable sources regarding  individual  countries and regions, world stock exchanges, and economic and demographic statistics.

You may use  financial  publications  and/or  indices to obtain a more complete view of
Share  performance.  When  comparing  performance,  you should  consider  all  relevant factors  such as the  composition  of the index  used,  prevailing  market  conditions, portfolio  compositions of other funds, and methods used to value portfolio  securities and compute offering price. The financial  publications  and/or indices which the Funds use in advertising may include:

EQUITY FUNDS

o     Standard  & Poor's  Composite  Index of 500  Stocks,  Standard & Poor's 100 Index
  and Standard & Poor's SmallCap 600 Composite  Stock Price Index,  which are composite indices  of common  stocks in  industry,  transportation,  and  financial  and public utility  companies,  can be compared to the total  returns of funds whose  portfolios are invested  primarily in common stocks. In addition,  the Standard & Poor's indices assume  reinvestment  of all dividends paid by stocks listed on the index.  Taxes due on any of these  distributions  are not  included,  nor are  brokerage  or other fees calculated in Standard & Poor's figures.

o     Lipper  Analytical  Services,  Inc.  ranks funds in various  fund  categories  by making  comparative  calculations  using  total  return.  Total  return  assumes  the reinvestment of all capital gains  distributions  and income dividends and takes into account  any change in the  maximum  offering  price over a specific  period of time.
  From time to time, a Fund will quote its Lipper  ranking and category in  advertising and sales literature.

o     Morningstar,  Inc. is an  independent  rating  service,  is the  publisher of the
  bi-weekly   Mutual  Fund   Values.   Mutual   Fund  Values   rates  more  than  1,000
  NASDAQ-listed  mutual funds of all types,  according to their risk-adjusted  returns.
  The maximum rating is five stars, and ratings are effective for two weeks.

o     Morgan  Stanley  Capital  International  EAFE  Index  is  an  arithmetic,  market value-weighted  average  of the  performance  of over 1,000  securities  on the stock exchanges of countries in Europe, Australia and the Far East.

o     Morgan  Stanley  Capital  International  Europe  Index is an  unmanaged  index of common stocks that includes fourteen countries throughout Europe.

o     Morgan  Stanley  Capital  International  Japan  Index  is an  unmanaged  index of common stocks.

o     Morgan  Stanley  Capital  International  World  Index  is an  arithmetic,  market value-weighted  average of the  performance  of over 1,470  securities  listed on the stock  exchanges  of  countries in Europe,  Australia,  the Far East,  Canada and the
  United States.

BOND FUNDS

o     Lipper  Analytical  Services,  Inc.  ranks funds in various  fund  categories  by making  comparative  calculations  using  total  return.  Total  return  assumes  the reinvestment of all capital gains  distributions  and income dividends and takes into account  any change in net asset value over a specific  period of time.  From time to time,  a Fund  will  quote  its  ranking  from  its  respective  Lipper  category  in advertising and sales literature.

o     Morningstar,  Inc.,  an  independent  rating  service,  is the  publisher  of the bi-weekly  Mutual  Fund  Values.  Mutual  Fund  Values  rates more than 1,000  NASDAQ listed  mutual funds of all types,  according  to their  risk-adjusted  returns.  The maximum rating is five stars, and ratings are effective for two weeks.

o     Merrill  Lynch  U.S.  Treasury/Agency  Master  Index  is an  index  comprised  of long-term bonds publicly issued by the U.S. government or its agencies.

o     Merrill  Lynch 1-10  Years  U.S.  Corporate/Government  Bond  Index  tracks  U.S.
  government securities with maturities between 1 and 9.99 years.

o     Lehman  Brothers  Government  Bond Index is an unmanaged  index  comprised of all publicly  issued,  non-convertible  domestic  debt  of the  U.S.  government,  or any agency  thereof,  or any  quasi-federal  corporation and of corporate debt guaranteed by the  U.S.  government.  Lehman  Brothers  Government/Corporate  (Total)  Index  is
  comprised  of  approximately  5,000  issues  which  include:   non-convertible  bonds
  publicly issued by the U.S.  government or its agencies;  corporate bonds  guaranteed by the U.S.  government and quasi-federal  corporations;  and publicly issued,  fixed rate,  non-convertible  domestic  bonds of companies in industry,  public  utilities, and finance.  The average maturity of these bonds  approximates  nine years.  Tracked by Lehman Brothers,  the index  calculates total returns for one-month,  three-month, twelve-month, and ten-year periods and year-to-date.

o     Lehman  Brothers  Intermediate  Government/Corporate  Bond Index is an  unmanaged index  comprised  of all the bonds  issued by the U.S.  Government  its  agencies and instrumentalities  and corporations with maturities  between 1 and 9.99 years.  Total return is based on price  appreciation/depreciation  and  income as a  percentage  of the original investment. Indices are rebalanced monthly by market capitalization.

o     Lehman  Brothers  Seven Year State General  Obligation  Bond Index is an index of general obligation bonds rated Baa or better with 6-8 years to maturity.

MONEY MARKET FUNDS

o     Lipper  Analytical  Services,  Inc. ranks funds in various fund categories  using
  total  return.   Total  return  assumes  the   reinvestment   of  all  capital  gains
  distributions  and income  dividends  and takes into  account any change in net asset value  over a  specific  period  of time.  From time to time,  a Fund will  quote its
  Lipper ranking in advertising and sales literature.

o     Money,  a  monthly  magazine,  regularly  ranks  money  market  funds in  various categories based on the latest available seven-day compound  (effective) yield. From time to time,  a Fund  will  quote  its  Money  ranking  in  advertising  and  sales literature.

o        iMoneynet,  Inc.'s  Money Fund  Report,  iMoneynet,  Inc.'s  Money Fund Report
   publishes  annualized yields of money market funds weekly.  iMoneynet,  Inc.'s Money
   Market Insight publication reports monthly and  12-month-to-date  investment results for the same money funds.

FINANCIAL INFORMATION
=======================================================================================
   The  Financial  Statements  for the Funds for the fiscal year ended April 30,  2001, are  incorporated  herein by reference  to the Annual  Reports to  Shareholders  of the
Independence One Mutual Funds dated April 30, 2001.

INVESTMENT RATINGS
=======================================================================================

Standard & Poor's Short-Term Municipal Obligation Ratings

A Standard & Poor's (S&P) note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign
(+) designation.

SP-2--Satisfactory capacity to pay principal and interest.

Variable Rate Demand Notes (VRDNs) And Tender Option Bonds (TOBs) Ratings

S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating)
addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-1+, AA/A-1+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)

Commercial Paper (CP) Ratings

An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory.
However, the relative degree of safety is not as high as for issues designated A-1.

Long-Term Debt Ratings

AAA--Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

Moody's Investors Service, Short-Term Municipal Obligation Ratings

Moody's Investor Service (Moody's) short-term ratings are designated Moody's
Investment Grade (MIG or VMIG). (See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

Variable Rate Demand Notes (VRDNs) And Tender Option Bonds (TOBs) Ratings

Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.

Commercial Paper (CP) Ratings

P-1--Issuers rated P-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. P-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2--Issuers rated P-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Long-Term Debt Ratings

Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged."
Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards.
Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated AAA by S&P or Aaa by Moody's.

NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated AA by
S&P or Aa by Moody's.

NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated A by
S&P or Moody's.

Fitch Investors Service, L.P. Short-Term Debt Rating Definitions

F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated F-1+.

F-2--Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

Standard & Poor's Long-Term Debt Rating Definitions

BB--Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt  subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC--Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B rating.

CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

Moody's Investors Service Long-Term Bond Rating Definitions

AAA--Bonds which are rated AAA are judged to be of the best quality. They carry  the smallest degree of investment risk and are generally referred to as gilt edged.
Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA--Bonds which are rated AA are judged to be of high quality by all standards.
Together with the AAA group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA--Bonds which are rated BAA are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.
Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA--Bonds which are BA are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA--Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA--Bonds which are rated CA represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds which are rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch IBCA, Inc. Long-Term Debt Rating Definitions

AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate.
Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C--Bonds are imminent default in payment of interest or principal.

Moody's Investors Service Commercial Paper Ratings

P-1--Issuers rated P-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. P-1 repayment capacity will normally be evidenced by the following characteristics:

o     Leading market positions in well-established industries;

o     High rates of return on funds employed;

o     Conservative capitalization structure with moderate reliance on debt and ample asset protection;

o     Broad margins in earning coverage of fixed financial charges and high internal cash generation; and

o     Well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2--Issuers rated P-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject  to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Standard & Poor's Commercial Paper Ratings

A-1--This designation indicates that the degree of safety regarding timely  payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory.
However, the relative degree of safety is not as high as for issues designated A-1.

Fitch IBCA, Inc. Commercial Paper Rating Definitions

FITCH-1--(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

FITCH-2--(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

ADDRESSES

independence one mutual funds
5800 Corporate Drive
Pittsburgh, PA 15237-7010

Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser
   Independence One Capital Management Corporation
27777 Inkster Road
Mail Code 10-30
Farmington Hills, MI 48333-9065

Investment Sub-Advisers:

Equity Plus Fund and Small Cap Fund
Sosnoff Sheridan Weiser Corporation
3304 North Lincoln
Chicago, IL 60657

International Equity Fund
ABN AMRO Asset Management (USA), LLC
208 S. LaSalle Street, 4th floor
Chicago, IL, 60604

Custodian
Michigan National Bank
27777 Inkster Road
Mail Code 10-30
Farmington Hills, MI 48333-9065

Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Auditors
KPMG LLP
99 High Street
Boston, MA 02110-2371

                                                                        Cusip 453777203
                                                                        Cusip 453777302
                                                                        Cusip 453777401
                                                                        Cusip 453777708
                                                                        Cusip 453777807
                                                                        Cusip 453777864
                                                                        Cusip 453777872
                                                                        Cusip 453777831
                                                                        Cusip 453777849

Prospectus

[Graphic Representation Omitted - See Appendix]

Independence One®

Mutual Funds

Independence One® Mutual Funds offers eight portfolios, including three equity funds, two bond funds and three money market funds. This prospectus relates to the three money market funds:

Independence One
Prime Money Market Fund

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Class K Shares
Class Y Shares

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Independence One
U.S. Treasury Money Market Fund
Class K Shares

Independence One
Michigan Municipal Cash Fund
Class K Shares

[Graphic Representation Omitted - See Appendix]

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June 30, 2001

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NOT FDIC INSURED*MAY LOSE VALUE NO*BANK GUARANTEE

[Logo of Independence One]

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense. For more information about any of the Independence One® Mutual Funds, please call 800-334-2292 for a prospectus, which should be read carefully before investing.

Independence One® Mutual Funds

Contents

Fund Goals, Strategies, Performance and Risk	1
Principal Risks of the Funds	2
What are the Funds’ Fees and Expenses?	6
Principal Securities in Which the Funds Invest	8
Specific Risks of Investing in the Funds	11
What do Shares Cost?	12
How are the Funds Sold?	12
How to Purchase Shares	13
How to Redeem and Exchange Shares	15
Account and Share Information	19
Who Manages the Funds?	20
Financial Information	21

[Graphic Representation Omitted - See Appendix]

Fund Goals, Strategies, Performance and Risk

[Graphic Representation Omitted - See Appendix]

The following describes the investment goals, strategies, and principal risks of Independence One Prime Money Market Fund, Independence One U.S. Treasury Money Market Fund and Independence One Michigan Municipal Cash Fund (the “Funds”). There can be no assurance that a Fund will achieve its goal.

Independence One Prime Money Market Fund

Goal: Seeks to provide current income consistent with stability of principal.

Strategy: The Fund pursues its investment objective by investing exclusively in a portfolio of corporate, municipal, U.S. government and other money market instruments (high quality, short-term debt securities) maturing in 397 days or less. The securities in which the Fund invests must be either rated in the highest short-term category by at least one nationally recognized statistical rating organization (“NRSRO”) or be of comparable quality thereto.

The Adviser uses macroeconomic credit and market analysis to select portfolio securities. In doing so, the Adviser assesses a variety of factors, including the current and expected U.S. economic growth, interest rates and inflation rates.

Independence One U.S. Treasury Money Market Fund

Goal: Seeks to provide current income consistent with stability of principal.

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Strategy: The Fund pursues its investment objective by investing only in a portfolio of short-term U.S. Treasury obligations. U.S. Treasury obligations are issued by the U.S. government, and are fully guaranteed as to payment of principal and interest by the United States. In doing so, the Adviser accesses a variety of factors, including the current and expected U.S. economic growth, interest rates and inflation rates.

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Independence One Michigan Municipal Cash Fund

Goal: Seeks to provide stability of income and current income exempt from federal regular income tax and Michigan state income tax consistent with stability of principal.

In addition, the Fund provides income exempt from the Michigan intangibles tax and income taxes of Michigan municipalities.

Strategy: The Fund pursues its investment objective by investing at least 80% of its assets in a portfolio of Michigan municipal securities maturing in 397 days or less. The securities in which the Fund invests must be either rated in one of the two highest short-term rating categories by at least one NRSRO or be of comparable quality thereto. In addition to the Fund’s investment objective as stated above, the Fund provides income exempt from the Michigan intangible tax and income taxes of Michigan municipalities.

The Adviser uses macroeconomic credit and market analysis to select portfolio securities. In doing so, the Adviser assesses a variety of factors, including the current and expected U.S. economic growth, interest rates and inflation rates.

Principal Risks of the Funds

[Graphic Representation Omitted - See Appendix]

In addition to the risks set forth below that are specific to an investment in a particular Fund, there are risks common to all mutual funds.

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For example, a Fund’s share price may decline and an investor could lose money. Thus, although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money. Also, there is no assurance that a Fund will achieve its investment objective. The Shares offered by this prospectus are not deposits or obligations of any bank and are not endorsed or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

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Risks	Prime Money Market Fund	U.S. Treasury Money Market Fund	Michigan Municipal Cash Fund
Credit Risks[1]	•		•
Interest Rate Risks[2]	•	•	•
Tax Risks[3]			•
Sector Risks[4,5]			•

1 The possibility that an issuer will default on a security by failing to pay interest or principal when due.
2 Prices of fixed income securities rise and fall in response to interest rate changes.
3 Changes in federal tax laws may cause the prices of municipal securities to fall.
4 Because the Michigan Municipal Cash Fund’s portfolio may be comprised of securities issued or credit enhanced by issuers located in the same state, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.
5 Because the Michigan Municipal Cash Fund may invest a significant portion of its assets in securities of a single issuer, an investment in the Fund may involve additional risks compared to a fully diversified money market fund.

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Independence One Prime Money Market Fund Risk/Return Bar Chart and Table

[Graphic Representation Omitted - See Appendix]

Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund's Class K Shares total returns on a calendar year-end basis.

The Fund’s shares are not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value.

The Fund’s Class K Shares total return for the three-month period from January 1, 2001 to March 31, 2001 was 1.34%.

Within the period shown in the Chart, the Fund’s Class K Shares highest quarterly return was 1.65% (quarter ended March 31, 1991). Its lowest quarterly return was 0.63% (quarter ended June 30, 1993).

Average Annual Total Return Table

The following table represents the Fund’s Class K Shares and Class Y Shares Average Annual Total Returns for the calendar periods ended December 31, 2000.

Calendar Period	Class K	Class Y
1 Year	5.97%	6.24% %
5 Years	5.18%	5.44%
10 Years	4.70%	N/A
Start of Performance[1]	5.20%	5.48%

1 The Fund’s Class K Shares and Class Y Shares start of performance dates were June 1, 1989 and May 1, 1995, respectively.

The Fund’s Class K Shares and Class Y Shares 7-Day Net Yields as of December 31, 2000 were 6.09% and 6.34%. Investors may call the Fund at 1-800-334-2292 to acquire the current 7-Day Net Yield.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

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Independence One U.S. Treasury Money Market Fund Risk/Return Bar Chart and Table

[Graphic Representation Omitted - See Appendix]

Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund’s total returns on a calendar year-end basis. The Fund’s shares are not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value.

The Fund’s total return for the three-month period from January 1, 2001 to March 31, 2001 was 1.22%.

Within the period shown in the Chart, the Fund’s highest quarterly return was 1.52% (quarter ended March 31, 1991). Its lowest quarterly return was 0.64% (quarters ended June 30, 1993 and December 31, 1993).

Average Annual Total Return Table

The follow table represents the Fund’s Average Annual Total Returns for the calendar periods ended December 31, 2000.

Calendar Period	Fund
1 Year	5.64%
5 Years	4.95%
10 Years	4.53%
Start of Performance[1]	5.02%

1 The Fund’s start of performance date was June 1, 1989.

The Fund’s Single Class 7-Day Net Yield as of December 31, 2000 was 5.62%. Investors may call the Fund at 1-800-334-2292 to obtain the current 7-Day Net Yield.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

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Independence One Michigan Municipal Cash Fund Risk/Return Bar Chart and Table

[Graphic Representation Omitted - See Appendix]

Historically, the Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Fund’s total returns on a calendar year-end basis. The Fund’s shares are not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value.

The Fund’s total return for the three-month period from January 1, 2001 to March 31, 2001 was 0.73%.

Within the period shown in the Chart, the Fund’s Single Class highest quarterly return was 1.10% (quarter ended March 31, 1991). Its lowest quarterly return was 0.48% (quarter ended March 31, 1994).

Average Annual Total Return Table

The following table represents the Fund’s Average Annual Total Returns for the calendar periods ended December 31, 2000.

Calendar Period	Fund
1 Year	3.63%
5 Years	3.14%
10 Years	3.02%
Start of Performance[1]	3.37%

1 The Funds start of performance date was June 1, 1989.

The Fund’s 7-Day Net Yields as of December 31, 2000 was 3.85%.

Investors may call the Fund at 1-800-334-2292 to acquire the current 7-Day Net Yield.

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

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What are the Funds’ Fees and Expenses?

[Graphic Representation Omitted - See Appendix]

Independence One Money Market Funds Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Independence One Prime Money Market Fund (Class K and Y Shares), Independence One U.S. Treasury Money Market Fund, or the Independence One Michigan Municipal Cash Fund.

Shareholder Fees	Prime Money Market Fund		U. S. Treasury Money Market	Michigan Municipal
Fees Paid Directly from Your Investment	Class K	Class Y	Fund	Cash Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None
Exchange Fee	None	None	None	None
Annual Fund Operating Expenses
(Before Waivers)[1] Expenses That are Deducted From Fund Assets (as percentage of average net assets)
Management Fee [2]	0.40%	0.40%	0.40%	0.40%
Distribution (12b-1) Fee [3]	None	None	0.00%	0.00%
Shareholder Services Fee	0.25%	None	None	None
Other Expenses	0.17%	0.17%	0.18%	0.23%
Total Annual Fund Operating Expenses	0.82%	0.57%	0.58%	0.63%
[1] Although not contractually obligated to do so, the Adviser waived certain amounts. These are shown below along with the net expenses the Funds paid for the fiscal year ended April 30, 2001.
Total Waiver of Fund Expenses	0.25%	0.25%	0.00%	0.15%
Total Actual Annual Fund Operating
Expenses (after waivers)	0.57%	0.32%	0.58%	0.48%
[2] The Adviser voluntarily waived a portion of the management fee for the Prime Money Market Fund and the Michigan Municipal Cash Fund. The Adviser can terminate this voluntary waiver at any time. The management fee paid by the Prime Money Market Fund and the Michigan Municipal Cash Fund (after the voluntary waiver) was 0.15% and 0.25%, respectively, for the fiscal year ended April 30, 2001.
[3] The U.S. Treasury Money Market Fund and the Michigan Municipal Cash Fund did not pay or accrue the distribution (12b-1) fee during the fiscal year ended April 30, 2001. The Funds will not pay or accrue the distribution (12b-1) fee until a separate class of shares has been created for certain institutional investors. The Funds’ distributor can pay up to 25% as a 12b-1 fee which is reimbursed to the distributor by the Funds. See “How are the Funds Sold?”.

Example

This Example is intended to help you compare the cost of investing in the Prime Money Market Fund, U.S. Treasury Money Market Fund, or the Michigan Municipal Cash Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Prime Money Market Fund (Class K and Y Shares), U.S. Treasury Money Market Fund, or the Michigan Municipal Cash Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each of the Fund’s Shares operating expenses are before waivers as shown in the Table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Prime Money Market Fund		U.S. Treasury Money Market	Michigan Municipal
	Class K	Class Y	Fund	Cash Fund
1 Year	$ 84	$ 58	$ 59	$ 64
3 Years	$ 262	$183	$186	$202
5 Years	$ 455	$318	$324	$351
10 Years	$1,014	$714	$726	$786

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Principal Securities in Which the Funds Invest

[Graphic Representation Omitted - See Appendix]

Fixed Income Securities

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer’s earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security’s yield measures the annual income earned on a security as a percentage of its price. A security’s yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the principal types of fixed income securities in which the Funds may invest.

Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

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Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. The United States supports some GSEs with its full, faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

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Corporate Debt Securities

The corporate debt securities held by the Prime Money Market Fund are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Commercial Paper

Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

Demand Instruments

Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Funds treat demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

Bank Instruments

The Prime Money Market Fund may invest in bank instruments. Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances.

Credit Enhancement

Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based in part upon its credit enhancement.

Certain of the Prime Money Market Fund and Michigan Municipal Cash Fund's investments may be credit enhanced. Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security

Tax Exempt Securities

The Michigan Municipal Cash Fund invests in tax exempt securities. Tax exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

General Obligation Bonds

General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

Special Revenue Bonds

Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls, or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls could potentially result in a default on the bonds.

Municipal Notes

Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

Variable Rate Demand Instruments

Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Funds treat demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond thirteen months.

Special Transactions

Repurchase Agreements

Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting a Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. A Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

Temporary Defensive Investments

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The Michigan Municipal Cash Fund may temporarily depart from its principal investment strategies by investing its assets in temporary investments. Interest income from temporary investments may be taxable to shareholders as ordinary income. These temporary investments may include: obligations issued by or on behalf of municipal or corporate issuers having the same quality characteristics as municipal securities purchased by the Fund; marketable obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities; instruments issued by banks or savings associations which have capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment and if their deposits are insured by the BIF or the SAIF, which are both administered by the Federal Deposit Insurance Corporation; repurchase agreements and prime commercial paper rated A-1 by Standard & Poor’s, P-1 by Moody’s Investors Service, or F-1 by Fitch IBCA, Inc., and variable amount demand master notes.

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Investment Ratings

The securities in which the Prime Money Market Fund invests must be rated in the highest short-term rating category by one or more nationally recognized rating services or be of comparable quality to securities having such ratings. The securities in which the Michigan Municipal Cash Fund invests must be rated in one of the two highest short-term rating categories by one or more nationally recognized rating services or be of comparable quality to securities having such ratings.

Specific Risks of Investing in the Funds

[Graphic Representation Omitted - See Appendix]

Credit Risks

  Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.
  Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent a Fund from selling or buying other securities to implement its investment strategy.

Tax Risks

  In order to be tax exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.
  Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.

Sector Risks

  A substantial part of a Fund’s portfolio may be comprised of securities issued or credit enhanced by companies in similar businesses, by issuers located in the same state, or with other similar characteristics. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.

Michigan Risks

  Since the Michigan Municipal Cash Fund invests primarily in issuers from a single state, the Fund may be subject to additional risks compared to funds that invest in multiple states. Michigan’s economy is among the most cyclical of states, remaining heavily dependent on domestic auto production and durable goods consumption. Any downturn in these and other industries may adversely affect the economy of the state.

What do Shares Cost?

[Graphic Representation Omitted - See Appendix]

You can purchase, redeem, or exchange Shares any day the New York Stock Exchange (NYSE) is open. Shares of the Funds are sold at net asset value (NAV). The Funds attempt to stabilize the NAV of their Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Funds cannot guarantee that their NAV will always remain at $1.00 per Share. The Funds do not charge a front-end sales charge or a contingent deferred sales charge. Investors who purchase, redeem or exchange through a financial intermediary may be charged a service fee by that financial intermediary. Financial intermediaries are authorized to accept purchase and redemption orders from their customers on behalf of the Funds.

NAV is determined at 12:00 noon and 4:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

How are the Funds Sold?

The Funds' Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutional investors and individuals, directly or through investment professionals.

When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc.

Rule 12b-1 Plan

The U.S. Treasury Money Market Fund and Michigan Municipal Cash Fund have adopted a Rule 12b-1 Plan, which allows them to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Funds’ Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees. The Funds will not accrue any distribution expenses pursuant to the Plan until a separate class of shares has been registered with the Securities and Exchange Commission.

How to Purchase Shares

[Graphic Representation Omitted - See Appendix]

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You may purchase Shares through an investment professional, Independence One Brokerage Services, Inc. ("Independence One"), or through brokers or dealers which have a sales agreement with the Distributor. The Funds reserve the right to reject any request to purchase or exchange Shares. The minimum initial investment in Prime Money Market Fund (Class K Shares), the U.S. Treasury Money Market Fund, and Michigan Municipal Cash Fund by an investor is $1,000. The minimum initial investment in Prime Money Market Fund (Class Y Shares) by an investor is $1,000,000. An institutional investor’s minimum investment will be calculated by combining all accounts it maintains with the Fund for Class Y Shares.

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Subsequent investments in all the Funds must be in amounts of at least $100.

[Graphic Representation Omitted - See Appendix]

Through an Investment Professional

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional.
  You will receive that day’s dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 11:00 a.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.
  In the case of Prime Money Market Fund (Class Y Shares only), under limited circumstances, you will receive that day’s dividend if orders are received by the Fund before 2:00 p.m. (Eastern time).

Investment professionals should send payments according to the instructions in the sections “By Wire” or “By Check.”

[Graphic Representation Omitted - See Appendix]

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Through Independence One

  Establish your account with a Fund by calling toll free 1-800-334-2292; and
  Send your payment to the Fund by Federal Reserve wire or check.

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You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

[Graphic Representation Omitted - See Appendix]

By Wire

Place your order with an investment professional or call 1-800-334-2292 and send your wire to:

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Federated Shareholder Services Company c/o Michigan National Bank

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Farmington Hills, Michigan
Dollar Amount of Wire
For Credit to: Independence One (include name of Fund and, if applicable, “Class K Shares” or “Class Y Shares”)
Account Number: 6856238933
ABA Number: 072000805
Wire Order Number, Dealer Number, or Group Number
Nominee/Institution Name

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

[Graphic Representation Omitted - See Appendix]

By Check

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Make your check payable to Independence One (include name of Fund and, if applicable, “Class K Shares” or “Class Y Shares”), note your account number on the check, and mail it to:

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Independence One Mutual Funds
27777 Inkster Road
Mail Code 10-52
Farmington Hills, Michigan 48333-9065

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Funds will not accept third-party checks (checks originally payable to someone other than you or the Fund). Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

Through an Exchange

You may purchase Shares through an exchange from another Independence One Mutual Fund. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

Through a Cash Sweep Program

Cash accumulations in demand deposit accounts with depository institutions such as banks and savings associations may be automatically invested in shares of the Funds on a day selected by the depository institution and its customer, or when the demand deposit account reaches a predetermined dollar amount (e.g. $5,000).

Participating Depository Institutions. Participating depository institutions are responsible for prompt transmission of orders relating to the program. These depository institutions are the record owners of the shares of the Funds. Depository institutions participating in this program may charge their customers for their services relating to the program. This prospectus should, therefore, be read together with any agreement between the customer and the depository institution with regard to the services provided, the fees charged for those services, and any restrictions and limitations imposed.

[Graphic Representation Omitted - See Appendix]

By Systematic Investment Program

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Once you have opened an account, shareholders of Prime Money Market Fund (Class K Shares), U.S. Treasury Money Market Fund and Michigan Municipal Cash Fund may automatically purchase additional Shares on a regular basis in a minimum amount of $100. A shareholder may apply for participation in this program through Independence One Capital Management Corporation by calling 1-800-334-2292.

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By Automated Clearing House (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

Retirement Investments

You may purchase Shares of the Prime Money Market Fund and U.S. Treasury Money Market Fund as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

How to Redeem and Exchange Shares

[Graphic Representation Omitted - See Appendix]

You should redeem or exchange Shares:

  through an investment professional if you purchased Shares through an investment professional; or

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  through Independence One.

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Through an Investment Professional

Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

[Graphic Representation Omitted - See Appendix]

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Through Independence One

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By Telephone

You may redeem or exchange Shares by calling

1-800-334-2292 once you have completed the appropriate authorization form for telephone transactions. If you call before 11:00 a.m. (Eastern time) your redemption will be wired to you the same day. You will not receive that day’s dividend. If you call after 11:00 a.m. (Eastern time) your redemption will be wired to you the following business day. You will receive that day’s dividend.

Exchange orders must be received by the Fund by 4:00 p.m. (Eastern time) for Shares to be exchanged the same day.

Investment professionals are responsible for promptly submitting redemption and exchange requests.

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Any shares held in certificate form cannot be exchanged by telephone but must be forwarded to the transfer agent by an Independence One representative, or an authorized broker, and deposited to the shareholder’s account before being exchanged.

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Certificates should be sent to: Federated Shareholder Services Company, P.O. Box 8609, Boston, Massachusetts 02266-8609.

[Graphic Representation Omitted - See Appendix]

By Mail

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You may redeem or exchange Shares by mailing a written request to the Fund through Independence One or an authorized broker. Shareholders redeeming or exchanging through an authorized broker should mail requests directly to the broker. You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Redemption and exchange requests through Independence One should be sent to:

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Independence One® Mutual Funds
27777 Inkster Road
Mail Code 10-52
Farmington Hills, Michigan 48333-9065

All requests must include:

  Fund Name, account number and account registration;
  amount to be redeemed or exchanged;
  signatures of all shareholders exactly as registered; and
  if exchanging, the Fund Name, account number and account registration into which you are exchanging.

Call your investment professional or the Fund if you need special instructions.

Cash Sweep Program

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Clients of Independence One who have executed a Cash Sweep Agreement should refer to that Agreement for information about redeeming Fund shares purchased through that program.

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[Graphic Representation Omitted - See Appendix]

By Check

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At the shareholder’s request, Federated Shareholder Services Company will establish a checking account for redeeming Prime Money Market Fund (Class K Shares), U.S. Treasury Money Market Fund, and Michigan Municipal Cash Fund shares. For further information, contact an Independence One representative or authorized broker.

With a Fund checking account, shares may be redeemed simply by writing a check for $250 or more. The redemption will be made at the net asset value on the date that the transfer agent presents the check to the Fund. A check may not be written to close an account. Checks should never be sent to the transfer agent to redeem shares.

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Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days;
  a redemption is payable to someone other than the shareholder(s) of record; or
  if exchanging (transferring) into another fund with a different shareholder registration.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

Payment Methods for Redemptions

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Funds intend to pay Share redemptions in cash, they reserve the right to pay the redemption price in whole or in part by a distribution of a Fund’s portfolio securities.

Limitations on Redemption Proceeds

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder’s trade activity or amount adversely impacts a Fund’s ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from a Fund if those checks are undeliverable and returned to the Fund.

Redemptions from Retirement Accounts

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Prime Money Market Fund and the U.S. Treasury Money Market Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts. The Michigan Municipal Cash Fund may not be a suitable investment for retirement plans or for non-Michigan taxpayers because it invests in Michigan municipal securities.

Exchange Privileges

All shareholders of the Funds are shareholders of the Trust, which consists of the following additional funds: Independence One Equity Plus Fund; Independence One Small Cap Fund; Independence One International Equity Fund; Independence One U.S. Government Securities Fund and Independence One Fixed Income Fund; Shareholders of the Funds have access to these funds (“participating funds”) through an exchange program.

To execute an order to exchange, you must:

  ensure that the account registrations are identical;
  meet any minimum initial investment requirements; and
  receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

The Funds may modify or terminate the exchange privilege at any time. The Funds’ management or Adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to a Fund and other shareholders. If this occurs, a Fund may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other participating funds.

[Graphic Representation Omitted - See Appendix]

Systematic Investment Program

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Shareholders of Prime Money Market Fund (Class K Shares), U.S. Treasury Money Market Fund and Michigan Municipal Cash Fund may automatically redeem Shares in an amount directed by the shareholder on a regular basis. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000, other than retirement accounts subject to required minimum distributions. To apply for participation in this program, contact Independence One Capital Management Corporation at 1-800-334-2292. This program may reduce, and eventually deplete, your account.

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Payments should not be considered yield or income.

[Graphic Representation Omitted - See Appendix]

Additional Conditions

Telephone Transactions

The Funds will record your telephone instructions. If a Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Funds do not issue share certificates.

Account and Share Information

Account Activity

You will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

Dividends and Capital Gains

The Funds declare any dividends daily and pay them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

The Funds do not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Funds pay any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

Accounts with Low Balances

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

Tax Information

The Funds send an annual statement of your account activity to assist you in completing your federal, state and local tax returns.

Prime Money Market Fund and U.S. Treasury Money Market Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets. Fund distributions are expected to be primarily dividends. Redemptions and exchanges are taxable sales.

It is anticipated that Michigan Municipal Cash Fund distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund’s dividends may not be exempt. Dividends may be subject to state and local taxes, although the Michigan Municipal Cash Fund’s dividends will be exempt from Michigan state personal income tax to the extent they are derived from interest on obligations exempt from Michigan personal income taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions and exchanges are taxable sales.

Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Funds?

[Graphic Representation Omitted - See Appendix]

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The Board of Trustees governs the Funds. The Board selects and oversees the Adviser, Independence One Capital Management Corporation (“IOCM”). The Adviser manages the Funds’ assets, including buying and selling portfolio securities. The Adviser’s address is 27777 Inkster Road, Mail Code 10-52, Farmington Hills, Michigan, 48333-9065.

Independence One Capital Management Corporation is an investment advisory subsidiary of Michigan National Corporation (“MNC”). IOCM provides investment advisory services for trust and other managed assets of Michigan National Bank, a national banking association and wholly owned subsidiary of MNC. MNC is a wholly owned subsidiary of ABN AMRO Holding N.V., a publicly listed company headquartered in the Netherlands (the “Parent”), through other wholly-owned intermediate holding companies owned by the Parent. Through its subsidiaries and affiliates, MNC offers a full range of financial services to the public, including commercial lending, depository services, cash management, brokerage services, retail banking, mortgage banking, investment advisory services and trust services. IOCM and the Trust Division of Michigan National Bank (the “Trust Division”), through common personnel, manage custodial assets totaling $10.5 billion. Of this amount, IOCM and the Trust Division have investment discretion over $2.5 billion.

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IOCM, or its predecessor, Michigan National Bank, have managed mutual funds since May 1989. The Trust Division has managed pools of commingled funds since 1964.

Advisory Fees

The Adviser receives an annual investment advisory fee of 0.40% of each Fund’s average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse a Fund for certain operating expenses.

Financial Information

[Graphic Representation Omitted - See Appendix]

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Financial Highlights

The Financial Highlights will help you understand the Funds’ financial performance for their past five fiscal years, or since inception, if the life of a Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of any dividends and capital gains.

This information has been derived from the Funds’ financial statements which have been audited by KPMG LLP, whose report, along with the Funds’ audited financial statements, is included in the Annual Report.

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INDEPENDENCE ONE PRIME MONEY MARKET FUND
Financial Highlights—Class K Shares

(For a share outstanding throughout each period)

		Year Ended April 30,
	2001	2000	1999	1998	1997
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0.06	0.05	0.05	0.05	0.05
Less distributions
Distributions from net investment income	(0.06)	(0.05)	(0.05)	(0.05)	(0.05)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return [1]	5.89%	5.09%	4.88%	5.20%	4.94%
Ratios to average net assets
Expenses	0.57%	0.56%	0.56%	0.59%	0.60%
Net investment income	5.74%	4.97%	4.77%	5.07%	4.83%
Expense waiver/reimbursement [2]	0.25%	0.25%	0.25%	0.25%	0.25%
Supplemental data
Net assets, end of period (000 omitted)	$517,240	$457,666	$442,201	$389,522	$337,836

1 Based on net asset value.
2 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

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INDEPENDENCE ONE PRIME MONEY MARKET FUND
Financial Highlights—Class Y Shares

(For a share outstanding throughout each period)

		Year Ended April 30,
	2001	2000	1999	1998	1997
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0.06	0.05	0.05	0.05	0.05
Less distributions
Distributions from net investment income	(0.06)	(0.05)	(0.05)	(0.05)	(0.05)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return[1]	6.15%	5.35%	5.14%	5.46%	5.20%
Ratios to average net assets
Expenses	0.32%	0.31%	0.31%	0.34%	0.35%
Net investment income	5.98%	5.15%	5.02%	5.31%	5.06%
Expense waiver/reimbursement[2]	0.25%	0.25%	0.25%	0.25%	0.25%
Supplemental data
Net assets, end of period (000 omitted)	$188,801	$150,786	$191,373	$81,723	$71,168

1 Based on net asset value.
2 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

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INDEPENDENCE ONE U.S. TREASURY MONEY MARKET FUND
Financial Highlights

(For a share outstanding throughout each period)

		Year Ended April 30,
	2001	2000	1999	1998	1997
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0.05	0.05	0.05	0.05	0.05
Less distributions
Distributions from net investment income	(0.05)	(0.05)	(0.05)	(0.05)	(0.05)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return [1]	5.55%	4.67%	4.62%	5.03%	4.86%
Ratios to average net assets
Expenses	0.58%	0.60%	0.59%	0.59%	0.59%
Net investment income	5.41%	4.59%	4.54%	4.92%	4.75%
Supplemental data
Net assets, end of period (000 omitted)	$248,497	$217,254	$193,949	$320,568	$245,289

1 Based on net asset value.

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INDEPENDENCE ONE MICHIGAN MUNICIPAL CASH FUND
Financial Highlights

(For a share outstanding throughout each period)

		Year Ended April 30,
	2001	2000	1999	1998	1997
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0.04	0.03	0.03	0.03	0.03
Less distributions
Distributions from net investment income	(0.04)	(0.03)	(0.03)	(0.03)	(0.03)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00

Total return [1]	3.56%	3.06%	2.85%	3.24%	3.04%
Ratios to average net assets
Expenses	0.48%	0.50%	0.48%	0.49%	0.48%
Net investment income	3.53%	3.03%	2.82%	3.19%	3.01%
Expense waiver/reimbursement [2]	0.15%	0.15%	0.15%	0.16%	0.20%
Supplemental data
Net assets, end of period (000 omitted)	$86,048	$106,285	$86,950	$102,770	$84,019

1 Based on net asset value.
2 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

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A Statement of Additional Information (SAI) dated June 30, 2001, is incorporated by reference into this prospectus. Additional information about the Funds’ investments is contained in the Funds’ Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report’s Management Discussion & Analysis discusses market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. To obtain the SAI, the Annual Report, the Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Funds at 1-800-334-2292.

You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room’s operations and copying fees.

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Independence One®

Mutual Funds

Independence One
Prime Money Market Fund
Class K Shares
Class Y Shares

Independence One
 U.S. Treasury Money Market Fund
Class K Shares

Independence One
Michigan Municipal Cash Fund
Class K Shares

800-334-2292
www.MichiganNational.com

Investment Company Act File No: 811-5752
Cusip 453777203
Cusip 453777302
Cusip 453777708
Cusip 453777401

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G01285-01 (6/01)

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[Logo of Independence One]

[Logo of Michigan National]

                             INDEPENDENCE ONE MUTUAL FUNDS

                           APPENDIX - BAR CHART DESCRIPTIONS

Independence One Prime Money Market Fund

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Independence One Prime Money Market Fund, Class K Shares as
of the calendar year-end for each of ten years.

The `y' axis reflects the "% Total Return" beginning with "0%" and increasing in increments of 2% up to 10%.

The `x' axis represents calculation periods for the last ten calendar years of the
Fund's Class K Shares, beginning with the earliest year. The light gray shaded chart features ten distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated
directly at its base. The calculated total return percentage for the Fund's Class K
Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1991 through 2000, The percentages noted are: 5.80%, 3.38%,
2.69%, 3.74%, 5.51%, 4.95%, 5.13%, 5.05%, 4.79% and 5.97%.

Independence One U.S. Treasury Money Market Fund

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Independence One U.S. Treasury Money Market Fund, Shares as
of the calendar year-end for each of ten years.

The `y' axis reflects the "% Total Return" beginning with "0%" and increasing in increments of 1% up to 8%.

The `x' axis represents calculation periods for the last ten calendar years of the
Fund's Shares, beginning with the earliest year. The light gray shaded chart features ten distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund's Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years
1991 through 2000, The percentages noted are: 5.58%, 3.31%, 2.61%, 3.63%, 5.42%,
4.89%, 4.97%, 4.88%,  4.39% and 5.64%.

Independence One Michigan Municipal Cash Fund

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Independence One Michigan Municipal Cash Fund, Shares as of
the calendar year-end for each of ten years.

The `y' axis reflects the "% Total Return" beginning with "0%" and increasing in increments of 1% up to 6%.

The `x' axis represents calculation periods for the last ten calendar years of the
Fund's Shares, beginning with the earliest year. The light gray shaded chart features ten distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund's Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years
1991 through 2000, The percentages noted are: 5.57%, 4.14%, 2.61%, 1.99%, 2.39%,
3.35%, 3.00%, 3.20%, 3.03%, 2.82% and 3.63%.

Independence One Equity Plus Fund - Trust Shares

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Independence One Equity Plus Fund, Trust Shares as of the
calendar year-end for each of five years.

The `y' axis reflects the "% Total Return" beginning with "(15)%" and increasing in increments of 5% up to 35%.

The `x' axis represents calculation periods from the earliest first full calendar year-end of the Fund's start of business through the calendar year ended 2000. The light gray shaded chart features five distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund's Trust Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1996 through 2000, The percentages noted
are: 24.48%, 28.69%, 31.54%, 31.22% and (12.85)%.

Independence One Equity Plus Fund - Class B Shares

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Independence One Equity Plus Fund, Class B Shares as of the
calendar year-end for one year.

The `y' axis reflects the "% Total Return" beginning with "(16)%" and increasing in increments of 1% up to 0%.

The `x' axis represents calculation periods from the earliest first full calendar year-end of the Fund's Class B Shares' start of business through the calendar year ended 2000. The light gray shaded chart features one distinct vertical bars, shaded in charcoal, and visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund's Class B Shares for each calendar year is stated directly at the top of each respective bar, for the calendar year 2000, The percentage noted is: (13.80)%.

Independence One Small Cap Fund

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Independence One Small Cap Fund, Class A Shares as of the
calendar year-end for two years.

The `y' axis reflects the "% Total Return" beginning with "0%" and increasing in increments of 2% up to 12%.

The `x' axis represents calculation periods from the earliest first full calendar year-end of the Fund's start of business through the calendar year ended 2000. The light gray shaded chart features two distinct vertical bars, shaded in charcoal and visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund's
Class A Shares for the calendar year is stated directly at the top of the bar for the calendar year 1999 through 2000, The percentages noted is: 10.05% and 11.04%.

Independence One International Equity Fund

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Independence One International Equity Fund, Class A Shares as
of the calendar year-end for two years.

The `y' axis reflects the "% Total Return" beginning with "(20)%" and increasing in increments of 10% up to 30%.

The `x' axis represents calculation periods from the earliest first full calendar year-end of the Fund's start of business through the calendar year ended 2000. The light gray shaded chart features two distinct vertical bars, shaded in charcoal and visually representing by height the total return percentage for the calendar year stated directly at its base. The calculated total return percentage for the Fund's
Class A Shares for the calendar year is stated directly at the top of the bar for the calendar year 1999 through 2000, The percentage noted is: 22.74% and (13.89)%.

Independence One U.S. Government Securities Fund

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Independence One U.S. Government Securities Fund, Class A
Shares as of the calendar year-end for each of seven years.

The `y' axis reflects the "% Total Return" beginning with "(-5%)" and increasing in increments of 5% up to 20%.

The `x' axis represents calculation periods from the earliest first full calendar year-end of the Fund's start of business through the calendar year ended 2000. The light gray shaded chart features seven distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund's Class A Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1994 through 2000, The percentages noted
are: (3.04%), 18.14%, 2.32%, 9.06%, 8.96%, (2.94%) and 12.88%.

Independence One Fixed Income Fund

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Independence One Fixed Income Fund, Trust Shares as of the
calendar year-end for each of five years.

The `y' axis reflects the "% Total Return" beginning with "(-2%)" and increasing in increments of 2% up to 10%.

The `x' axis represents calculation periods from the earliest first full calendar year-end of the Fund's start of business through the calendar year ended 2000. The light gray shaded chart features five distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund's Trust Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1996 through 2000, The percentages noted
are: 3.45%, 7.47%, 7.77%, (-0.27%) and 8.42%.

PART C.    OTHER INFORMATION.

Item 24.     Exhibits:

                   (a)  Conformed copy of Declaration of Trust of the Registrant; (1)
                          (i)  Conformed copy of Amendment No. 1 to the Declaration of
                               Trust; (2)
                         (ii)  Conformed copy of Amendment No. 2 to the Declaration of
                               Trust; (2)
                        (iii)  Conformed copy of Amendment No. 3 to the Declaration of
                               Trust; (4)
                         (iv)  Conformed copy of Amendment No. 4 to the Declaration of
                               Trust; (6)
                          (v)  Conformed copy of Amendment No. 5 to the Declaration of
                               Trust; (6)
                         (vi)  Conformed copy of Amendment No. 6 to the Declaration of
                               Trust; (10)
                        (vii)  Conformed copy of Amendment No. 8 to the Declaration of
                               Trust; (10)
                       (viii)  Conformed copy of Certification dated December 6, 1994; (10)
                         (ix)  Conformed copy of Amendment No. 9 to the Declaration of
                               Trust; (12)
                          (x)  Conformed copy of Amendment No. 10 to the Declaration of
                               Trust; (20)
                         (xi)  Conformed copies of Amendment Nos. 11 & 12 to the
                               Declaration of Trust; (26)
                         (xii) Conformed copies of Amendment Nos. 13-16 to the Declaration of Trust; (27)
                   (b)  Copy of By-Laws of the Registrant; (1)
--------------------
+ All exhibits have been filed electronically.

1.    Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed on January 13, 1989.  (File Nos. 33-26516 and 811-5752)
2.    Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed on May 5, 1989.  (File Nos. 33-26516 and 811-5752)
4.    Response is incorporated by reference to Registrant's Post-Effective Amendment No. 2 on Form N-1A filed on June 27, 1990.  (File Nos. 33-26516 and 811-5752)
6.    Response is incorporated by reference to Registrant's Post-Effective Amendment No. 5 on Form N-1A filed June 24, 1992.  (File Nos. 33-26516 and 811-5752)
10.   Response is incorporated by reference to Registrant's Post-Effective Amendment No.
      10 on Form N-1A filed February 8, 1995.  (File Nos. 33-26516 and 811-5752)
12.   Response is incorporated by reference to Registrant's Post-Effective Amendment No.
      14 on Form N-1A filed on June 28, 1995.  (File Nos. 33-26516 and 811-5752)
20.   Response is incorporated by reference to Registrant's Post-Effective Amendment No.
      23 on Form N-1A filed on June 26, 1998.  (File Nos. 33-26516 and 811-5752)
26.   Response is incorporated by reference to Registrant's Post-Effective Amendment No.
      30 on Form N-1A filed on June 30, 2000.  (File Nos. 33-26516 and 811-5752)
27.   Response is incorporated by reference to Registrant's Post-Effective Amendment No.
      31 on Form N-1A filed on April 30, 2001.  (File Nos. 33-26516 and 811-5752)

                   (c)     (i) Copy of Specimen Certificate for Shares of      Beneficial
                        Interest of Independence One U.S.    Government Securities Fund;
                        (7)
                         (ii)  Copy of Specimen Certificate for Shares of Beneficial
                               Interest of Independence One Equity Plus Fund, Independence
                               One Fixed Income Fund, and Independence One Michigan
                               Municipal Bond Fund; (14)
                        (iii)  Copy of Specimen Certificate for Shares of Beneficial
                               Interest of Independence One U.S. Treasury Money Market
                               Fund; (2)
                         (iv)  Copy of Specimen Certificates for Shares of Beneficial
                               Interest of Independence One Michigan Municipal Cash Fund
                               and Independence One Prime Money Market Fund-Class A Shares
                               and Class B Shares; (16)
                          (v)  Copy of Specimen Certificates for Shares of Beneficial
                               Interest of Independence One Small Cap Fund and
                               Independence One International Equity Fund; (19)
                   (d)  Conformed copy of Investment Advisory Contract of the Registrant, including Exhibits A-H; +
                        (i)    Conformed copy of Investment Sub-Advisory Agreement for
                               Independence One U.S. Government Securities Fund; (8)
                        (ii)   Conformed copy of Investment Sub-Advisory Agreement for
                               Independence One Equity Plus Fund; (27)
                       (iii)   Conformed Copy of Investment Sub-Advisory Agreement for
                               Independence One Small Cap Fund; (27)
                         (iv)  Conformed Copy of Sub-Advisory Agreement for Independence One
                               International Equity Fund; +
                   (e)  Conformed Copy of Distributor's Contract of Registrant through and including Exhibit C; (16)
                          (i)  Conformed Copy of Exhibit D to the Distributor's Contract;
                               (10)
                         (ii)  Conformed Copy of Exhibit E to the Distributor's Contract;
                               (10)

--------------------------------------------------------------------------------------------
+ All exhibits have been filed electronically.

2.    Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed on May 5, 1989.  (File Nos. 33-26516 and 811-5752)
7.    Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed September 2, 1992.  (File Nos. 33-26516 and 811-5752)
8.    Response is incorporated by reference to Registrant's Post-Effective Amendment No. 7 on Form N-1A filed June 24, 1993.  (File Nos. 33-26516 and 811-5752)
10.   Response is incorporated by reference to Registrant's Post-Effective Amendment No.
      10 on Form N-1A filed February 8, 1995.  (File Nos. 33-26516 and 811-5752)
14.   Response is incorporated by reference to Registrant's Post-Effective Amendment No.
      16 on Form N-1A filed on August 29, 1995.  (File Nos. 33-26516 and 811-5752)
16.   Response is incorporated by reference to Registrant's Post-Effective Amendment No.
      14 on Form N-1A filed on June 28, 1996.  (File Nos. 33-26516 and 811-5752)
19.   Response is incorporated by reference to Registrant's Post-Effective Amendment No.
      22 on Form N-1A filed on April 2, 1998.  (File Nos. 33-26516 and 811-5752)
27.   Response is incorporated by reference to Registrant's Post-Effective Amendment No.
      31 on Form N-1A filed on April 30, 2001.  (File Nos. 33-26516 and 811-5752)

                        (iii)  Conformed copies of Exhibits F-K to the Distributor's
                               Contract; (13)
                         (iv)  Conformed copy of Exhibit L to the Distributor's Contract;
                               (25)
                         (v)   Conformed copy of Exhibits M and N to the Distributor's
                               Contract; (26)
                   (f)  Not applicable;
                   (g)    (i)  Conformed Copy of Custodian Agreement of the
                               Registrant through and including Exhibit A; (16)
                          (a)  Conformed Copy of Amendment No. 2 to Exhibit A of the
                               Custodian Agreement; (19)
                        (ii)   Conformed Copy of the Restatement of the Administrative
                               Services Agreement of the Registrant; (16)
                        (iii)  Conformed copy of Assignment to the Restatement of the
                               Administrative Services Agreement; (27)
                        (iv)   Conformed Copy of Amendment No. 1 to Exhibit A of Agency
                               Agreement of the Registrant; (7)
                   (h)    (i)  Conformed Copy of Agreement for Fund Accounting,
                               Shareholder Record keeping, and Custody Services
                               Procurement; (10)
                          (a)  Amendment to Exhibit 1 of the Agreement for Fund
                               Accounting, Shareholder Record keeping, and Custody
                               Services Procurement; (27)
                         (ii)  Conformed copy of Shareholder Services Plan; (13)
                        (iii)  Conformed Copy of Exhibit 1 to the Shareholder Services
                               Plan of the Registrant; (12)
--------------------
+ All exhibits have been filed electronically.

7.    Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed September 2, 1992.  (File Nos. 33-26516 and 811-5752)
10.   Response is incorporated by reference to Registrant's Post-Effective Amendment No.
      10 on Form N-1A filed February 8, 1995.  (File Nos. 33-26516 and 811-5752)
12.   Response is incorporated by reference to Registrant's Post-Effective Amendment No.
      14 on Form N-1A filed on June 28, 1995.  (File Nos. 33-26516 and 811-5752)
13.   Response is incorporated by reference to Registrant's Post-Effective Amendment No.
      16 on Form N-1A filed on July 25, 1995.  (File Nos. 33-26516 and 811-5752)
16.   Response is incorporated by reference to Registrant's Post-Effective Amendment No.
      14 on Form N-1A filed on June 28, 1996.  (File Nos. 33-26516 and 811-5752)
19.   Response is incorporated by reference to Registrant's Post-Effective Amendment No.
      22 on Form N-1A filed on April 2, 1998.  (File Nos. 33-26516 and 811-5752)
25.   Response is incorporated by reference to Registrant's Post-Effective Amendment No.
      29 on Form N-1A filed on March 20, 2000.  (File Nos. 33-26516 and 811-5752)
26.   Response is incorporated by reference to Registrant's Post-Effective Amendment No.
      30 on Form N-1A filed on June 30, 2000.  (File Nos. 33-26516 and 811-5752)
27.   Response is incorporated by reference to Registrant's Post-Effective Amendment No.
      31 on Form N-1A filed on April 30, 2001.  (File Nos. 33-26516 and 811-5752)

                        (iv)   Conformed Copy of Amendments 1 and 2 to Exhibit 1 to the
                               Shareholder Services Plan of the Registrant; (27)
                          (v)  Conformed copy of Shareholder Services Agreement (Amended and Restated 3/9/2001); (27)
                  (i)   Conformed Copy of Opinion and Consent of Counsel as to
                        legality of shares being registered; (16)
                  (j)   Conformed Copy of Independent Auditors Consent; +
                  (k)   Not applicable;
                  (l)   Conformed Copy of Initial Capital Understanding; (16)
                  (m)     (i)  Conformed Copy of Distribution Plan through and
                               including Exhibit A; (16)
                         (ii)  Copy of Sales Agreement with Federated Securities Corp. and
                               Administrative Agreement - Appendix B; (2)
                        (iii)  Conformed copy of Exhibit B of Distribution Plan; (8)
                        (iv)   Conformed Copies of Exhibit C and D of Distribution Plan;
                               (25)
                        (v)    Conformed Copies of Exhibit E and F of the Distribution
                               Plan; (27)
                        (vi)   Copy of Schedule A of Sales Agreement with Federated
                               Securities Corp.; (7)
                        (vii)  Copy of Fee Schedule for Rule 12b-1 Agreement with
                               Federated Securities Corp.; (7)
                  (n)   Conformed copy of Multiple Class Plan (Amended and Restated
                               as of 6/7/2000); (27)
                  (o)     (i)  Conformed copy of Power of Attorney; (16)
                         (ii)  Conformed copy of Power of Attorney (adding Nathan Forbes as Trustee) (20)
                  (p)   Codes of Ethics for the Adviser; +
                          (i)  Code of Ethics for the Sub-Adviser of the Equity Plus Fund
                               and the Small Cap Fund; +
                         (ii)  Code of Ethics for the Sub-Adviser of the International
                               Equity Fund. (26)

--------------------
+ All exhibits have been filed electronically.

2.    Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed on May 5, 1989.  (File Nos. 33-26516 and 811-5752)
7.    Response is incorporated by reference to Registrant's Post-Effective Amendment No. 6 on Form N-1A filed September 2, 1992.  (File Nos. 33-26516 and 811-5752)
8.    Response is incorporated by reference to Registrant's Post-Effective Amendment No. 7 on Form N-1A filed June 24, 1993.  (File Nos. 33-26516 and 811-5752)
16.   Response is incorporated by reference to Registrant's Post-Effective Amendment No.
      18 on Form N-1A filed on June 28, 1996.  (File Nos. 33-26516 and 811-5752)
20.   Response is incorporated by reference to Registrant's Post-Effective Amendment No.
      23 on Form N-1A filed on June 26, 1998.  (File Nos. 33-26516 and 811-5752)
25.   Response is incorporated by reference to Registrant's Post-Effective Amendment No.
      29 on Form N-1A filed on March 20, 2000.  (File Nos. 33-26516 and 811-5752)
26.   Response is incorporated by reference to Registrant's Post-Effective Amendment No.
      30 on Form N-1A filed on June 30, 2000.  (File Nos. 33-26516 and 811-5752)
27.   Response is incorporated by reference to Registrant's Post-Effective Amendment No.
      31 on Form N-1A filed on April 30, 2001.  (File Nos. 33-26516 and 811-5752)

Item 24.    Persons Controlled by or Under Common Control with Registrant:

            None

Item 25.    Indemnification: (4)

Item 26.    Business and Other Connections of Investment Adviser:

            Independence One Capital Management Corporation ("IOCM") is an investment advisory subsidiary of Michigan National Corporation ("MNC"). IOCM provides investment advisory services for trust and other managed assets of
            Independence One Capital Management Corporation, a national banking association and wholly owned subsidiary of MNC. MNC is a wholly owned subsidiary of ABN AMRO Holding N.V., a publicly listed company headquartered in the Netherlands (the "Parent"), through other wholly-owned intermediate holding companies owned by the Parent. IOCM and the Trust Division of IOCM, through common personnel, manage custodial assets totaling $10.5 billion.  Of this amount, IOCM and the Trust Division have investment discretion over $2.5 billion. For more information on the business of the Adviser, see the
            Prospectuses under the heading "Who Manages the Funds?"

--------------------

4.    Response is incorporated by reference to Registrant's Post-Effective Amendment No. 2 on Form N-1A filed on June 27, 1990.  (File Nos. 33-26516 and 811-5752)

Item 26. - Continued.

The officers and directors of the Adviser and any other business, profession, vocation or employment of a substantial nature in which each such officer and director is or has been engaged during the past two years is set forth below.  Unless otherwise noted, the position listed under Other Business, Profession, Vocation or Employment is with IOCM.
The business address of each such director and officer is 27777 Inkster Road, Farmington
Hills, Michigan, 48333-9065.

                                                  Other Substantial Business
                           Position with            Profession, Vocation or
Name                        the Adviser                   Employment
----                       -------------        ------------------------------

Glenn L. Barnes              Director           Executive General Manager,
                                                Business and Personal Financial Services,
                                                National Australia Bank Limited.

John S. Carton               Director           Director, Michigan National Corporation;
                                                Chairman, President, and CEO,
                                                Pine View, Inc.

Sidney E. Forbes             Director           Director, Michigan National Corporation;
                                                Partner, Forbes/Cohen Properties.

William F. Pickard           Director           Director, Michigan National Corporation,
                                                Chairman and Chief Executive Officer, Regal
                                                Plastics Company.

Douglas E. Ebert             Director,          Chief Executive Officer,
                             and Chief          Michigan National Corporation
                             Executive Officer

Stephen A. VanAndel          Director           Director, Michigan National Corporation;
                                                Chairman, Amway Corporation.

Frank J. Cicutto             Director           Managing Director & Chief
Executive Officer, National                           Australia Bank Limited

James B. Meyer               Director           Director, Michigan National
                                                Corporation, President and
                                                Chief Operating Officer,
                                                Spartan Stores, Inc.

James A. Williams            Chairman           Chairman, Michigan National Corporation;
                                                Chairman and President Williams, Williams,
                                                Ruby & Plunkett P.C.

                                                  Other Substantial Business
                           Position with            Profession, Vocation or
Name                        the Adviser                   Employment
----                       -------------        ------------------------------
Richard C. Webb              Head CBFS          Head, Custom Business
Financial Services ("CBFS"),                                Michigan National Corporation.

Susan Barbour                Head of Preminum   Head of Premium Financial
                             Financial Services Services, Michigan National
                                                Corporation
Joel Blom                    Head-Direct Retailing
                             & Channel Mgt.

Robert Hutchinson            Head of Retail     Head of Retail Financial Services
                             Financial Services Michigan National Corporation

Robert Stapleton             Head-Investment
                             Services

Leslie V. Starr              Head-Information
                             Technology

Charles Van Swearingen       Chief Financial    Chief Financial Officer,
                             Officer            Michigan National Corporation.

                             Kevin J. Van Solkema                 Head/Risk   Head of Risk
                                                Management,
                             Management         Michigan National Bank.

Errol Talbott                Chief Operations   Director, Michigan
                             Officer            National Corporation.

Joseph L. Fritzsche          Head-Corporate Human        Head-Corporate Human Resources,
                             Resources          Michigan National Corporation.

James C. Rose              Acting General Counsel        Acting General Counsel &
                           & Secretary          Secretary

For further information about IOCM, its officers and directors, response is incorporated by reference to IOCM's Form ADV, File No. 801-29728, dated September 14, 1994, as amended.

IOCM has delegated daily management of some of the Equity Plus Fund and Small Cap Fund's assets to a Sub-Adviser, Sosnoff Sheridan Weiser Corporation (doing business as Sosnoff
Sheridan Group), who is paid by the Adviser and not by the Funds. Sosnoff Sheridan Weiser
Corporation  is controlled by Tom Sosnoff, its Director and President, and Scott Sheridan,
it Director, Executive Vice-President and Secretary. The Corporation's address is 3304
North Lincoln, Chicago, Illinois 60657.

For further information about Sosnoff Sheridan Weiser Corporation, its officers and directors, response is incorporated by reference to IOCM's Form ADV, File No. 801-49181, dated May 17, 1995, as amended.

IOCM has delegated daily management of some of the International Equity Fund's assets to a Sub-Adviser, ABN AMRO Asset Management (USA), LLC (AAAM).  AAAM is a global network of asset managers managing global, regional and domestic portfolios.  AAAM, located at 208 South LaSalle Street, 4th Floor, Chicago, Illinois 60604-1003, is the
US presence within the global network and US registered investment adviser providing domestic, regional and global management services from its US offices and from offices of certain affiliates in Amsterdam, Hong Kong and Sao Paulo.

Item 27.  Principal Underwriters:
          -----------------------

(a)   Federated Securities Corp. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

Cash Trust Series II; Cash Trust Series, Inc.; CCMI Funds; Edward D. Jones & Co.
Daily Passport Cash Trust; Federated Limited Duration Government Fund, Inc.;
Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust;
Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fixed Income
Securities, Inc.;
Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated
Government Income Securities, Inc.; Federated High Income Bond Fund, Inc.; Federated
High Yield Trust; Federated Income Securities Trust; Federated Income Trust;
Federated Index Trust; Federated Institutional Trust; Federated Insurance Series;
Federated International Series, Inc.; Federated Investment Series Funds, Inc.;
Federated Managed Allocation Portfolios; Federated Municipal Opportunities Fund,
Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Securities
Income Trust; Federated Short-Term Municipal Trust; Federated Stock and Bond Fund,
Inc.; Federated Stock Trust; Federated Total Return Series, Inc.; Federated U.S.
Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated
U.S. Government Securities Fund: 2-5 Years; Federated Total Return Government Bond
Fund; Federated Utility Fund, Inc.; Federated World Investment Series, Inc.;
FirstMerit Funds; Hibernia Funds; Independence One Mutual Funds; Intermediate
Municipal Trust; Marshall Funds, Inc.; Money Market Obligations Trust; Regions Funds;
RIGGS Funds; SouthTrust Funds; Wachovia Variable Insurance Funds; The Wachovia Funds;
The Wachovia Municipal Funds; and Vision Group of Funds, Inc.

            (b)

        (1)                          (2)                       (3)
Positions and Offices                                 Positions and Offices
  With Distributor                   Name                With Registrant
---------------------         ------------------      ---------------------

Chairman:                     Richard B. Fisher

Director:                     Arthur L. Cherry

President-Institutional
Sales and Director:           John B. Fisher

Director, Executive Vice
Vice President and Assistant
Secretary:                    Thomas R. Donahue

President-Broker/Dealer
And Director:                 James F. Getz

Executive Vice President:     David M. Taylor

Senior Vice Presidents:
                              Mark W. Bloss
                              Richard W. Boyd
                              Laura M. Deger
                              Peter W. Eisenbrandt
                              Theodore Fadool, Jr.
                              Bryant R. Fisher
                              Christopher T. Fives

            (b)

        (1)                          (2)                       (3)
Positions and Offices                                 Positions and Offices
  With Distributor                   Name                With Registrant
---------------------         ------------------      ---------------------

                              James S. Hamilton
                              James M. Heaton
                              Keith Nixon
                              Solon A. Person, IV
                              Ronald M. Petnuch
                              Timothy C. Pillion
                              Thomas E. Territ

Vice Presidents:              Ernest G. Anderson
                              Teresa M. Antoszyk
                              John B. Bohnet
                              Jane E. Broeren-Lambesis
                              David J. Callahan
                              Mark Carroll
                              Steven R. Cohen
                              Mary J. Combs
                              R. Edmond Connell, Jr.
                              Kevin J. Crenny
                              Daniel T. Culbertson
                              G. Michael Cullen
                              Marc C. Danile
                              Robert J. Deuberry
                              William C. Doyle
                              Timothy Franklin
                              Joseph D. Gibbons
                              John K. Goettlicher
                              G. Tad Gullickson
                              Scott Gundersen
                              Dayna C. Haferkamp
                              Raymond J. Hanley
                              Anthony J. Harper
                              Victor L. Harper, Jr.
                              Bruce E. Hastings
                              Charlene H. Jennings
                              H. Joseph Kennedy
                              Michael W. Koenig
                              Ed Koontz
                              Christopher A. Layton
                              Michael H. Liss
                              Michael R. Manning
                              Martin J. McCaffrey
                              Maurice W. McKinney
                              Amy Michalisyn
                              Mark J. Miehl
                              Richard C. Mihm
                              Vincent T. Morrow
                              Alec H. Neilly
                              Thomas A. Peter III
                              Raleigh Peters
                              Robert F. Phillips
                              Richard A. Recker
                              Eugene B. Reed
                              Paul V. Riordan
                              John Rogers
                              Brian S. Ronayne
                              Thomas S. Schinabeck
                              Edward J. Segura
                              Edward L. Smith
                              David W. Spears
                              John A. Staley
            (b)

        (1)                          (2)                       (3)
Positions and Offices                                 Positions and Offices
  With Distributor                   Name                With Registrant
---------------------         ------------------      ---------------------

                              Colin B. Starks
                              Jeffrey A. Stewart
                              William C. Tustin
                              Paul A. Uhlman
                              Richard B. Watts
                              G. Walter Whalen
                              Terence Wiles
                              Edward J. Wojnarowski
                              Michael P. Wolff
                              Scott F. Wright

Assistant Vice Presidents:    Robert W. Bauman
                              Edward R. Bozek
                              Charles L. Davis, Jr.
                              Beth C. Dell
                              Donald C. Edwards
                              Jennifer Fetteroff
                              John T. Glickson
                              Ernest L. Linane
                              Renee L. Martin
                              Lynn Sherwood-Long

Secretary:                    Kirk A. Montgomery

Treasurer:                    Denis McAuley, III

Assistant Secretaries:        Timothy S. Johnson     Assistant Secretary
                              Victor R. Siclari

The business address of each of the Officers of Federated Securities Corp. is
Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779.

            (c)  Not applicable

Item 28.    Location of Accounts and Records:

            All accounts and records required to be maintained by Section
            31(a) of the Investment Company Act of 1940 and Rules 31a-1
            through 31a-3 promulgated thereunder are maintained at one of the following locations:

            Independence One Mutual Funds       5800 Corporate Drive
            (Registrant)                        Pittsburgh, PA 15237-7010

            Federated Shareholder Services      P.O. Box 8609
            Company                             Boston, Massachusetts
            (Transfer Agent,Dividend            02266-8609
            Disbursing Agent and
            Portfolio Recordkeeper)

            Federated Administrative Services   Federated Investors Tower
            (Administrator)                     1001 Liberty Avenue
                                                Pittsburgh, PA 15222-3779

            Independence One Capital            27777 Inkster Road
            Management Corporation              Mail Code 10-52
            (Adviser)                           Farmington Hills, MI 48333

            ABN AMRRO Asset Management          208 South LaSalle Street
              USA (LLC)                         4th Floor
             (Sub-Adviser to International      Chicago, IL   60604-1003
              Equity Fund)

            Independence One Capital            27777 Inkster Road
              Management Corporation            Mail Code 10-52
            (Sub-Adviser to U.S.                Farmington Hills, MI 48333
              Government Securities
              Fund)

            Sosnoff Sheridan Corporation        3304 N. Lincoln
            (Sub-Adviser to Equity Plus Fund    Chicago, IL 60657
              and Small Cap Fund)

            Michigan National Bank              27777 Inkster Road
            (Custodian)                         Mail Code 10-52
                                                Farmington Hills, MI 48333

Item 31.    Management Services:  Not applicable.

Item 32.    Undertakings:

            Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

                                      SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment
Company Act of 1940, the Registrant, INDEPENDENCE ONE MUTUAL FUNDS, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration
Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of
Pennsylvania, on the 27th day of June, 2001.

                             INDEPENDENCE ONE MUTUAL FUNDS

                  BY:  /s/ C. Grant Anderson
                  C. Grant Anderson, Secretary
                  Attorney in Fact for Edward C. Gonzales
                  June 27, 2001

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to its
Registration Statement has been signed below by the following person in the capacity and on the date indicated:

    NAME                            TITLE                         DATE
    ----                            -----                         ----

By:  /s/ C. Grant Anderson         Attorney In Fact       June 27, 2001
    C. Grant Anderson              For the Persons
    SECRETARY                      Listed Below

    NAME                            TITLE

Edward C. Gonzales*               President
                                  (Chief Executive Officer
                                  and Principal Financial and
                                  Accounting Officer)

Robert E. Baker*                  Trustee

Harold Berry*                     Trustee

Nathan Forbes*                    Trustee

Harry J. Nederlander*             Trustee

Thomas S. Wilson*                 Trustee

* By Power of Attorney